
Table of Contents
Letter to Shareholders ................................................      1

MassMutual Prime Fund
   Portfolio Manager Report ...........................................      3
   Portfolio of Investments ...........................................      5
   Financial Statements ...............................................      7

MassMutual Short-Term Bond Fund
   Portfolio Manager Report ...........................................     11
   Portfolio of Investments ...........................................     13
   Financial Statements ...............................................     15

MassMutual Core Bond Fund
   Portfolio Manager Report ...........................................     20
   Portfolio of Investments ...........................................     22
   Financial Statements ...............................................     25

MassMutual Balanced Fund
   Portfolio Manager Report ...........................................     30
   Portfolio of Investments ...........................................     32
   Financial Statements ...............................................     36

MassMutual Value Equity Fund
   Portfolio Manager Report ...........................................     41
   Portfolio of Investments ...........................................     43
   Financial Statements ...............................................     45

MassMutual Small Cap Value Equity Fund
   Portfolio Manager Report ...........................................     50
   Portfolio of Investments ...........................................     52
   Financial Statements ...............................................     54

MassMutual International Equity Fund
   Portfolio Manager Report ...........................................     59
   Portfolio of Investments ...........................................     61
   Financial Statements ...............................................     63
Notes to Financial Statements .........................................     68

--------------------------------------------------------------------------------
MassMutual Institutional Funds - Letter to Shareholders
--------------------------------------------------------------------------------

To Our Shareholders


[PICTURE OF STUART H. REESE APPEARS HERE]                          July 31, 1997

Stuart H. Reese

" . . . it was predominately the very largest growth companies that were leading the market."

Economic Strength Continues

Over seven and a half years into the current expansion, and the factors that have been critical in shaping economic behavior -- a broad-based expansion free of major excesses, low inflation, a Federal budget deficit that has been falling, now down to $50-$60 billion, and a Federal Reserve that is sensitive to potential price pressures but not given to aggressiveness are still in place.

In the first half of 1997, consumption drove economic gains, with solid support from private investment. Employment continued to grow, as did personal income, and consumer confidence reached a long-time high. These factors allowed businesses to build up inventories in the first quarter to meet consumer demand, which in turn supported consumer behavior.

With Little Concern About Inflation

Even with unemployment as low as it has been, there are few signs on the horizon that inflation is a concern. During the first half of the year, even while Chairman Greenspan built a case for raising rates during several appearances before congressional committees, the Federal Reserve made only one interest rate move -- a quarter-point tightening on March 25, 1997.

Domestic Stocks Surge

With a steady economy, lean, competitive and profitable corporations and favorable monetary policy, the stock market soared to new heights. Both the Dow Jones Industrial Average and the Standard & Poor's 500 set and then surpassed records during the past six months. When you consider that the U.S. market has effectively doubled over the past two and a half years, nightly reports of the market's new records are almost old news.

Even while the major market indices have made news, it's only been recently that the bullishness has broadened. Particularly during the first quarter, it was predominately the very largest growth companies that were leading the market. The `Nifty Fifty' largest U.S. companies' stocks pushed both index performance and their own prices to new highs. In the second quarter, however, we began to see investors once again include smaller company stocks and some previously out-of-favor companies in their focus.

During the first half of this year, international stock markets have also done well. Major markets in continental Europe, with the exception of the United Kingdom, have been quite strong, benefiting from corporate belt-tightening and favorable exchange rates. Japan has rebounded nicely, and Latin American markets have performed well on rapid growth and political stability. International index performance has lagged that reported by the domestic market primarily because of difficulties in emerging Southeast Asian markets over the period.

A Positive Environment for Bonds

The past six months have been positive for the debt markets as well, though response to economic news has not been nearly as dramatic as stock market reaction. The first quarter was somewhat difficult for most areas of the bond market, due to uncertainty about interest rates and then the Federal Reserve's March tightening. But in the second quarter, after expectations of further tightening were not realized, rates began to drop and bonds recouped their losses.

Some areas of the bond market have been very positive, particularly corporate bonds, with performance that is tied to many of the factors supporting stocks. Triple B-rated issues have also done well. Triple B bonds tend to have higher yields than higher-rated bonds, and since income has been the major component of bond total returns so far this year, they've been very strong. (Continued)

--------------------------------------------------------------------------------
MassMutual Institutional Funds - Letter to Shareholders (Continued)
--------------------------------------------------------------------------------

Balancing Risk and Reward in a High Priced Market

At this time, there is nothing in the forecast to shake our view that economic growth can continue throughout 1997. However, particularly in the case of large-cap domestic stocks, there is risk associated with any market that's enjoyed the terrific run ours has over the past several years. MassMutual's investment philosophy is grounded in the belief that protecting capital against downturns is just as important over the long term as is participating in the advances of bull markets.

We look for value when we evaluate both stocks and bonds, seeking to avoid the risk that follows buying a security that has reached or is nearing a peak high. As a result, while we take advantage of the opportunities a fast-paced market provides, we tend to be more cautious than some of our more growth-oriented peers. Over the market's history, the benefits of this approach have been borne out, and we expect that to continue in the future.

/s/ Stuart H. Reese

Stuart H. Reese
President
MassMutual Institutional Funds

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the investment objective and policies for the MassMutual Prime Fund?

The objective and policies of the Fund are to:

 . maximize current income, consistent with liquidity and preservation of capital

 . invest in a diversified portfolio of money market instruments

 . invest in high quality debt instruments with remaining maturity not to exceed
  397 days
Note: This is not a money market fund.

How did the Fund perform over the past six months?

The Fund continues to perform well, reporting returns that are superior to Lipper Analytical's average for money market funds. Our advantage comes primarily from the fact that this is a Fund which invests in securities that have maturities less than one year and that are considered to be Tier 2 instruments by the Securities Exchange Commission. So, while our first concern is maintaining principal stability, we have the flexibility to invest in Tier 2 commercial paper. This is an investment category that requires more research than higher-rated Tier 1 paper, but it also offers significant income advantages. Because we have the research capabilities in house, we buy Tier 2 regularly and we've benefited.

What have been the most significant events in your market over the past six months and how was the portfolio positioned for them?

Short-term interest rates are impacted by the changes in the nation's monetary policy. The Federal Reserve raised interest rates only once during the first six months of the year. A twenty-five basis point increase in the Federal Funds rate occurred in March. This rise in rates was prompted by the length of the economic expansion and the record highs reached by the stock market.

The shorter the average life of a portfolio, the faster its instruments can be replaced with higher yielding investments. Prior to the Federal Reserve's policy meeting in March, the Prime Funds average life was shorter than the universe of our peers. This factor gave the Fund an advantage in quickly replacing maturing issues with higher yielding investments.

The second major impact on our market during the first half of 1997 was a default on $500 million of Tier 1 commercial paper issued by Mercury Finance. Because it was highly rated, all money market funds were permitted to own the issue, and many did. We never rely solely on rating services' evaluations of securities when making purchases. We conduct proprietary research into all of the securities we buy, and monitor them for any changes on a daily basis. Our own analysis of Mercury kept us from investing in the commercial paper offering, and that protected us when Mercury defaulted.

Are you making any changes to the portfolio at this time?

Not really. The availability of Tier 2 paper has increased recently, so we have been buying more of it to take advantage of its superior yields. Other than that, we're planning to keep the average life of our portfolio closely in line with that of our benchmark.

What is your outlook for the coming months at this time?

The economy remains strong, with little evidence to suggest inflation is on the rise. As a result, we believe the Federal Reserve is keeping any movement in rates on hold for the time being. We've very recently seen rates on short-term securities drop slightly as the market has begun to share this belief. Until news on the economic forecast changes significantly, we will continue with our current strategy -- working to capture the highest yields available without increasing exposure to risk.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Prime Fund Classes 1-4 and 91-day Treasury Bills

--------------------------------------------------------------------------------
MassMutual Prime Fund
Total Return         Year to Date           One Year          Average Annual
                   1/1/97 - 6/30/97     7/1/96 - 6/30/97     10/3/94 - 6/30/97
Class 1                 2.04%                4.13%                 4.25%
Class 2                 2.31%                4.70%                 4.85%
Class 3                 2.49%                5.07%                 5.20%
Class 4                 2.61%                5.32%                 5.44%
--------------------------------------------------------------------------------
91-Day                  2.50%                5.09%                 5.18%
Treasury Bills
--------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original costs. Investors should note that the Fund is a professionally managed mutual fund, while 91-day Treasury Bills are unmanaged and do not incur expenses.

                           [LINE GRAPH APPEARS HERE]

                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             Class 1       Class 2       Class 3       Class 4       T-Bills
10/3/94    $ 10,000      $ 10,000      $ 10,000      $ 10,000      $ 10,000
12/94        10,096        10,115        10,121        10,126        10,112
6/95         10,330        10,377        10,401        10,419        10,384
12/95        10,559        10,639        10,680        10,711        10,671
6/96         10,767        10,876        10,939        10,982        10,932
12/96        10,987        11,129        11,214        11,272        11,209
6/97         11,211        11,387        11,493        11,565        11,489

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997

                            Principal
                             Amount        Market Value
                             ------        ------------
SHORT-TERM INVESTMENTS - 99.9%
Commercial Paper -- 99.3%
Aristar, Inc.
 5.660% 8/28/1997          $ 4,450,000     $  4,409,421
Boston Scientific
 Corporation
 5.800% 7/01/1997              315,000          315,000
Boston Scientific
 Corporation
 5.820% 9/03/1997            1,045,000        1,034,318
Boston Scientific
 Corporation
 5.850% 9/03/1997            3,100,000        3,068,311
Boston Scientific
 Corporation
 5.870% 7/10/1997            1,725,000        1,722,468
Burlington Northern
 Santa Fe Corporation
 5.800% 8/07/1997            9,830,000        9,771,402
Carter Holt Harvey
 Limited
 5.810% 9/15/1997            5,500,000        5,433,236
Carter Holt Harvey
 Limited
 5.810% 9/16/1997            5,200,000        5,136,047
Central and South
 West Corporation
 5.800% 8/26/1997            7,435,000        7,367,920
Cincinnati Bell Inc.
 5.560% 8/18/1997            6,000,000        5,955,520
Comdisco, Inc.
 5.820% 7/17/1997            5,330,000        5,316,213
Comdisco, Inc.
 5.830% 9/15/1997            1,900,000        1,876,936
Comdisco, Inc.
 5.850% 9/19/1997            1,200,000        1,184,667
ConAgra, Inc.
 5.750% 8/29/1997            4,535,000        4,492,264
Cox Enterprises, Inc.
 5.780% 7/16/1997            5,245,000        5,232,368
Cox Enterprises, Inc.
 5.790% 7/11/1997            3,385,000        3,379,556
Crown Cork & Seal
 Company Inc.
 5.820% 8/08/1997            4,400,000        4,372,969
Crown Cork & Seal
 Company Inc.
 5.830% 9/29/1997            2,640,000        2,602,050
CSX Corporation
 5.750% 7/14/1997            3,695,000        3,687,328
CSX Corporation
 5.800% 12/01/1997           6,000,000        5,853,375
Dominion Resources,
 Inc.
 5.800% 8/27/1997            4,375,000        4,334,823
Dominion Resources,
 Inc.
 5.840% 7/22/1997            6,300,000        6,278,538
Echlin, Inc.
 5.640% 8/01/1997            4,130,000        4,109,942
Finova Capital
 Corporation
 5.640% 1/29/1998            4,630,000        4,473,224
General Motors
 Acceptance
 Corporation
 5.420% 7/30/1997            3,640,000        3,624,107
General Motors
 Acceptance
 Corporation
 5.700% 12/03/1997           6,800,000        6,631,653
Harris Corporation
 5.800% 7/09/1997            5,700,000        5,692,653
Harris Corporation
 5.800% 7/21/1997            2,140,000        2,133,105
Illinois Power
 Company
 5.750% 7/08/1997              815,000          814,089
Illinois Power
 Company
 5.800% 7/23/1997            5,080,000        5,061,994
Illinois Power
 Company
 5.820% 8/05/1997            4,715,000        4,688,321
Lockheed Martin
 Corporation
 5.500% 7/28/1997            4,000,000        3,983,500
Lockheed Martin
 Corporation
 5.740% 7/31/1997            1,500,000        1,492,825
Lockheed Martin
 Corporation
 5.780% 7/08/1997            4,965,000        4,959,420
Mead Corporation
 5.880% 9/22/1997            8,580,000        8,466,255
ORIX Credit Alliance,  Inc.
 5.530% 7/24/1997            3,550,000        3,537,458
ORIX Credit Alliance,
 Inc.
 5.830% 9/19/1997            3,875,000        3,825,486
ORIX Credit Alliance,
 Inc.
 5.920% 10/31/1997           2,200,000        2,157,131
Praxair, Inc.
 5.450% 7/18/1997            3,555,000        3,545,851
Praxair, Inc.
 5.790% 7/02/1997              315,000          314,949
Praxair, Inc.
 5.790% 11/17/1997           1,150,000        1,124,468
Public Service
 Company of Colorado
 5.840% 9/24/1997            6,170,000        6,086,234
Public Service
 Company of Colorado
 5.850% 7/22/1997            1,415,000        1,410,171
Public Service
 Electric and Gas
 Company
 5.820% 7/07/1997            2,750,000        2,747,332
Public Service
 Electric and Gas
 Company
 5.820% 8/04/1997            8,000,000        7,956,027
Rite Aid Corporation
 5.750% 7/10/1997            2,900,000        2,895,831
Rite Aid Corporation
 5.770% 7/01/1997            2,950,000        2,950,000

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.    5

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio of Investments
--------------------------------------------------------------------------------

                            Principal
                             Amount        Market Value
                             ------        ------------
Rite Aid Corporation
 5.800% 7/14/1997          $ 1,100,000     $  1,097,696
Rite Aid Corporation
 5.800% 7/25/1997            3,000,000        2,988,400
Textron Financial
 Corporation
 5.820% 7/03/1997            5,465,000        5,463,233
Textron Financial
 Corporation
 5.830% 7/07/1997              800,000          799,223
Textron Financial
 Corporation
 5.850% 7/07/1997            1,035,000        1,033,991
Timken Company
 5.800% 7/15/1997            4,000,000        3,990,977
Timken Company
 5.850% 9/16/1997            4,550,000        4,494,041
Union Camp Corp.
 5.650% 10/17/1997           2,500,000        2,456,875
Union Camp Corp.
 5.720% 7/23/1997            3,165,000        3,153,936
Union Pacific
 Corporation
 5.830% 9/11/1997            4,735,000        4,680,547
Union Pacific
 Corporation
 5.850% 7/28/1997            3,275,000        3,260,631
Union Pacific
 Corporation
 5.850% 9/17/1997            2,735,000        2,700,926
UOP
 5.830% 8/01/1997            6,000,000        5,969,879
UOP
 5.830% 8/06/1997            2,885,000        2,868,180
Whirlpool Financial
 Corporation
 5.800% 8/12/1997            1,915,000        1,902,042
Whirlpool Financial
 Corporation
 5.800% 9/04/1997            3,030,000        2,998,543
Whirlpool Financial
 Corporation
 5.820% 8/22/1997            5,760,000        5,711,578
                                           ------------
                                            243,077,454
                                           ------------

Discount Note -- 0.6%
Federal Farm Credit
 Bank
 5.230% 8/19/1997            1,530,000        1,519,109
                                           ------------
TOTAL SHORT-TERM
INVESTMENTS                                 244,596,563
                                           ------------
(Cost $244,588,726)+

TOTAL INVESTMENTS -- 99.9%                  244,596,563

Other Assets/
(Liabilities) - 0.1%                            358,000
                                           ------------

NET ASSETS -- 100.0%                       $244,954,563
                                           ============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)

6    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements
--------------------------------------------------------------------------------

                                                                                   June 30, 1997
                                                                                    (Unaudited)
                                                                                  --------------
Statement of Assets and Liabilities

Assets:
   Short-term investments, at value (cost $244,588,726) (Note 2)...............   $  244,596,563
   Cash........................................................................            2,640
   Receivables from:
     Fund shares sold..........................................................        1,938,518
                                                                                  --------------
       Total assets............................................................      246,537,721
                                                                                  --------------

Liabilities:
   Payables for:
     Fund shares redeemed......................................................        1,454,783
     Directors' fees and expenses (Note 3).....................................            5,202
     Affiliates (Note 3):
        Investment management fees.............................................           98,510
        Administration fees....................................................           17,885
        Service and distribution fees..........................................              223
   Accrued expenses and other liabilities......................................            6,555
                                                                                  --------------
        Total liabilities......................................................        1,583,158
                                                                                  --------------
   Net assets..................................................................   $  244,954,563
                                                                                  ==============

Net assets consist of:
   Paid-in capital.............................................................   $  238,247,351
   Undistributed net investment income.........................................        6,710,299
   Accumulated net realized loss on investments................................          (10,924)
   Net unrealized appreciation on investments..................................            7,837
                                                                                  --------------
                                                                                  $  244,954,563
                                                                                  ==============
Net assets:
      Class 1..................................................................   $      111,959
                                                                                  ==============
      Class 2..................................................................   $      113,610
                                                                                  ==============
      Class 3..................................................................   $      114,477
                                                                                  ==============
      Class 4..................................................................   $  244,614,517
                                                                                  ==============
Shares outstanding:
      Class 1..................................................................          726.501
                                                                                  ==============
      Class 2..................................................................          734.255
                                                                                  ==============
      Class 3..................................................................          738.294
                                                                                  ==============
      Class 4..................................................................    1,578,770.623
                                                                                  ==============
Net asset value, offering price and
redemption price per share:
      Class 1..................................................................   $       154.11
                                                                                  ==============
      Class 2..................................................................   $       154.73
                                                                                  ==============
      Class 3..................................................................   $       155.06
                                                                                  ==============
      Class 4..................................................................   $       154.94
                                                                                  ==============

   The accompanying notes are an integral part of the financial statements.    7

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements
--------------------------------------------------------------------------------

                                                                                 Six months ended
                                                                                   June 30, 1997
                                                                                    (Unaudited)
                                                                                   ------------
Statement of Operations

Investment income:
     Interest...................................................................    $  7,305,942
                                                                                    ------------
     Expenses (Note 1):
     Investment management fees (Note 3)........................................         576,162
     Custody fees...............................................................          11,181
     Audit and legal fees.......................................................           3,281
     Directors' fees (Note 3)...................................................          10,410
     Fees waived by the investment manager (Note 3).............................         (29,758)
                                                                                    ------------
                                                                                         571,276
     Administration fees (Note 3):
       Class 1..................................................................             309
       Class 2..................................................................             286
       Class 3..................................................................             177
       Class 4..................................................................         103,830
     Distribution and service fees (Note 3):
       Class 1..................................................................             357
       Class 2..................................................................              84
                                                                                    ------------
         Net expenses...........................................................         676,319
                                                                                    ------------
         Net investment income..................................................       6,629,623
                                                                                    ------------

Realized and unrealized gain (loss):
     Net realized loss on investment transactions...............................          (3,773)
     Net change in unrealized appreciation (depreciation)
     on investments.............................................................          15,925
                                                                                    ------------
         Net realized and unrealized gain.......................................          12,152
                                                                                    ------------
Net increase in net assets resulting from operations.....................           $  6,641,775
                                                                                    ============
                                                               Six months ended
                                                                 June 30, 1997       Year ended
                                                                 (Unaudited)      December 31, 1996
                                                                ---------------    -------------
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:
Operations:
      Net investment income...................................  $     6,629,623    $  13,029,745
      Net realized loss on investment transactions............           (3,773)          (5,068)
      Net change in unrealized appreciation (depreciation)
       on investments.........................................           15,925           11,447
                                                                ---------------    -------------
       Net increase in net assets resulting from operations...        6,641,775       13,036,124
                                                                ---------------    -------------
Distributions to shareholders (Note 2):
      From net investment income:
      Class 1.................................................               --           (4,288)
      Class 2.................................................               --           (4,922)
      Class 3.................................................               --           (5,335)
      Class 4.................................................               --      (13,067,477)
                                                                ---------------    -------------
       Total distributions from net investment income.........               --      (13,082,022)
                                                                ---------------    -------------
Net fund share transactions (Note 5):
      Class 1.................................................               --            4,288
      Class 2.................................................               --            4,922
      Class 3.................................................               --            5,335
      Class 4.................................................      (20,748,693)       4,838,727
                                                                ---------------    -------------
        Increase (Decrease) in net assets from net fund
          share transactions..................................      (20,748,693)       4,853,272
                                                                ---------------    -------------
      Total increase (decrease) in net assets.................      (14,106,918)       4,807,374
   Net assets:
      Beginning of period.....................................      259,061,481      254,254,107
                                                                ---------------    -------------
      End of period (including undistributed net investment
       income of $6,710,299 and $80,676, respectively)........  $   244,954,563    $ 259,061,481
                                                                ===============    =============

8  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                               Class 1
                                                                                               -------
                                                                Six months ended
                                                                     6/30/97        Year ended        Year ended      Period ended
                                                                   (Unaudited)       12/31/96          12/31/95        12/31/94+**
                                                                 -------------    -------------     -------------    -------------
Net asset value, beginning of period                             $     151.03     $     151.05      $     150.39     $     150.00
                                                                 -------------    -------------     -------------    -------------
Income (loss) from investment operations:
  Net investment income                                                  3.06***          6.09***           6.90 ***         1.02
  Net realized and unrealized gain (loss) on investments                 0.02             0.03             (0.01)            0.42
                                                                 -------------    -------------     -------------    -------------
   Total income (loss) from investment operations                        3.08             6.12              6.89             1.44
                                                                 -------------    -------------     -------------    -------------
Less distributions to shareholders:
  From net investment income                                               --            (6.14)            (6.23)           (1.05)
                                                                 -------------    -------------     -------------    -------------
Net asset value, end of period                                   $     154.11     $     151.03      $     151.05     $     150.39
                                                                 =============    =============     =============    =============
Total Return                                                             2.04%            4.05%             4.58%            0.96%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                      $112             $110              $105             $101
  Net expenses to average daily net assets#                              1.66%*           1.65%             1.65%            1.65%*
  Net investment income to average daily net assets                      4.05%*           3.97%             4.48%            4.07%*
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                          1.68%*           1.68%             1.68%            1.69%*


                                                                                                Class 2
                                                                                                -------
                                                                Six months ended
                                                                     6/30/97        Year ended        Year ended      Period ended
                                                                   (Unaudited)       12/31/96          12/31/95        12/31/94+**
                                                                 -------------    -------------     -------------    -------------
Net asset value, beginning of period                             $     151.23     $     151.24      $     150.56     $     150.00
                                                                 -------------    -------------     -------------    -------------
Income (loss) from investment operations:
  Net investment income                                                  3.49***          6.96***           7.78 ***         1.16
  Net realized and unrealized gain (loss) on investments                 0.01             0.04             (0.02)            0.57
                                                                 -------------    -------------     -------------    -------------
   Total income (loss) from investment operations                        3.50             7.00              7.76             1.73
                                                                 -------------    -------------     -------------    -------------
Less distributions to shareholders:
  From net investment income                                               --            (7.01)            (7.08)           (1.17)
                                                                 -------------    -------------     -------------    -------------
Net asset value, end of period                                   $     154.73     $     151.23      $     151.24     $     150.56
                                                                 =============    =============     =============    =============
Total Return                                                             2.31%            4.63%             5.16%            1.15%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                      $114             $111              $106             $101
  Net expenses to average daily net assets#                              1.11%*           1.10%             1.10%            1.10%*
  Net investment income to average daily net assets                      4.60%*           4.52%             5.03%            4.62%*
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                          1.13%*           1.13%             1.13%            1.14%*

+ All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*  Annualized
** For the period from October 3, 1994 (commencement of operations) through
   December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

   The accompanying notes are an integral part of the financial statements.    9

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                              Class 3
                                                                                              -------
                                                               Six months ended
                                                                    6/30/97         Year ended       Year ended     Period ended
                                                                  (Unaudited)        12/31/96         12/31/95       12/31/94+**
                                                                -------------     -------------    -------------   -------------
Net asset value, beginning of period                            $     151.29      $     151.32     $     150.61    $     150.00
                                                                -------------     -------------    -------------   -------------
Income (loss) from investment operations:
  Net investment income                                                 3.76***           7.51***         8.33 ***         1.21
  Net realized and unrealized gain (loss) on investments                0.01              0.05           (0.01)            0.61
                                                                -------------     -------------    -------------   -------------
   Total income (loss) from investment operations                       3.77              7.56             8.32            1.82
                                                                -------------     -------------    -------------   -------------
Less distributions to shareholders:
  From net investment income                                              --            (7.59)           (7.61)          (1.21)
                                                                -------------     -------------    -------------   -------------
Net asset value, end of period                                  $     155.06      $     151.29     $     151.32    $     150.61
                                                                =============     =============    =============   =============
Total Return                                                            2.49%             5.00%            5.53%           1.21%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                     $114              $112             $106            $101
  Net expenses to average daily net assets#                             0.76%*            0.75%            0.75%           0.75%*
  Net investment income to average daily net assets                     4.95%*            4.86%            5.38%           4.99%*
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         0.78%*            0.78%            0.78%           0.79%*

                                                                                              Class 4
                                                                                              -------
                                                               Six months ended
                                                                    6/30/97         Year ended       Year ended     Period ended
                                                                  (Unaudited)        12/31/96         12/31/95       12/31/94+**
                                                                -------------     -------------    -------------   -------------
Net asset value, beginning of period                            $     151.00      $     151.06     $     150.36    $     150.00
                                                                -------------     -------------    -------------   -------------
Income (loss) from investment operations:
  Net investment income                                                 3.93***           7.85***         8.70 ***         1.55
  Net realized and unrealized gain (loss) on investments                0.01              0.06           (0.02)            0.34
                                                                -------------     -------------    -------------   -------------
   Total income (loss) from investment operations                       3.94              7.91             8.68            1.89
                                                                -------------     -------------    -------------   -------------
Less distributions to shareholders:
  From net investment income                                              --            (7.97)           (7.98)          (1.53)
                                                                -------------     -------------    -------------   -------------
Net asset value, end of period                                  $     154.94      $     151.00     $     151.06    $     150.36
                                                                =============     =============    =============   =============
Total Return@                                                           2.61%             5.24%            5.78%           1.26%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                 $244,615          $258,729         $253,936        $170,548
  Net expenses to average daily net assets#                           0.5274%*          0.5160%          0.5160%         0.5160%*
  Net investment income to average daily net assets                     5.18%*            5.10%            5.61%           5.01%*
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                       0.5506%*          0.5509%          0.5468%         0.5605%*

+All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.

*Annualized

**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

10 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the investment objective and policies for the MassMutual Short-Term Bond Fund?

The objective and policies of the Fund are to:

 . achieve high total rate of return from current income while minimizing fluctuations in capital values

 . invest primarily in a diversified portfolio of short-term, investment-grade, fixed-income securities

 . manage duration to seek the best yield, while maintaining duration below three years to reduce volatility

 . diversify investments among market sectors on the basis of relative value

How did the Fund perform over the past six months?

The Fund has performed well. During a six month period that contained two distinctly different quarters, our strategy allowed us to outperform the majority of our peers, and to enjoy a substantial increase in assets under management.

What was the most significant event in your market over the period and how was the portfolio positioned for it?

The most significant event was the increase in interest rates that occurred prior to the Federal Reserve's end of March meeting. We use the shape of the yield curve -- a graphic illustration of the relative change in yield an investor receives for incremental moves into longer maturity bonds -- to determine the average duration of the Fund. During the first half of 1997, the yield curve was steep enough to suggest the portfolio's duration should be set at three years, our maximum. This hurt us during the first quarter of the year, since longer maturity bonds suffer greater price declines when interest rates increase.

However, the second quarter was almost a mirror image of the first. When rates began to drop in the second quarter, we benefited strongly.

What investment decisions were most successful over the period?

We added to our holdings of corporate bonds during the first half of the year, looking for investments that offered income and appreciation potential advantages over Treasuries. One of our successes in this arena was with McDonnell Douglas. The yield spread between this issue and comparable Treasuries narrowed as a planned merger with Boeing was announced. The price of these bonds appreciated, and they were sold prior to FTC approval as the risk of the merger had not yet dissipated.

On the negative side, we owned Norfolk Southern, a railroad that is issuing debt as a result of its merger with Conrail. Prices on the bonds we were holding declined, but we were able to trade into a much more liquid new issue at equivalent yield spread levels. We continue to own this issue of Norfolk Southern, expecting to see the bonds appreciate as the company's financial picture improves going forward.

Are you making any changes to the portfolio at this time?

Forty-seven percent of the portfolio is currently invested in Treasuries, up from 44 percent at the beginning of the year. In part, due to the large inflows of cash the Fund has seen over the past six months. At this time, we're actively searching for attractive corporate bonds, hoping to make opportune purchases in that sector. In addition, we've purchased some asset-backed securities, specifically Chase Auto and Met Life, to help us keep our duration on target.

What is your outlook for the coming months?

Our outlook is favorable. First off, in our opinion, the normal expected trade-off between strong economic growth or low inflation is not being realized. While the domestic economy is in the seventh year of its current expansion, inflation is at a 34-year low. The fact that consumer confidence has reached a 28-year high and that the budget deficit is at a 16-year low support our feeling that the economy's strength has staying power. In addition, it appears that the Federal Reserve's open market committee will remain on the sidelines after their single rate hike in late March.

We believe a healthy economy with no inflationary pressures suggests a favorable environment for Funds like ours will persist. As we move through the remainder of the year, we will continue to work to find ways to add value through opportune trading and yield curve positioning.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth of a $10,000 Imvestment

Hypothetical Investments in MassMutual Short-Term Bond Fund Classes 1-4 and the Lehman Brothers 1-3 Year Government Bond Index

--------------------------------------------------------------------------------

MassMutual Short-Term Bond Fund
Total Return


                           Year to Date       One Year           Average Annual
                           1/1/97-6/30/97     7/1/96-6/30/97     10/3/94-6/30/97
Class 1                        2.07%               5.27%              6.06%
Class 2                        2.36%               5.94%              6.65%
Class 3                        2.56%               6.21%              7.03%
Class 4                        2.57%               6.50%              7.25%

--------------------------------------------------------------------------------

Lehman Brothers                2.87%               6.56%              6.78%
1-3 Year
Government Bond Index
--------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged and does not incur expenses.

                           [LINE GRAPH APPEARS HERE]


                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                Class 1     Class 2     Class 3     Class 4     Lehman 1-3 Yr.
10/3/94         10,000      10,000      10,000      10,000          10,000
12/94            9,983       9,991      10,013      10,013          10,002
6/95            10,730      10,769      10,801      10,816          10,661
12/95           11,035      11,101      11,160      11,192          11,086
6/96            11,165      11,264      11,346      11,380          11,244
12/96           11,516      11,658      11,750      11,816          11,643
6/97            11,753      11,933      12,050      12,119          11,976


                           [PIE CHART APPEARS HERE]


Quality Structure (6/30/07)
MassMutual Short-Term Bond Fund
U.S. Governments Cash Equivalents Aaa/AAA               81.0%
Aa/AA                                                    3.1%
A/A                                                      9.3%
Baa/BBB                                                  6.6%


                           [PIE CHART APPEARS HERE]


Duration Diversification (6/30/97)
MassMutual Short-Term Bond Fund

Average Duration = 2.9 years
(Less than) 1 year                                      19.8%
1-3 years                                               40.6%
3-5 years                                               19.1%
5-7 years                                               19.1%
7-10 years                                               1.4%


--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997


                            Principal
                             Amount        Market Value
                             ------        ------------
BONDS & NOTES - 83.9%
ASSET BACKED SECURITIES - 6.5%
Capital Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000           $1,000,000     $    999,060
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002            1,505,214        1,510,859
Chase Manhattan Auto
 Owner Trust 1997-A,
 Class A4
 6.400% 7/16/2001            1,500,000        1,499,835
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999             249,094          251,194
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001            2,000,000        1,996,240
Metlife Capital
 Equipment Loan Trust
 Series 1997-A, Class A
 6.850% 5/20/2008            1,000,000          995,070
Nissan Auto
 Receivables 1994-A
 Grantor Trust, Class A
 6.450% 9/15/1999              400,290          400,790
Railcar Trust No.
 1992-1
 7.750% 6/01/2004            1,142,115        1,184,225
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002            2,426,059        2,432,124
                                           -------------

TOTAL ASSET BACKED
SECURITIES                                   11,269,397
                                           -------------
(Cost $11,284,986)

CORPORATE DEBT -- 18.5%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006           $1,000,000     $  1,021,200
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009            2,000,000        1,947,500
Analog Devices, Inc.
 6.625% 3/01/2000            1,000,000          994,310
Associates Corporation
 of North America
 6.750% 8/01/2001            1,500,000        1,501,860
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/07/2000            2,000,000        2,004,640
Carlisle Companies
 Incorporated
 7.250% 1/15/2007            1,000,000          998,110
The CIT Group
 Holdings, Inc.
 6.250% 3/22/1999            2,200,000        2,204,906
CSC Enterprises 144A
 6.500% 11/15/2001           2,000,000        1,982,660
First Brands
 Corporation
 7.250% 3/01/2007            1,500,000        1,497,720
General American
 Transportation
 Corporation
 6.750% 3/01/2006            1,000,000          967,720
Lockheed Martin
 Corporation
 7.700% 6/15/2008            1,000,000        1,043,040
Lucent Technologies
 Inc.
 6.900% 7/15/2001            2,000,000        2,017,640
MAPCO Inc.
 7.250% 3/01/2009            1,250,000        1,251,150
Norfolk Southern
 Corporation
 7.350% 5/15/2007            1,000,000        1,014,840
Orchard Supply
 Hardware Stores
 Corporation
 9.375% 2/15/2002            2,000,000        2,096,380
ORIX Credit Alliance,
 Inc. 144A
 6.480% 4/20/1999            2,000,000        1,990,400
Rite Aid Corporation
 6.700% 12/15/2001           1,000,000          992,410
The US West Capital
 Funding, Inc.
 6.850% 1/15/2002            1,500,000        1,498,395
Walt Disney Company,
 The
 6.375% 3/30/2001            1,500,000        1,488,810
W.R. Grace & Co.
 8.000% 8/15/2004            3,240,000        3,391,567
                                           -------------
TOTAL CORPORATE DEBT                         31,905,258
                                           -------------
(Cost $31,717,048)

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 13.4%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 2.5%
Collateralized Mortgage Obligations -- 2.2%
FHLMC Series 1693
 Class G
 6.000% 7/15/2007            2,000,000        1,946,860
FHLMC Series 1704
 Class PE
 6.000% 7/15/2007            2,000,000        1,974,360
                                           -------------
                                              3,921,220
                                           -------------

Pass-Through Securities -- 0.3%
FHLMC
 4.750% 9/01/2006              466,658          446,093
                                           -------------
                                              4,367,313
                                           -------------


                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------


                            Principal
                             Amount        Market Value
                             ------        ------------
Federal National Mortgage Association
(FNMA) -- 2.6%
Collateralized Mortgage Obligations -- 1.7%
FNMA Series 1993-
 175 Class PL
 5.000% 10/25/2002          $  468,248     $    466,052
FNMA Series 1993-71
 Class PG
 6.250% 7/25/2007            2,500,000        2,459,375
                                           -------------
                                              2,925,427
                                           -------------

Pass-Through Securities -- 0.9%
FNMA
 8.000% 5/01/2013              693,195          705,520
FNMA
 9.000% 10/01/2009             805,661          849,956
                                           -------------
                                              1,555,476
                                           -------------
                                              4,480,903
                                           -------------

Government National Mortgage Association
(GNMA) -- 1.0%
Pass-Through Securities -- 1.0%
GNMA  8.000% 5/15/2001 -
            11/15/2007       1,611,297        1,666,886
                                           -------------

U.S. Government Guaranteed Notes -- 7.3%
1991-A Jacksonville,
 FL
 8.400% 8/01/1997            1,150,000        1,152,507
1991-A St. Louis, MO
 8.400% 8/01/1997            3,350,000        3,357,303
1994-A Baxter
 Springs, KS
 6.310% 8/01/2001              500,000          492,595
1994-A Detroit, MI
 6.310% 8/01/2001              450,000          443,336
1994-A Jacksonville,
 FL
 6.310% 8/01/2001            1,485,000        1,463,007
1994-A Los Angeles
 County, CA
 6.310% 8/01/2001              225,000          221,668
1994-A Tacoma, WA
 6.310% 8/01/2001              195,000          192,112
1994-A Trenton, NJ
 6.310% 8/01/2001              145,000          142,853
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A
 8.080% 8/01/1998            3,000,000        3,063,750
U.S. Dept. of Housing
 and Urban
 Development, Series
 1996-A
 6.440% 8/01/1999            2,000,000        2,007,500
                                           -------------
                                             12,536,631
                                           -------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                           23,051,733
                                           -------------
(Cost $22,661,354)

U.S. TREASURY OBLIGATIONS -- 45.5%
U.S. Treasury Notes
U.S. Treasury Note
 5.750% 8/15/2003           11,800,000       11,394,316
U.S. Treasury Note
 7.125% 2/29/2000           27,000,000       27,590,490
U.S. Treasury Note
 7.250% 5/15/2004           20,400,000       21,263,736
U.S. Treasury Note
 8.875% 2/15/1999           17,500,000       18,260,200
                                           -------------

TOTAL U.S. TREASURY
OBLIGATIONS                                  78,508,742
                                           -------------
(Cost $78,829,547)
TOTAL BONDS & NOTES                         144,735,130
                                           -------------
(Cost $144,492,935)

SHORT-TERM INVESTMENTS -- 11.9%
Commercial Paper
Boston Scientific
 Corporation
 5.870% 9/03/1997            1,185,000        1,172,634
Carter Holt Harvey
 Limited
 5.760% 7/03/1997              665,000          664,787
Carter Holt Harvey
 Limited
 5.770% 7/03/1997              500,000          499,840
Carter Holt Harvey
 Limited
 5.900% 8/19/1997            2,355,000        2,336,088
Comdisco, Inc.
 5.850% 7/30/1997            2,015,000        2,005,504
Crown Cork & Seal
 Company Inc.
 5.700% 7/01/1997              161,000          161,000
Crown Cork & Seal
 Company Inc.
 5.780% 7/01/1997              117,000          117,000
Federal Signal Corp.
 5.820% 7/21/1997            1,045,000        1,041,621
ORIX Credit Alliance,  Inc.
 5.830% 7/01/1997            1,050,000        1,050,000
ORIX Credit Alliance,  Inc.
 5.870% 7/09/1997            2,840,000        2,836,295
ORIX Credit Alliance,
 Inc.
 5.900% 7/09/1997              114,000          113,851
Pennsylvania Power &
 Light Co.
 5.750% 7/01/1997              995,000          995,000
Sonat Inc.
 5.780% 7/07/1997            1,750,000        1,748,314
Union Pacific
 Corporation
 5.840% 9/11/1997            1,150,000        1,136,568
Union Pacific
 Corporation
 5.850% 7/28/1997            3,210,000        3,195,917
Union Pacific
 Corporation
 5.850% 9/11/1997            1,390,000        1,373,737
                                           -------------

TOTAL SHORT-TERM
INVESTMENTS                                  20,448,156
                                           -------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 95.8%                   165,183,286
(Cost $164,941,091)+

Other Assets/
(Liabilities) - 4.2%                          7,239,656
                                           -------------

NET ASSETS-- 100.0%                        $172,422,942
                                           -------------


Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

14    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

                                                                            June 30, 1997
                                                                             (Unaudited)
                                                                           ---------------
Assets:
      Investments, at value (cost $144,492,935) (Note 2)...............   $   144,735,130
      Short-term investments, at amortized cost (Note 2)...............        20,448,156
                                                                          ---------------
        Total Investments..............................................       165,183,286
      Cash.............................................................               426
      Receivables from:
        Fund shares sold...............................................         4,621,175
        Interest.......................................................         2,860,601
                                                                          ---------------
           Total assets................................................       172,665,488
                                                                          ---------------

Liabilities:
      Payables for:
        Fund shares redeemed...........................................           159,130
        Directors' fees and expenses (Note 3)..........................             5,318
        Affiliates (Note 3):
          Investment management fees...................................            60,940
          Administration fees..........................................            10,705
          Service and distribution fees................................               233
      Accrued expenses and other liabilities...........................             6,220
                                                                          ---------------
          Total liabilities............................................           242,546
                                                                          ---------------
      Net assets.......................................................   $   172,422,942
                                                                          ===============

Net assets consist of:
      Paid-in capital..................................................   $   167,618,985
      Undistributed net investment income..............................         4,939,839
      Accumulated net realized loss on investments.....................          (378,077)
      Net unrealized appreciation on investments.......................           242,195
                                                                          ---------------
                                                                          $   172,422,942
                                                                          ===============

Net assets:
      Class 1..........................................................   $       118,259
                                                                          ===============
      Class 2..........................................................   $       120,003
                                                                          ===============
      Class 3..........................................................   $       120,979
                                                                          ===============
      Class 4..........................................................   $   172,063,701
                                                                          ===============

Shares outstanding:

      Class 1..........................................................            11,415
                                                                          ===============
      Class 2..........................................................            11,544
                                                                          ===============
      Class 3..........................................................            11,599
                                                                          ===============
      Class 4..........................................................        16,587,139
                                                                          ===============

Net asset value, offering price and
redemption price per share:

      Class 1..........................................................   $         10.36
                                                                          ===============
      Class 2..........................................................   $         10.40
                                                                          ===============
      Class 3..........................................................   $         10.43
                                                                          ===============
      Class 4..........................................................   $         10.37
                                                                          ===============


    The accompanying notes are an integral part of the financial statements.  15

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of Operations

                                                                            Six months ended
                                                                              June 30, 1997
                                                                               (Unaudited)
                                                                           ------------------
Investment income:
     Interest.........................................................     $        5,330,859
                                                                           ------------------

Expenses (Note 1):
     Investment management fees (Note 3)..............................                346,373
     Custody fees.....................................................                  7,799
     Audit and legal fees.............................................                  2,032
     Directors' fees (Note 3).........................................                 10,526
     Fees waived by the investment manager (Note 3)...................                (18,246)
                                                                           ------------------
                                                                                      348,484
     Administration fees (Note 3):
       Class 1........................................................                    322
       Class 2........................................................                    297
       Class 3........................................................                    182
       Class 4........................................................                 60,055
     Distribution and service fees (Note 3):
       Class 1........................................................                    375
       Class 2........................................................                     88
                                                                           ------------------
         Net expenses.................................................                409,803
                                                                           ------------------
         Net investment income........................................              4,921,056
Realized and unrealized gain (loss):
     Net realized loss on investment transactions.....................                (82,877)
     Net change in unrealized appreciation (depreciation)
       on investments.................................................               (775,534)
                                                                           ------------------
         Net realized and unrealized loss.............................               (858,411)
                                                                           ------------------
     Net increase in net assets resulting from operations.............     $        4,062,645
                                                                           ==================


16   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                                        Six months ended
                                                                          June 30, 1997         Year ended
                                                                           (Unaudited)       December 31, 1996
                                                                       ------------------    -----------------
Increase (Decrease) in Net Assets:
Operations:
      Net investment income..........................................  $        4,921,056    $       8,081,821
      Net realized loss on investment transactions...................             (82,877)            (274,845)
      Net change in unrealized appreciation (depreciation)
       on investments................................................            (775,534)            (384,702)
                                                                       ------------------    -----------------
       Net increase in net assets resulting from operations..........           4,062,645            7,422,274
                                                                       ------------------    -----------------
Distributions to shareholders (Note 2):
      From net investment income:
      Class 1........................................................                  --               (5,225)
      Class 2........................................................                  --               (5,891)
      Class 3........................................................                  --               (6,321)
      Class 4........................................................                  --           (8,133,246)
                                                                       ------------------    -----------------
       Total distributions from net investment income................                  --           (8,150,683)
                                                                       ------------------    -----------------
      In excess of net investment income:
      Class 1........................................................                  --                   (1)
      Class 2........................................................                  --                   (1)
      Class 3........................................................                  --                   (1)
      Class 4........................................................                  --               (1,569)
                                                                       ------------------    -----------------
       Total distributions in excess of net investment income........                  --               (1,572)
                                                                       ------------------    -----------------
      From net realized gains:
      Class 1........................................................                  --                  (59)
      Class 2........................................................                  --                  (59)
      Class 3........................................................                  --                  (59)
      Class 4........................................................                  --              (71,288)
                                                                       ------------------    -----------------
       Total distributions from net realized gains...................                  --              (71,465)
                                                                       ------------------    -----------------
Net fund share transactions (Note 5):
      Class 1........................................................                  --                5,285
      Class 2........................................................                  --                5,951
      Class 3........................................................                  --                6,381
      Class 4........................................................          22,826,888           23,078,364
                                                                       ------------------    -----------------
       Increase in net assets from net fund share transactions.......          22,826,888           23,095,981
                                                                       ------------------    -----------------
      Total increase in net assets...................................          26,889,533           22,294,535
Net assets:
      Beginning of period............................................         145,533,409          123,238,874
                                                                       ------------------    -----------------
      End of period (including undistributed net investment
       income of $4,939,839 and $18,783, respectively................  $      172,422,942    $     145,533,409
                                                                       ------------------    -----------------


   The accompanying notes are an integral part of the financial statements.   17

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)


                                                                                                 Class 1
                                                                                                 -------
                                                                    Six months ended
                                                                        6/30/97        Year ended       Year ended     Period ended
                                                                      (Unaudited)       12/31/96         12/31/95       12/31/94**
                                                                      -----------      ----------       ----------      ----------
Net asset value, beginning of period                                  $   10.15        $   10.19        $    9.89       $   10.00
                                                                      -----------      -----------      -----------     -----------
Income (loss) from investment operations:
  Net investment income                                                    0.27***          0.50             0.55            0.09
  Net realized and unrealized gain (loss) on investments                  (0.06)           (0.05)            0.49           (0.11)
                                                                      -----------      -----------      -----------     -----------
   Total income (loss) from investment operations                           0.21             0.45             1.04          (0.02)
                                                                      -----------      -----------      -----------     -----------
Less distributions to shareholders:
  From net investment income                                                  --            (0.48)           (0.54)         (0.09)
  From net realized gains                                                     --            (0.01)           (0.20)            --
                                                                      -----------      -----------      -----------     -----------
   Total distributions                                                        --            (0.49)           (0.74)         (0.09)
                                                                      -----------      -----------      -----------     -----------
Net asset value, end of period                                        $    10.36       $    10.15       $    10.19      $    9.89
                                                                      ===========      ===========      ===========     ===========
Total Return                                                                2.07%            4.35%           10.54%         (0.17)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                         $118             $116             $111           $100
  Net expenses to average daily net assets#                                 1.66%*           1.65%            1.65%          1.65%*
  Net investment income to average daily net assets                         5.26%*           4.86%            5.20%          5.45%*
  Portfolio turnover rate                                                      9%              61%             114%            15%
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                             1.68%*           1.68%            1.68%          1.70%*



                                                                                                 Class 2
                                                                                                --------
                                                                   Six months ended
                                                                        6/30/97        Year ended       Year ended     Period ended
                                                                      (Unaudited)       12/31/96         12/31/95       12/31/94**
                                                                      -----------      ----------       ----------      ----------
Net asset value, beginning of period                                  $    10.16       $   10.19        $    9.89       $   10.00
                                                                      -----------      -----------      -----------     -----------
Income (loss) from investment operations:
  Net investment income                                                     0.29***         0.56             0.61            0.10
  Net realized and unrealized gain (loss) on investments                   (0.05)          (0.04)            0.49           (0.11)
                                                                      -----------      -----------      -----------     -----------
   Total income (loss) from investment operations                           0.24            0.52             1.10           (0.01)
                                                                      -----------      -----------      -----------     -----------
Less distributions to shareholders:
  From net investment income                                                  --           (0.54)           (0.60)          (0.10)
  From net realized gains                                                     --           (0.01)           (0.20)             --
                                                                      -----------      -----------      -----------     -----------
   Total distributions                                                        --           (0.55)           (0.80)          (0.10)
                                                                      -----------      -----------      -----------     -----------
Net asset value, end of period                                        $    10.40       $   10.16        $   10.19       $    9.89
                                                                      ===========      ===========      ===========     ===========
Total Return                                                                2.36%           5.02%           11.11%          (0.09)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                         $120            $117             $112            $101
  Net expenses to average daily net assets#                                 1.11%*          1.10%            1.10%           1.10%*
  Net investment income to average daily net assets                         5.81%*          5.41%            5.75%           5.99%*
  Portfolio turnover rate                                                      9%             61%             114%             15%
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                             1.13%*          1.13%            1.13%           1.15%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

18      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)


                                                                                                 Class 3
                                                                                                 -------
                                                                   Six months ended
                                                                       6/30/97        Year ended       Year ended      Period ended
                                                                     (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                     -----------      ----------       ----------       ----------
Net asset value, beginning of period                                 $    10.17       $   10.21        $    9.91        $   10.00
                                                                      ----------       ----------       ----------      ----------
Income (loss) from investment operations:
  Net investment income                                                    0.31***         0.60             0.64             0.10
  Net realized and unrealized gain (loss) on investments                  (0.05)          (0.05)            0.49            (0.09)
                                                                      ----------       ----------       ----------      ----------
   Total income (loss) from investment operations                          0.26            0.55             1.13             0.01
                                                                      ----------       ----------       ----------      ----------
Less distributions to shareholders:
  From net investment income                                                 --           (0.58)           (0.63)           (0.10)
  From net realized gains                                                    --           (0.01)           (0.20)              --
                                                                      ----------       ----------       ----------      ----------
   Total distributions                                                       --           (0.59)           (0.83)           (0.10)
                                                                      ----------       ----------       ----------      ----------
Net asset value, end of period                                        $   10.43        $  10.17         $  10.21        $    9.91
                                                                      ==========       ==========       ==========      ==========
Total Return                                                               2.56%           5.28%           11.46%            0.13%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                        $121            $118             $112             $100
  Net expenses to average daily net assets#                                0.76%*          0.75%            0.75%            0.75%*
  Net investment income to average daily net assets                        6.16%*          5.76%            6.10%            6.36%*
  Portfolio turnover rate                                                     9%             61%             114%              15%
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                            0.79%*          0.79%            0.78%            0.80%*



                                                                                                Class 4
                                                                                                -------
                                                                   Six months ended
                                                                       6/30/97        Year ended       Year ended      Period ended
                                                                     (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                     -----------      ----------       ----------       ----------
Net asset value, beginning of period                                 $    10.11       $   10.15        $    9.85        $   10.00
                                                                      ----------       ----------       ----------      ----------
Income (loss) from investment operations:
  Net investment income                                                    0.32***         0.60             0.66             0.16
  Net realized and unrealized gain (loss) on investments                  (0.06)          (0.03)            0.50            (0.15)
                                                                      ----------       ----------       ----------      ----------
   Total income (loss) from investment operations                          0.26            0.57             1.16             0.01
                                                                      ----------       ----------       ----------      ----------
Less distributions to shareholders:
  From net investment income                                                 --           (0.60)           (0.66)           (0.16)
  From net realized gains                                                    --           (0.01)           (0.20)              --
                                                                      ----------       ----------       ----------      ----------
   Total distributions                                                       --           (0.61)           (0.86)           (0.16)
                                                                      ----------       ----------       ----------      ----------
Net asset value, end of period                                       $    10.37       $   10.11        $   10.15        $    9.85
                                                                      ==========       ==========       ==========      ==========
Total Return@                                                              2.57%           5.57%           11.77%            0.13%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                  $  172,064       $ 145,182        $ 122,904        $ 106,846
  Net expenses to average daily net assets#                              0.5309%*        0.5190%          0.5190%          0.5190%*
  Net investment income to average daily net assets                        6.39%*          6.00%            6.32%            6.37%*
  Portfolio turnover rate                                                     9%             61%             114%              15%
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                          0.5546%*        0.5545%          0.5524%          0.5654%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.      19

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the investment objective and policies for the MassMutual Core Bond
Fund ?

The objective and policies of the Fund are to:

 . achieve high total rate of return over the long term consistent with prudent investment risk and the preservation of capital

 . invest primarily in investment-grade, fixed-income securities

 . maintain duration in a targeted range from four to seven years to reduce volatility

 . diversify investments by industry sector, maturity, issuer class, and quality sectors to reduce risk of capital erosion

How did the Fund perform over the past six months ?

The Fund has turned in a very solid performance for the first half of 1997, outpacing its benchmark, the Lehman Government/Corporate index and many of its peers. We're also pleased to have seen a substantial increase in assets under management during the first six months of the year.

What was the most significant event in your market during that time ?

Although the market experienced a mild correction as a result of the Federal Reserve's March interest rate increase, interest rates have remained within a very tight band. In this environment, where overall price volatility has decreased, we've performed well by investing in securities that can provide a yield advantage over Treasuries.

What investment decisions were most successful over the period?

We were very well positioned for the first half of the year, and outperformed our index and our peers for several reasons. Again, our primary advantage came from owning securities that offered a generous yield spread over Treasuries. In a tight trading range market, you can not expect much of a portfolio's total return to come from price appreciation. That makes any extra income you can garner a real benefit.

During the first half of 1997, mortgage-backed securities, approximately 20.2 percent of the portfolio, performed very well for us for just that reason. Mortgage-backed securities have higher yields and also tend to outperform other fixed income products when interest rates are relatively unchanging. This characteristic made them an excellent asset class to own during the full period.

Another asset class with spread advantages over Treasuries was corporate bonds. By June 30, our allocation to corporate bonds was increased from 33.0 percent of the portfolio at the beginning of the year to 42.1 percent. Due to the strength of both the economy and the stock market as well as the financial health of corporate America, we felt confident enough to move some of our assets into the lower quality areas of the investment grade corporate bond market. Our increased exposure to corporate bonds in general coupled with a thoroughly researched move toward higher-yielding bonds provided a significant boost to performance.

Are you making any changes to the portfolio at this time?

We're very comfortable with our sector allocations as they are now, and do not plan on making any significant changes in the near future. The Fund's assets have grown by 17 percent so far this year, and as money has come in, we've been investing it according to our current strategy. We believe the portfolio's existing positioning, with a focus on the areas of the market that offer advantageous yields, will continue to benefit us as the year proceeds. In addition to a consistent sector allocation, we plan to keep our duration -- which represents the portfolio's sensitivity to changes in interest rates -- close to that of the Lehman Brother's Government/Corporate Bond Index.

What is your outlook for the coming months?

In our opinion, the normal trade-off between strong economic growth or low inflation is not happening. Though the domestic economy is in the seventh year of its current expansion, there are many reasons to believe its strength will continue. Inflation is at a 34-year low, consumer confidence has reached a 28-year high, the budget deficit is at a 16-year low, and in the three meetings of the Federal Reserve's Open Market Committee during the first half of the year, rates were only increased once. We believe these factors suggest a continued favorable environment for a Fund like ours, which focuses on the generation of return from income.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Core Bond
Fund Class 1-4 and the Lehman Brothers
Government Corporate Bond Index

--------------------------------------------------------------------------------
MassMutual Core Bond Fund
Total Return    Year to Date        One Year         Average Annual
                1/1/97-6/30/97      7/1/96-6/30/97   10/3/94-6/30/97
Class 1             2.29%                6.69%             7.65%
Class 2             2.66%                7.37%             8.24%
Class 3             2.85%                7.73%             8.61%
Class 4             2.87%                7.96%             8.87%

--------------------------------------------------------------------------------
Lehman Brothers     2.74%                7.75%             8.93%
Government/Corporate
Bond Index

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Government/Corporate Bond Index is unmanaged and does not incur expenses.

                           [LINE GRAPH APPEARS HERE]

                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                Class 1        Class 2          Class 3       Class 4      Lehman Bros. Gov't/Corp.
10/3/94         10,000         10,000           10,000        10,000       10,000
12/94           10,000         10,008           10,009        10,020       10,037
6/95            11,121         11,170           11,192        11,212       11,220
12/95           11,781         11,860           11,898        11,940       11,968
6/96            11,475         11,575           11,645        11,695       11,743
12/96           11,970         12,105           12,197        12,274       12,315
6/97            12,243         12,427           12,545        12,626       12,653

                           [PIE CHART APPEARS HERE]

Quality Structure (6/30/97)
MassMutual Core Bond Fund

Below Baa/BBB                                     .8%
Baa/BBB                                         22.3%
U.S. Governments Cash Equivalents
Aaa/AAA                                         58.0%
Aa/AA                                            3.4%
A/A                                             15.5%

                           [PIE CHART APPEARS HERE]

Duration Diversification (6/30/97)
MassMutual Core Bond Fund

Average Duration = 5.0 years


greater than 10 years     16.1%
7-10 years                 5.1%
5-7 years                 28.3%
3-5 years                 19.2%
1-3 years                 24.7%
less than 1 year           6.6%

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997

                            Principal
                             Amount        Market Value
                             ------        ------------
BONDS & NOTES - 95.2%
ASSET BACKED SECURITIES -- 5.9%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000           $3,000,000     $  2,997,180
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002            3,763,036        3,777,147
Daimler-Benz Auto
 Grantor Trust 1995-A,
 Class A
 5.850% 5/15/2002            1,802,634        1,800,381
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999             373,641          376,791
Ford Credit Auto
 Owner Trust 1996-B
 Class A-4
 6.300% 1/15/2001            5,000,000        4,990,600
Keystone Auto
 Grantor Trust 1996-B,
 Class A 144A
 6.150% 4/15/2003            2,220,084        2,216,776
Metlife Capital
 Equipment Loan Trust
 Series 1997-A, Class A
 6.850% 5/20/2008            1,500,000        1,492,605
Nissan Auto
 Receivables 1994-A
 Grantor Trust, Class A
 6.450% 9/15/1999              800,586          801,587
Railcar Trust No.
 1992-1
 7.750% 6/01/2004            1,332,468        1,381,596
World Omni 1995-A
 Automobile Lease
 Securitization Trust,
 Class A
 6.050% 11/25/2001           2,258,513        2,259,913
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002           $2,571,622     $  2,578,051
                                          --------------

TOTAL ASSET BACKED
SECURITIES                                   24,672,627
                                          --------------
(Cost $24,704,112)

CORPORATE DEBT -- 42.1%
Airgas, Inc.
 7.140% 3/08/2004            4,000,000        4,012,744
AirTouch
 Communications, Inc.
 7.500% 7/15/2006            3,000,000        3,063,600
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009            4,000,000        3,895,000
American Airlines
 1994-A Pass-Through
 Trusts, Class A4 ++
 9.780% 11/26/2011           2,000,000        2,275,000
AMR Corporation ++
 9.000% 8/01/2012            2,000,000        2,240,280
Analog Devices, Inc. ++
 6.625% 3/01/2000            1,500,000        1,491,465
Associates Corporation
 of North America
 6.750% 8/01/2001            2,000,000        2,002,480
Associates Corporation
 of North America ++
 7.875% 9/30/2001            1,500,000        1,563,300
Barrick Gold
 Corporation
 7.500% 5/01/2007            4,000,000        4,092,280
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/04/2000            1,750,000        1,754,130
BHP Finance (USA)
 Limited
 6.420% 3/01/2026            3,500,000        3,429,580
Capital Cities/ABC,
 Inc.
 8.875% 12/15/2000             875,000          931,184
Carlisle Companies
 Incorporated
 7.250% 1/15/2007           $2,500,000       $2,495,275
Champion International
 Corporation
 6.400% 2/15/2026            2,500,000        2,379,350
The Charles Schwab
 Corporation
 6.250% 1/23/2003            2,500,000        2,406,250
Chrysler Corporation
 10.400% 8/01/1999           1,500,000        1,504,935
CITGO Petroleum
 Corporation
 7.875% 5/15/2006            1,000,000        1,033,200
The Columbia Gas
 System, Inc.
 6.610% 11/28/2002           3,000,000        2,966,100
Comcast Cable
 Communications, Inc.
 144A
 8.375% 5/01/2007            2,500,000        2,644,675
Commercial Credit
 Company ++
 7.750% 3/01/2005            3,000,000        3,117,120
Continental Airlines,
 Inc., Series 1996-2B
 8.560% 1/02/2016            1,701,186        1,835,155
Continental Airlines,
 Inc., Series 1996-B
 7.820% 4/15/2015            1,960,784        2,022,000
Corning Glass Works ++
 8.875% 3/15/2016            1,000,000        1,113,940
Crown Cork & Seal
 Company Inc.
 6.750% 12/15/2003           3,550,000        3,498,419
CSX Corporation 144A
 7.250% 5/01/2027            4,000,000        4,081,040
English China Clays
 Delaware Inc. ++
 7.375% 10/01/2002           1,000,000        1,017,100
Equifax Inc.
 6.500% 6/15/2003            1,000,000          976,130

                                                                     (Continued)

22 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                            Principal
                             Amount        Market Value
                             ------        ------------
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006           $1,500,000     $  1,467,345
FBG Finance Limited
 144A
 7.875% 6/01/2016            3,000,000        3,012,090
First Brands
 Corporation
 7.250% 3/01/2007            2,000,000        1,996,960
Fletcher Challenge Ltd.
 7.750% 6/20/2006            2,000,000        2,058,840
Foodbrands America,
 Inc.
 10.750% 5/15/2006           3,000,000        3,516,960
Foster Wheeler
 Corporation
 6.750% 11/15/2005           2,000,000        1,937,060
General American
 Transportation
 Corporation
 6.750% 3/01/2006            3,000,000        2,903,160
General Electric
 Capital Corporation
 8.750% 5/21/2007            1,500,000        1,689,060
General Mills, Inc.
 8.900% 6/15/2006            2,250,000        2,506,613
General Motors
 Acceptance
 Corporation
 8.625% 6/15/1999            4,175,000        4,343,127
General Telephone
 Company of Florida
 7.500% 8/01/2002            1,000,000        1,014,420
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001            2,500,000        2,460,100
Harrahs Operating Inc.
 8.750% 3/15/2000            1,100,000        1,122,000
Hercules Incorporated ++
 6.625% 6/01/2003            1,000,000          985,850
Hilton Hotels
 Corporation
 7.375% 6/01/2002            1,750,000        1,762,548
IMCERA Group Inc. ++
 6.000% 10/15/2003           1,000,000          953,810
Leucadia National
 Corporation
 7.750% 8/15/2013            2,500,000        2,436,950
Lockheed Martin
 Corporation
 7.700% 6/15/2008            3,000,000        3,129,120
MAPCO Inc.
 7.250% 3/01/2009            3,250,000        3,252,990
McDonnell Douglas
 Corporation ++
 9.250% 4/01/2002            1,500,000        1,649,310
MFS Communications
 Company, Inc.
 (Step Up)
 0.000% 1/15/2004            1,750,000        1,628,900
Millipore Corporation
 7.500% 4/01/2007            3,750,000        3,799,350
Mobil Corporation
 8.625% 8/15/2021            4,000,000        4,605,360
Newmont Mining
 Corporation ++
 8.625% 4/01/2002            2,000,000        2,130,760
News America
 Holdings Incorporated
 9.250% 2/01/2013            3,000,000        3,344,910
Norfolk Southern
 Corporation
 7.050% 5/01/2037            5,000,000        5,074,700
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005            2,000,000        1,970,000
Orchard Supply
 Hardware Stores
 Corporation
 9.375% 2/15/2002            3,871,000        4,057,543
Penske Truck Leasing
 Co., L.P.
 7.750% 5/15/1999            1,500,000        1,537,080
Petroleum Geo-
 Services ASA
 7.500% 3/31/2007              750,000          755,693
Ralston Purina
 Company
 7.750% 10/01/2015           2,000,000        2,027,600
Rite Aid Corporation
 6.700% 12/15/2001           2,000,000        1,984,820
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003            2,000,000        2,008,060
Scholastic Corporation
 7.000% 12/15/2003           4,000,000        3,968,840
Texaco Inc.
 8.500% 2/15/2003            2,500,000        2,696,700
Thomas & Betts
 Corporation ++
 8.250% 1/15/2004            2,500,000        2,640,825
Time Warner Inc.
 7.750% 6/15/2005            3,000,000        3,048,750
Time Warner Inc.
 Pass-Thru Asset
 Trust 1997-1 144A
 6.100% 12/30/2001           4,000,000        3,831,520
United Air Lines, Inc.
 10.110% 2/19/2006             924,283        1,026,056
US Air, Inc., Class B
 7.500% 10/15/2009           1,443,239        1,452,259
The US West Capital
 Funding, Inc.
 6.850% 1/15/2002            3,750,000        3,745,988
Valassis
 Communications, Inc.
 9.550% 12/01/2003           2,000,000        2,130,340
Westinghouse Electric
 Corporation
 8.375% 6/15/2002            1,000,000        1,032,480
WorldCom, Inc.
 7.750% 4/01/2007            2,000,000        2,045,360
W.R. Grace & Co.
 8.000% 8/15/2004            5,000,000        5,233,900
                                          --------------

TOTAL CORPORATE DEBT                        175,817,839
                                          --------------
(Cost $172,717,962)

NON - U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 1.0%
Collateralized Mortgage Obligations
Prudential Home
 Mortgage Securities
 1993-26 Class A6
 6.750% 7/25/2008            4,000,000        3,975,000
                                          --------------
(Cost  $3,955,000)

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 19.2%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 3.8%
Collateralized Mortgage Obligations -- 3.7%
FHLMC Series 1080
 Class D
 7.000% 7/15/2020            2,352,997        2,376,527
FHLMC Series 1322
 Class G
 7.500% 2/15/2007            2,000,000        2,040,620
FHLMC Series 1460
 Class H
 7.000% 5/15/2007            2,000,000        2,007,500
FHLMC Series 1490
 Class PJ
 6.000% 5/15/2007              600,000          585,936
FHLMC Series 1612
 Class PD
 5.750% 5/15/2006            4,976,042        4,901,401
FHLMC Series 1625
 Class EA
 5.750% 3/15/2007            3,500,000        3,444,210
                                          --------------
                                             15,356,194
                                          --------------

Pass-Through Securities -- 0.1%
FHLMC
 9.000% 3/01/2017              339,937          361,727
                                          --------------
                                             15,717,921
                                          --------------

                                                                    (Continued)

   The accompanying notes are an integral part of the financial statements.   23

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                            Principal
                             Amount        Market Value
                             ------        ------------
Federal National Mortgage Association
(FNMA) -- 4.5%
Collateralized Mortgage Obligations -- 4.4%
FNMA Series 1989-20
 Class A
 6.750% 4/25/2018           $4,203,676     $  4,019,765
FNMA Series 1993-
 134 Class GA
 6.500% 2/25/2007            5,000,000        4,954,650
FNMA Series 1993-
 175 Class PL
 5.000% 10/25/2002             468,248          466,052
FNMA Series 1993-
 191 Class PD
 5.400% 3/25/2004            1,500,000        1,488,750
FNMA Series 1993-
 221 Class D
 6.000% 12/25/2008           2,487,500        2,378,672
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008            5,000,000        4,793,750
                                          --------------
                                             18,101,639
                                          --------------

Pass-Through Securities -- 0.1%
FNMA
 8.000% 5/01/2013              462,130          470,346
                                          --------------
                                             18,571,985
                                          --------------

Government National Mortgage Association
(GNMA) -- 9.5%
Collateralized Mortgage Obligations -- 0.4%
JHM Acceptance
 Corporation Series E
 Class 5
 8.960% 4/01/2019            1,603,881        1,676,553
                                          --------------

Pass-Through Securities -- 9.1%
GNMA
 6.000% 1/20/2027 -
        5/20/2027           11,973,792       12,046,389
GNMA
 6.875% 12/20/2025           5,112,361        5,237,000
GNMA
 7.000% 7/20/2025 -
        9/20/2025            4,942,952        5,077,456
GNMA
 7.500% 1/15/2017 -
        6/15/2017            6,828,298        6,922,118
GNMA
 8.000% 4/15/2001 -
        3/15/2008            7,917,527        8,190,677
GNMA
 9.000% 12/15/2004 -
        10/15/2009             465,099          496,400
                                          --------------
                                             37,970,040
                                          --------------
                                             39,646,593
                                          --------------

U.S. Government Guaranteed Notes -- 1.4%
1994-A Baxter
 Springs, KS
 5.930% 8/01/1999              700,000          695,625
1994-A Erie, PA
 5.930% 8/01/1999            1,590,000        1,580,063
1994-A Los Angeles
 County, CA
 5.930% 8/01/1999              190,000          188,813
1994-A Montgomery
 County, PA
 5.930% 8/01/1999              150,000          149,063
1994-A Pohatcong
 Township, NJ
 5.930% 8/01/1999              255,000          253,406
1994-A Rochester, NY
 5.930% 8/01/1999              135,000          134,156
1994-A Sacramento, CA
 5.930% 8/01/1999               60,000           59,625
1994-A Santa Ana, CA
 5.930% 8/01/1999              920,000          914,250
U.S. Dept. of Housing
 and Urban
 Development, Series
 1996-A
 6.670% 8/01/2001            2,000,000        2,010,000
                                          --------------

TOTAL U.S. Government
Guaranteed Notes                              5,985,001
                                          --------------


TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                           79,921,500
                                          --------------
(Cost $78,353,097)

U.S. TREASURY OBLIGATIONS -- 27.0%
U.S. Treasury Bonds -- 14.7%
U.S. Treasury Bond
 7.250% 5/15/2016           27,550,000       28,729,416
U.S. Treasury Bond
 8.875% 8/15/2017           26,750,000       32,580,698
                                          --------------
                                             61,310,114
                                          --------------

U.S. Treasury Notes -- 7.9%
U.S. Treasury Note
 6.375% 5/15/1999           14,500,000       14,572,500
U.S. Treasury Note
 7.250% 8/15/2004           17,500,000       18,243,750
                                          --------------
                                             32,816,250
                                          --------------

U.S. Treasury Strips -- 4.4%
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/1999           19,500,000       17,710,485
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/2015            2,750,000          816,530
                                          --------------
                                             18,527,015
                                          --------------

TOTAL U.S. TREASURY
OBLIGATIONS                                 112,653,379
                                          --------------
(Cost $113,665,970)

TOTAL BONDS & NOTES                         397,040,345
                                          --------------
(Cost $393,396,141)

SHORT-TERM INVESTMENTS -- 1.7%
Commercial Paper
ConAgra, Inc.
 5.800% 7/02/1997              337,000          336,946
Maytag Corporation
 6.450% 7/01/1997            2,690,000        2,690,000
Service Corporation
 International
 5.900% 7/03/1997            4,000,000        3,998,689
                                          --------------

TOTAL SHORT-TERM
INVESTMENTS                                   7,025,635
                                          --------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 96.9%                  404,065,980
(Cost $400,421,776)+

Other Assets/
(Liabilities) - 3.1%                         12,996,873
                                          --------------

NET ASSETS -- 100.0%                       $417,062,853
                                          ==============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)

144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

++All or a portion of this security is segregated to cover forward purchase commitments (Note 2).

24   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements
--------------------------------------------------------------------------------

                                                                          June 30, 1997
                                                                           (Unaudited)
                                                                      -----------------
Statement of Assets and Liabilities

Assets:
      Investments, at value (cost $393,396,141) (Note 2)..........    $     397,040,345
      Short-term investments, at amortized cost (Note 2)..........            7,025,635
                                                                      -----------------
        Total Investments.........................................          404,065,980
      Cash........................................................                1,302
      Receivables from:
        Investments sold..........................................            1,009,917
        Fund shares sold..........................................            6,398,717
        Interest..................................................            6,039,483
                                                                      -----------------
           Total assets...........................................          417,515,399
                                                                      -----------------

Liabilities:
      Payables for:
        Investments purchased.....................................              135,859
        Settlement of investments purchased on a
           forward commitment basis (Note 2)......................               23,599
        Fund shares redeemed......................................               92,829
        Directors' fees and expenses (Note 3).....................                5,317
        Affiliates (Note 3):
           Investment management fees.............................              151,927
           Administration fees....................................               28,550
           Service and distribution fees..........................                  243
      Accrued expenses and other liabilities......................               14,222
                                                                      -----------------
           Total liabilities......................................              452,546
                                                                      -----------------
      Net assets..................................................    $     417,062,853
                                                                      =================
Net assets consist of:
      Paid-in capital.............................................    $     401,263,451
      Undistributed net investment income.........................           14,267,081
      Accumulated net realized loss on investments................           (2,088,284)
      Net unrealized appreciation on investments
           and forward commitments................................            3,620,605
                                                                      -----------------
                                                                      $     417,062,853
                                                                      =================
Net assets:
      Class 1.....................................................    $         123,665
                                                                      =================
      Class 2.....................................................    $         125,495
                                                                      =================
      Class 3.....................................................    $         126,549
                                                                      =================
      Class 4.....................................................    $     416,687,144
                                                                      =================
Shares outstanding:
      Class 1.....................................................               11,512
                                                                      =================
      Class 2.....................................................               11,631
                                                                      =================
      Class 3.....................................................               11,699
                                                                      =================
      Class 4.....................................................           38,753,822
                                                                      =================
Net asset value, offering price and
redemption price per share:
      Class 1.....................................................    $           10.74
                                                                      =================
      Class 2.....................................................    $           10.79
                                                                      =================
      Class 3.....................................................    $           10.82
                                                                      =================
      Class 4.....................................................    $           10.75
                                                                      =================

   The accompanying notes are an integral part of the financial statements.   25

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                     Six months ended
                                                                       June 30, 1997
                                                                        (Unaudited)
                                                                     -----------------
Statement of Operations

Investment income:
      Interest.....................................................  $      13,415,692
                                                                     -----------------
Expenses (Note 1):
      Investment management fees (Note 3)..........................            848,056
      Custody fees.................................................             20,260
      Audit and legal fees.........................................              5,012
      Directors' fees (Note 3).....................................             10,526
      Fees waived by the investment manager (Note 3)...............            (49,361)
                                                                     -----------------
                                                                               834,493
      Administration fees (Note 3):
        Class 1....................................................                342
        Class 2....................................................                316
        Class 3....................................................                197
        Class 4....................................................            158,527
      Distribution and service fees (Note 3):
        Class 1....................................................                391
        Class 2....................................................                 91
                                                                     -----------------
          Net expenses.............................................            994,357
                                                                     -----------------
          Net investment income....................................         12,421,335
                                                                     -----------------
Realized and unrealized gain (loss):
      Net realized loss on investment transactions and forward
        commitments................................................           (202,403)
      Net change in unrealized appreciation (depreciation) on
        investments and forward commitments........................         (1,087,718)
                                                                     -----------------
          Net realized and unrealized loss.........................         (1,290,121)
                                                                     -----------------
      Net increase in net assets resulting from operations.........  $      11,131,214
                                                                     =================

26   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                       Six months ended
                                                                         June 30, 1997        Year ended
                                                                          (Unaudited)      December 31, 1996
                                                                        ---------------    -----------------
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:
Operations:
      Net investment income...........................................  $    12,421,335     $     19,120,753
      Net realized loss on investment transactions
       and forward commitments........................................         (202,403)          (1,886,093)
      Net change in unrealized appreciation (depreciation) on
       investments and forward commitments............................       (1,087,718)          (6,456,882)
                                                                        ---------------     ----------------
       Net increase in net assets resulting from operations...........       11,131,214           10,777,778
                                                                        ---------------     ----------------
Distributions to shareholders (Note 2):
      From net investment income:
      Class 1.........................................................               --               (4,416)
      Class 2.........................................................               --               (5,227)
      Class 3.........................................................               --               (5,674)
      Class 4.........................................................               --          (17,374,307)
                                                                        ---------------     ----------------
       Total distributions from net investment income.................               --          (17,389,624)
                                                                        ---------------     ----------------
      From net realized gains:
      Class 1.........................................................               --                 (740)
      Class 2.........................................................               --                 (714)
      Class 3.........................................................               --                 (715)
      Class 4.........................................................               --           (1,942,817)
                                                                        ---------------     ----------------
       Total distributions from net realized gains....................               --           (1,944,986)
                                                                        ---------------     ----------------
Net fund share transactions (Note 5):
      Class 1.........................................................               --              (45,858)
      Class 2.........................................................               --                5,941
      Class 3.........................................................               --                6,389
      Class 4.........................................................       48,866,462          111,704,711
                                                                        ---------------     ----------------
       Increase in net assets from net fund share transactions........       48,866,462          111,671,183
                                                                        ---------------     ----------------
      Total increase in net assets....................................       59,997,676          103,114,351
Net assets:
      Beginning of period.............................................      357,065,177          253,950,826
                                                                        ---------------     ----------------
      End of period (including undistributed net investment income
       of $14,267,081 and $1,845,746 respectively)....................  $   417,062,853     $    357,065,177
                                                                        ===============     ================

   The accompanying notes are an integral part of the financial statements.   27

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                 Class 1
                                                                                                 -------
                                                                    Six months ended
                                                                        6/30/97       Year ended       Year ended     Period ended
                                                                      (Unaudited)      12/31/96         12/31/95       12/31/94**
                                                                     -------------   -------------    -------------   -------------
Net asset value, beginning of period                                 $      10.50    $      10.79     $       9.90    $      10.00
                                                                     -------------   -------------    -------------   -------------
Income (loss) from investment operations:
  Net investment income                                                      0.28***         0.53***          0.50            0.10
  Net realized and unrealized gain (loss) on investments                    (0.04)          (0.36)            1.26           (0.10)
                                                                     -------------   -------------    -------------   -------------
   Total income (loss) from investment operations                            0.24            0.17             1.76              --
                                                                     -------------   -------------    -------------   -------------
Less distributions to shareholders:
  From net investment income                                                   --           (0.40)           (0.54)          (0.10)
  From net realized gains                                                      --           (0.06)           (0.33)             --
                                                                     -------------   -------------    -------------   -------------
   Total distributions                                                         --           (0.46)           (0.87)          (0.10)
                                                                     -------------   -------------    -------------   -------------
Net asset value, end of period                                       $      10.74    $      10.50     $      10.79    $       9.90
                                                                     =============   =============    =============   =============
Total Return                                                                 2.29%           1.60%           17.81%           0.00%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                          $124            $121             $171            $101
  Net expenses to average daily net assets#                                  1.66%*          1.65%            1.65%           1.65%*
  Net investment income to average daily net assets                          5.45%*          5.10%            5.39%           5.91%*
  Portfolio turnover rate                                                      22%             54%             104%              7%
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                              1.69%*          1.69%            1.69%           1.71%*

                                                                                                 Class 2
                                                                                                 -------
                                                                    Six months ended
                                                                         6/30/97       Year ended       Year ended     Period ended
                                                                       (Unaudited)      12/31/96         12/31/95       12/31/94**
                                                                     -------------   -------------    -------------   -------------
Net asset value, beginning of period                                 $      10.51    $      10.82     $       9.90    $      10.00
                                                                     -------------   -------------    -------------   -------------
Income (loss) from investment operations:
  Net investment income                                                      0.31***         0.60***          0.64            0.11
  Net realized and unrealized gain (loss) on investments                    (0.03)          (0.38)            1.19          (0.10)
                                                                     -------------   -------------    -------------   -------------
   Total income (loss) from investment operations                            0.28            0.22             1.83            0.01
                                                                     -------------   -------------    -------------   -------------
Less distributions to shareholders:
  From net investment income                                                   --           (0.47)           (0.58)          (0.11)
  From net realized                                                            --           (0.06)           (0.33)             --
                                                                     -------------   -------------    -------------   -------------
   Total distributions                                                         --           (0.53)           (0.91)          (0.11)
                                                                     -------------   -------------    -------------   -------------
Net asset value, end of period                                       $      10.79    $      10.51     $      10.82    $       9.90
                                                                     =============   =============    =============   =============
Total Return                                                                 2.66%           2.07%           18.51%           0.08%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                          $125            $122             $120            $101
  Net expenses to average daily net assets#                                 $1.11%*          1.10%            1.10%           1.10%*
  Net investment income to average daily net assets                          6.00%*          5.67%            5.97%           6.46%*
  Portfolio turnover rate                                                      22%             54%             104%              7%
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                              1.14%*          1.14%            1.14%           1.16%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

28 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                 Class 3
                                                                                                 -------
                                                                    Six months ended
                                                                        6/30/97         Year ended      Year ended     Period ended
                                                                      (Unaudited)        12/31/96        12/31/95       12/31/94**
                                                                     ------------     ------------    ------------   -------------
Net asset value, beginning of period                                 $      10.52     $      10.82    $       9.90    $      10.00
                                                                     ------------     ------------    ------------    ------------
Income (loss) from investment operations:
  Net investment income                                                   0.33***          0.64***            0.68            0.11
  Net realized and unrealized gain (loss) on investments                   (0.03)           (0.37)            1.19          (0.10)
                                                                     ------------     ------------    ------------    ------------
   Total income (loss) from investment operations                            0.30             0.27            1.87            0.01
                                                                     ------------     ------------    ------------    ------------
Less distributions to shareholders:
  From net investment income                                                   --           (0.51)          (0.62)          (0.11)
  From net realized gains                                                      --           (0.06)          (0.33)              --
                                                                     ------------     ------------    ------------    ------------
   Total distributions                                                         --           (0.57)          (0.95)          (0.11)
                                                                     ------------     ------------    ------------    ------------
Net asset value, end of period                                       $      10.82     $      10.52    $      10.82    $       9.90
                                                                     ============     ============    ============    ============
Total Return                                                                 2.85%            2.52%          18.87%           0.09%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                         $127             $123            $120            $101
  Net expenses to average daily net assets#                                  0.76%*           0.75%           0.75%           0.75%*
  Net investment income to average daily net assets                          6.35%*           6.01%           6.32%           6.83%*
  Portfolio turnover rate                                                      22%              54%            104%              7%

   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                             0.79%*           0.79%           0.79%           0.81%*


                                                                                                 Class 4
                                                                                                 -------
                                                                    Six months ended
                                                                        6/30/97        Year ended      Year ended     Period ended
                                                                      (Unaudited)       12/31/96        12/31/95       12/31/94**
                                                                     ------------     ------------    ------------    ------------
Net asset value, beginning of period                                 $      10.45     $      10.75    $       9.84    $      10.00
                                                                     ------------     ------------    ------------    ------------
Income (loss) from investment operations:
  Net investment income                                                      0.34***          0.67***         0.72***         0.18
  Net realized and unrealized gain (loss) on investments                    (0.04)           (0.37)           1.17           (0.16)
                                                                     ------------     ------------    ------------    ------------
   Total income (loss) from investment operations                            0.30             0.30            1.89            0.02
                                                                     ------------     ------------    ------------    ------------
Less distributions to shareholders:
  From net investment income                                                   --            (0.54)          (0.65)          (0.18)
  From net realized gains                                                      --            (0.06)          (0.33)             --
                                                                     ------------     ------------    ------------    ------------
   Total distributions                                                         --            (0.60)          (0.98)          (0.18)
                                                                     ------------     ------------    ------------    ------------
Net asset value, end of period                                       $      10.75     $      10.45    $      10.75    $       9.84
                                                                     ============     ============    ============    ============
Total Return@                                                                2.87%            2.80%          19.15%           0.20%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                     $416,687          $356,699        $253,540        $194,150
  Net expenses to average daily net assets#                               0.5270%*          0.5130%         0.5130%         0.5130%*
  Net investment income to average daily net assets                         6.59%*            6.26%           6.56%           6.86%*
  Portfolio turnover rate                                                     22%               54%            104%              7%

   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                          0.5532%*          0.5550%         0.5553%         0.5672%*


*Annualized

**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.  29

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio Manager Report
--------------------------------------------------------------------------------


What are the investment objective and policies for the MassMutual Balanced Fund?

The objective and policies of the Fund are to:

 . achieve high total rate of return over the long term consistent with the preservation of capital

 . invest in equity securities, fixed-income securities and money market instruments

 . manage the allocation of investments in three sectors within the following ranges:

Prime Sector no more than 35% of net assets
Core Bond Sector no more than 35% of net assets
Value Equity Sector no more than 65% of net assets

How did the Fund perform over the past six months?

The Fund has done very well, both in absolute terms and relative to the average for balanced funds. Our combination of the benefits of strong stock selection during a very bullish market and a timely bond strategy allowed us to come close to matching in six months our performance for the entire year of 1996.

What types of stocks worked well for you during the period?

This has been a market in which the largest stocks have performed best. Since the market has basically doubled in the past two and a half years, and the economy has been growing far longer than expected, investors have been willing to pay high prices to own the largest companies. They're attracted by these firms' reliable, growing earnings and hope to be protected from any weakness in future earnings should the economy change.

We take a relatively conservative approach to the market, emphasizing high quality companies selling at relatively low prices compared to their earnings. This generally keeps us from chasing the large growth companies that have pushed the major indices to new highs so far this year. Even so, two such companies were both our two largest positions and our top two performers during the period. We've performed extremely well with our holdings in Bristol-Myers and GE -- each a high growth company with excellent earnings and a beneficiary of the current market psychology.

We also added some strong stocks during the temporary decline that followed the Federal Reserve's interest rate increase at the end of March. One such stock, Burlington Northern, a Fort Worth-based railroad system, purchased the Santa Fe system and received favorable investor response. However, expected cost reductions came more slowly than expected, and weather problems hurt normally stable revenues. We saw Burlington Northern as a major player in coal and grain haulage, and expected the stock was poised for a rebound. This purchase has worked out very well for us so far this year.

How was your bond portfolio positioned?

Our bond portfolio was very well-positioned for the trading range market that defined the first half of the year. Our strategy over the period was to look for securities that offered a generous yield spread over Treasuries. Mortgage-backed securities, approximately 19 percent of the bond portfolio, performed very well for us. They offer higher yields than Treasuries and tend to outperform other fixed income products when interest rates are increasing. This characteristic made them an excellent asset class to own during the full period, and especially after the Federal Reserve's tightening at the end of the first quarter.

Another asset class with a spread advantage over Treasuries was corporate bonds. By June 30, we'd increased our allocation to corporate bonds from 35.4 percent of the bond portfolio at the beginning of the year to 39.8 percent. Beyond just owning corporate bonds, due to the strength of both the economy and the stock market as well as the financial health of corporate America, we felt confident enough to move some of our assets into the higher-yielding areas of investment grade corporate bonds. Our increased exposure to corporate bonds in general coupled with a thoroughly-researched move toward higher-yielding bonds provided a significant boost to performance.

Are you making any changes to either your portfolio holdings or allocations at this time?

Nothing significant other than keeping vigilant for any new opportunities in both stocks and bonds. In terms of our asset allocation, while we review it weekly, we see nothing on the horizon to suggest the need to alter it at this time. Our current allocation, 53.4 percent stocks, 16.5 percent bonds and 30.1 percent cash and short-term securities is slightly more aggressive than what we'd originally set as a target. This is because we've allowed our stock position to grow on the strength of the market. A higher allocation to stocks has helped performance so far this year, and we're still quite comfortable with it.

What is your outlook for the next several months?

Because the economy continues to be strong, with none of the classic signs of either a slowdown or an increase in inflation on the horizon, our outlook remains very favorable for both the stock and bond markets. In this environment, and especially with stocks at their current record highs, we believe a relatively conservative balanced fund like this one makes sense as a way to both capture gains and limit risk.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Balanced Fund Classes 1-4 and the Lipper Balanced Fund Index

--------------------------------------------------------------------------------
MassMutual Balanced Fund
Total Return       Year to Date        One Year            Average Annual
                   1/1/97 - 6/30/97    7/1/96 - 6/30/97    10/3/94 - 6/30/97
Class 1                 9.47%               16.86%               14.95%
Class 2                 9.78%               17.52%               15.56%
Class 3                10.01%               17.96%               16.00%
Class 4                10.21%               18.29%               16.27%
--------------------------------------------------------------------------------
Lipper Balanced        11.19%               20.47%               17.34%
Fund Index

--------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index is unmanaged and does not incur expenses.


                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                           [LINE GRAPH APPEARS HERE]

                                                                Lipper
                   Class 1     Class 2    Class 3    Class 4   Balanced
       10/3/94      10,000      10,000     10,000     10,000     10,000
         12/94      10,000      10,017     10,028     10,029      9,880
          6/95      11,086      11,124     11,158     11,179     11,203
         12/95      11,992      12,070     12,132     12,164     12,306
          6/96      12,544      12,656     12,741     12,788     12,860
         12/96      13,391      13,548     13,662     13,725     13,390
          6/97      14,659      14,873     15,028     15,126     15,522

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           MassMutual Balanced Fund
                               Asset Allocation
                                  on 6/30/97

                           [PIE CHART APPEARS HERE]

                              Common Stocks - 53%
                                  Bonds - 17%
                            Short-term issues - 30%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           MassMutual Balanced Fund
                       Largest Stock Holdings (6/30/97)


Bristol-Myers Squibb Company
General Electric Company
Marsh & McLennan Companies, Inc.
Goodyear Tire & Rubber Company
Xerox Corporation
SAFECO Corporation
Hewlett-Packard Company
AMP Incorporated
Bank of New York Company Incorporated
Amoco Corporation

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997

                           Number of
                             Shares        Market Value
                             ------        ------------
EQUITIES -- 53.4%
Aerospace & Defense -- 1.6%
Boeing Company                  54,000     $  2,865,375
Raytheon Company                92,000        4,692,000
TRW Inc.                        48,200        2,738,363
                                           ------------
                                             10,295,738
                                           ------------
Agribusiness -- 0.6%
Pioneer Hi-Bred
 International, Inc.            45,500        3,640,000
                                           ------------
Apparel, Textiles & Shoes -- 0.6%
VF Corporation                  44,500        3,771,375
                                           ------------
Automotive & Parts -- 2.6%
Ford Motor Company              97,300        3,673,075
Genuine Parts
 Company                       154,500        5,233,688
Goodyear Tire &
 Rubber Company                113,700        7,198,631
                                           ------------
                                             16,105,394
                                           ------------
Banking, Savings & Loans -- 3.6%
The Bank of New
 York Company,
 Incorporated                  150,000        6,525,000
Comerica, Incorporated          53,000        3,604,000
CoreStates Financial
 Corp.                          81,500        4,380,625
Norwest Corporation             57,000        3,206,250
Pacific Century
 Financial Corporation          25,600        1,184,000
Wachovia Corp.                  60,100        3,504,581
                                           ------------
                                             22,404,456
                                           ------------
Beverages -- 1.0%
Brown-Forman
 Corporation (Class B)          66,600        3,250,913
PepsiCo, Inc                    84,000        3,155,250
                                           ------------
                                              6,406,163
                                           ------------
Chemicals -- 2.5%
E. I. du Pont de
 Nemours and Company            66,000        4,149,750
The Lubrizol
 Corporation                    68,300        2,864,331
Nalco Chemical
 Company                        81,500        3,147,938
Rohm & Haas
 Company                        60,000        5,403,750
                                           ------------
                                             15,565,769
                                           ------------
Commercial Services -- 0.3%
Pinnacle West Capital
 Corporation                    70,500     $  2,119,406
                                           ------------
Communications -- 0.2%
AT & T Corporation              27,000          946,688
                                           ------------
Computers & Office Equipment -- 4.0%
Hewlett-Packard
 Company                       122,000        6,832,000
International Business
 Machines Corporation           70,000        6,313,125
Pitney Bowes, Inc.              84,000        5,838,000
Xerox Corporation               90,000        7,098,750
                                           ------------
                                             26,081,875
                                           ------------
Containers -- 0.5%
Temple-Inland, Inc.             63,000        3,402,000
                                           ------------
Cosmetics & Personal Care -- 0.8%
Kimberly-Clark
 Corporation                    96,800        4,815,800
                                           ------------
Drugs -- 0.5%
Pharmacia & Upjohn,
 Inc.                           94,000        3,266,500
                                           ------------
Electric Utilities -- 0.8%
New England Electric
 System                          6,000          222,000
NIPSCO Industries,
 Inc.                           40,000        1,652,500
SCANA Corporation              130,500        3,238,031
                                           ------------
                                              5,112,531
                                           ------------
Electrical Equipment & Electronics-- 3.9%
AMP, Incorporated              156,700        6,542,225
General Electric
 Company                       164,000       10,721,500
Honeywell Inc.                  44,000        3,338,500
Hubbell, Incorporated
 (Class B)                      96,023        4,224,994
                                           ------------
                                             24,827,219
                                           ------------
Energy -- 3.1%
Amoco Corporation               74,000        6,433,375
Kerr-McGee
 Corporation                    43,500        2,756,813
Mobil Corporation               70,000        4,891,250
Teco Energy, Inc.               95,700        2,446,331
Unocal Corporation              68,900        2,674,181
                                           ------------
                                             19,201,950
                                           ------------
Financial Services -- 0.9%
American Express
 Company                        76,500     $  5,699,250
                                           ------------
Foods -- 1.7%
Archer-Daniels-Midland
 Company                        12,400          291,400
ConAgra, Inc.                   74,200        4,758,075
CPC International, Inc.         61,000        5,631,063
                                           ------------
                                             10,680,538
                                           ------------
Forest Products & Paper -- 1.2%
Westvaco Corporation           101,500        3,190,906
Weyerhaeuser Company            84,600        4,399,200
                                           ------------
                                              7,590,106
                                           ------------
Hardware & Tools -- 0.5%
The Stanley Works               77,000        3,080,000
                                           ------------
Healthcare -- 4.4%
Becton, Dickinson and
 Company                       102,000        5,163,750
Bristol-Myers Squibb
 Company                       178,000       14,418,000
Pfizer, Incorporated            22,500        2,688,750
Schering-Plough Corp.          119,600        5,725,850
                                           ------------
                                             27,996,350
                                           ------------
Industrial Distribution -- 0.6%
W.W. Grainger, Inc.             48,000        3,753,000
                                           ------------
Industrial Transportation -- 1.5%
Burlington Northern
 Santa Fe Corporation           51,900        4,664,513
Norfolk Southern
 Corporation                    48,000        4,836,000
                                           ------------
                                              9,500,513
                                           ------------
Insurance -- 3.9%
Jefferson-Pilot
 Corporation                    52,250        3,650,969
Marsh & McLennan
 Companies, Inc.               110,000        7,851,250
MBIA, Inc.                      51,500        5,809,844
SAFECO Corporation             149,000        6,956,438
                                           ------------
                                             24,268,501
                                           ------------
Machinery & Components -- 1.1%
Dover Corporation               62,000        3,813,000
Parker-Hannifin
 Corporation                    48,000        2,913,000
                                           ------------
                                              6,726,000
                                           ------------
                                             (Continued)

32   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                           Number of
                             Shares        Market Value
                             ------        ------------
Manufacturing -- 0.4%
Pall Corporation                99,600     $  2,315,700
                                           ------------
Miscellaneous -- 1.0%
Harsco Corporation              69,000        2,794,500
Minnesota Mining &
 Manufacturing
 Company                        34,200        3,488,400
                                           ------------
                                              6,282,900
                                           ------------
Oil & Gas -- 1.2%
ENI SPA, Sponsored
 ADR                            31,900        1,814,313
Occidental Petroleum
 Corporation                   128,500        3,220,531
Union Pacific
 Resources Group Inc.          108,300        2,693,963
                                           ------------
                                              7,728,807
                                           ------------
Photography -- 0.6%
Eastman Kodak
 Company                        49,300        3,783,775
                                           ------------
Publishing & Printing -- 1.3%
The McGraw-Hill
 Companies, Inc.                89,000        5,234,313
R.R. Donnelley & Sons
 Company                        75,500        2,765,188
                                           ------------
                                              7,999,501
                                           ------------
Retail -- 1.4%
The May Department
 Stores Company                 98,500        4,654,125
Sears Roebuck and Co.           78,000        4,192,500
                                           ------------
                                              8,846,625
                                           ------------
Retail-Grocery -- 1.5%
Albertson's, Inc.              169,100        6,172,150
American Stores
 Company                        61,900        3,056,313
                                           ------------
                                              9,228,463
                                           ------------
Telecommunications -- 0.8%
GTE Corporation                116,000        5,089,500
                                           ------------
Telephone Utilities -- 1.4%
Ameritech Corporation           44,500        3,023,219
Frontier Corporation           159,500        3,180,031
Southern New England
 Telecommunications
 Corporation                    63,200        2,456,900
                                           ------------
                                              8,660,150
                                           ------------
Tobacco -- 1.4%
Fortune Brands, Inc.            88,500        3,302,156
Gallaher Group PLC,
 ADR*                           88,500        1,631,719
UST Inc.                       136,800        3,796,200
                                           ------------
                                              8,730,075
                                           ------------

TOTAL EQUITIES                             $335,922,618
                                           ------------
(Cost $214,936,985)

                            Principal
                             Amount        Market Value
                            ---------      ------------
BONDS & NOTES -- 16.5%
ASSET BACKED SECURITIES -- 1.2%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000           $1,000,000       $  999,060
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002            1,881,518        1,888,573
Daimler-Benz Auto
 Grantor Trust 1995-A,
 Class A
 5.850% 5/15/2002              801,171          800,169
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999             249,094          251,194
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001            1,000,000          998,120
Metlife Capital
 Equipment Loan Trust
 Series 1997-A, Class A
 6.850% 5/20/2008              500,000          497,535
Nissan Auto
 Receivables 1994-A
 Grantor Trust, Class A
 6.450% 9/15/1999              280,204          280,555
Railcar Trust No.
 1992-1
 7.750% 6/01/2004              380,705          394,742
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002            1,455,635        1,459,274
                                           ------------
TOTAL ASSET BACKED
SECURITIES                                    7,569,222
                                           ------------
(Cost $7,572,210)

CORPORATE DEBT -- 6.6%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006            1,000,000        1,021,200
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009            1,000,000          973,750
American Airlines
 1994-A Pass-Through
 Trusts, Class A4 ++
 9.780% 11/26/2011           1,000,000        1,137,500
AMR Corporation ++
 9.000% 8/01/2012              500,000          560,070
Analog Devices, Inc.
 6.625% 3/01/2000              500,000          497,155
Associates Corporation
 of North America
 6.750% 8/01/2001            1,000,000        1,001,240
Barrick Gold
 Corporation
 7.500% 5/01/2007            1,000,000        1,023,070
Bell Atlantic Financial
 Services, Inc. ++
 6.610% 2/04/2000            1,000,000        1,002,352
BHP Finance (USA)
 Limited
 6.420% 3/01/2026            1,000,000          979,880
Carlisle Companies
 Incorporated
 7.250% 1/15/2007              500,000          499,055
Champion International
 Corporation
 6.400% 2/15/2026            1,000,000          951,740
The Charles Schwab
 Corporation
 6.250% 1/23/2003            1,000,000          962,500
CITGO Petroleum
 Corporation
 7.875% 5/15/2006              250,000          258,300
Comcast Cable
 Communications, Inc.
 144A
 8.375% 5/01/2007              750,000          793,403
Continental Airlines,
 Inc., Series 1996-2B
 8.560% 1/02/2016              486,053          524,330
Continental Airlines,
 Inc., Series 1996-B
 7.820% 4/15/2015              490,196          505,500
Crown Cork & Seal
 Company Inc.
 6.750% 12/15/2003           1,000,000          985,470
CSX Corporation 144A
 7.250% 5/01/2027            1,200,000        1,224,312
Delta Air Lines, Inc.,
 1992, Series C
 8.540% 1/02/2007              419,455          446,170

                                             (Continued)

The accompanying notes are an integral part of the financial statements.     33

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                            Principal
                             Amount        Market Value
                             ------        ------------
English China Clays
 Delaware Inc. ++
 7.375% 10/01/2002          $  500,000     $    508,550
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006              500,000          489,115
FBG Finance Limited
 144A
 7.875% 6/01/2016            1,000,000        1,004,030
Fletcher Challenge Ltd.
 7.750% 6/20/2006              500,000          514,710
Foodbrands America, Inc.
 10.750% 5/15/2006           1,000,000        1,172,320
General American
 Transportation
 Corporation
 6.750% 3/01/2006            1,000,000          967,720
General Mills, Inc.
 8.900% 6/15/2006              500,000          557,025
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001            1,000,000          984,040
GTE Corporation
 9.100% 6/01/2003              500,000          553,055
Hilton Hotels
 Corporation
 7.375% 6/01/2002              500,000          503,585
Leucadia National
 Corporation
 7.750% 8/15/2013            1,000,000          974,780
Lockheed Martin
 Corporation
 7.700% 6/15/2008            1,000,000        1,043,040
MAPCO Inc.
 7.250% 3/01/2009            1,000,000        1,000,920
McDonnell Douglas
 Corporation ++
 9.250% 4/01/2002              500,000          549,770
MFS Communications
 Company, Inc. (Step Up)
 0.000% 1/15/2004              500,000          465,400
Millipore Corporation
 7.500% 4/01/2007            1,000,000        1,013,160
Mobil Corporation
 8.625% 8/15/2021            1,000,000        1,151,340
Newmont Mining
 Corporation ++
 8.625% 4/01/2002            1,000,000        1,065,380
News America
 Holdings Incorporated
 9.250% 2/01/2013            1,000,000        1,114,970
Norfolk Southern
 Corporation
 7.050% 5/01/2037            1,350,000        1,370,169
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005            1,000,000          985,000
Petroleum Geo-
 Services ASA
 7.500% 3/31/2007              250,000          251,898
Rite Aid Corporation
 6.700% 12/15/2001             500,000          496,205
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003            1,000,000        1,004,030
Scholastic Corporation
 7.000% 12/15/2003           1,000,000          992,210
Thomas & Betts
 Corporation
 8.250% 1/15/2004              500,000          528,165
Time Warner Inc.
 7.750% 6/15/2005            1,000,000        1,016,250
Time Warner Inc.
 Pass-Thru Asset
 Trust 1997-1 144A
 6.100% 12/30/2001             750,000          718,410
US Air, Inc., Class B
 7.500% 10/15/2009             481,080          484,086
The US West Capital
 Funding, Inc.
 6.850% 1/15/2002            1,000,000          998,930
WorldCom, Inc.
 7.750% 4/01/2007              500,000          511,340
W.R. Grace & Co.
 8.000% 8/15/2004            1,000,000        1,046,780
                                           ------------
TOTAL CORPORATE DEBT                         41,383,380
                                           ------------
(Cost $40,328,848)

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 4.2%
Federal Home Loan Mortgage Corporation (FHLMC) -- 0.8%
Collateralized Mortgage Obligations -- 0.7%
FHLMC Series 1322
 Class G
 7.500% 2/15/2007            1,000,000        1,020,310
FHLMC Series 1625
 Class D
 5.250% 7/15/2004            3,100,000        3,074,797
FHLMC Series 1625
 Class EA
 5.750% 3/15/2007            1,000,000          984,060
                                           ------------
                                              5,079,167
                                           ------------
Pass-Through Securities -- 0.1%
FHLMC
 9.000% 3/01/2017              169,969          180,864
                                           ------------
                                              5,260,031
                                           ------------
Federal National Mortgage Association
(FNMA) -- 0.9%
Collateralized Mortgage Obligations -- 0.8%
FNMA Series 1993-134
 Class GA
 6.500% 2/25/2007            1,000,000          990,930
FNMA Series 1993-191
 Class PD
 5.400% 3/25/2004            1,000,000          992,500
FNMA Series 1993-221
 Class D
 6.000% 12/25/2008             995,000          951,469
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008            2,000,000        1,917,500
                                           ------------
                                              4,852,399
                                           ------------
Pass-Through Securities -- 0.1%
FNMA
 8.000% 5/01/2013              462,130          470,346
                                           ------------
                                              5,322,745
                                           ------------
Government National Mortgage Association
(GNMA) -- 1.6%
Pass-Through Securities
GNMA
 6.000% 5/20/2027            2,472,203        2,479,941
GNMA
 6.875% 12/20/2025             426,030          436,417
GNMA
 7.000% 7/20/2025            1,651,054        1,696,194
GNMA
 7.500% 10/15/2006 -
            6/15/2017        2,798,797        2,844,158
GNMA
 8.000% 11/15/2004 -
            7/15/2008        1,653,057        1,710,087
GNMA
 9.000% 12/15/2008 -
            5/15/2009          561,048          598,805
                                           ------------
                                              9,765,602
                                           ------------
U.S. Government Guaranteed Notes -- 0.9%
1991-A Fairfax
 County, VA
 8.740% 8/01/2001              200,000          213,750
1991-A Jefferson
 Park, CA
 8.740% 8/01/2001            1,740,000        1,859,625
1991-A Monroe
 County, NY
 8.740% 8/01/2001              500,000          534,375
1991-A Rochester, NY
 8.740% 8/01/2001               60,000           64,125
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A ++
 8.240% 8/01/2002            3,000,000        3,215,760
                                           ------------
                                              5,887,635
                                           ------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                           26,236,013
                                           ------------
(Cost $25,577,145)
                                             (Continued)


34   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                           Principal
                             Amount        Market Value
                           ---------       ------------
U.S. TREASURY OBLIGATIONS -- 4.5%
U.S. Treasury Bonds -- 2.4%
U.S. Treasury Bond
 7.250% 5/15/2016          $ 7,750,000     $  8,081,778
U.S. Treasury Bond
 8.750% 5/15/2017            6,000,000        7,218,720
                                           ------------
                                             15,300,498
                                           ------------
U.S. Treasury Notes -- 1.8%
U.S. Treasury Note
 5.875% 1/31/1999            4,000,000        3,991,880
U.S. Treasury Note
 7.250% 8/15/2004            7,125,000        7,427,813
                                           ------------
                                             11,419,693
                                           ------------

U.S. Treasury Strip -- 0.3%
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/1999            2,250,000        2,043,518
                                           ------------
TOTAL U.S. TREASURY
OBLIGATIONS                                  28,763,709
                                           ------------
(Cost $28,715,544)

TOTAL BONDS & NOTES                         103,952,324
                                           ------------
(Cost $102,193,747)

SHORT-TERM INVESTMENTS -- 30.0%
Commercial Paper
Boston Scientific
 Corporation
 5.800% 7/01/1997            4,745,000        4,745,000
Boston Scientific
 Corporation
 5.820% 8/06/1997            3,155,000        3,136,638
Boston Scientific
 Corporation
 5.870% 7/10/1997            1,895,000        1,892,219
Burlington Northern
 Santa Fe Corporation
 5.750% 8/04/1997            6,725,000        6,688,479
Carter Holt Harvey
 Limited
 5.800% 7/18/1997            2,730,000        2,722,523
Carter Holt Harvey
 Limited
 5.820% 7/08/1997            4,540,000        4,534,862
Comdisco, Inc.
 5.770% 7/29/1997            2,400,000        2,389,229
Comdisco, Inc.
 5.800% 8/18/1997            5,060,000        5,020,869
Comdisco, Inc.
 5.810% 8/15/1997            3,555,000        3,529,182
Cox Enterprises, Inc.
 5.800% 7/17/1997            5,560,000        5,545,668
Crown Cork & Seal
 Company Inc.
 5.840% 8/26/1997            4,070,000        4,033,026
CSX Corporation
 5.760% 8/11/1997            6,185,000        6,144,426
CSX Corporation
 5.810% 7/03/1997            5,465,000        5,463,236
Dana Credit
 Corporation
 5.790% 7/28/1997            2,270,000        2,259,777
Dominion Resources,
 Inc.
 5.780% 7/30/1997            4,670,000        4,648,256
Dominion Resources,
 Inc.
 5.820% 7/21/1997            3,585,000        3,572,829
Enron Corp.
 5.780% 8/01/1997            6,275,000        6,243,768
Federal Signal Corp.
 5.760% 7/02/1997            6,715,000        6,713,926
Harris Corporation
 5.790% 8/13/1997            4,155,000        4,126,265
Illinois Power
 Company
 5.780% 7/24/1997            2,200,000        2,191,876
Illinois Power
 Company
 5.780% 7/31/1997            2,935,000        2,920,863
Illinois Power
 Company
 5.820% 8/05/1997            5,285,000        5,255,096
Lockheed Martin
 Corporation
 5.810% 8/25/1997            4,100,000        4,063,607
Lockheed Martin
 Corporation
 5.900% 7/10/1997            5,800,000        5,792,390
Mattel, Inc.
 5.780% 7/25/1997            3,280,000        3,267,361
Mattel, Inc.
 5.780% 8/22/1997            1,605,000        1,591,600
ORIX Credit Alliance, Inc.
 5.820% 7/09/1997            2,155,000        2,152,213
ORIX Credit Alliance, Inc.
 5.850% 7/15/1997            4,660,000        4,649,399
ORIX Credit Alliance, Inc.
 5.880% 7/16/1997            6,000,000        5,985,300
Praxair, Inc.
 5.760% 8/14/1997            4,945,000        4,910,187
Public Service
 Company of Colorado
 5.800% 8/19/1997            6,055,000        6,007,199
Public Service
 Company of Colorado
 5.840% 9/19/1997            3,980,000        3,929,144
Public Service
 Electric and Gas
 Company
 5.780% 7/23/1997            2,750,000        2,740,286
Public Service
 Electric and Gas
 Company
 5.820% 7/07/1997            3,460,000        3,456,644
Rite Aid Corporation
 5.780% 7/22/1997            2,100,000        2,092,920
Rite Aid Corporation
 5.800% 7/14/1997            3,295,000        3,288,099
Textron Financial
 Corporation
 5.800% 7/11/1997            6,700,000        6,689,205
Textron Financial
 Corporation
 5.820% 7/02/1997            2,465,000        2,464,602
Union Pacific
 Corporation
 5.850% 8/07/1997            4,675,000        4,646,892
Union Pacific
 Corporation
 5.850% 9/11/1997            5,400,000        5,337,900
Union Pacific
 Corporation
 5.850% 9/15/1997            4,535,000        4,479,950
UOP
 5.830% 8/08/1997            5,090,000        5,058,677
Whirlpool Financial
 Corporation
 5.800% 8/12/1997            6,620,000        6,575,205
Whirlpool Financial
 Corporation
 5.800% 8/20/1997            5,375,000        5,331,701
                                           ------------
TOTAL SHORT-TERM
INVESTMENTS                                 188,288,494
                                           ------------
(Cost $188,285,661)

TOTAL INVESTMENTS -- 99.9%                  628,163,436
(Cost $505,416,393)+

Other Assets/
(Liabilities) 0.1%                              527,625
                                           ------------

NET ASSETS -- 100.0%                       $628,691,061
                                           ------------

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. 144A: These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*Non-income producing security

++ All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).


 The accompanying notes are an integral part of the financial statements.    35

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
                                                                                  June 30, 1997
                                                                                   (Unaudited)
                                                                                ----------------
Assets:
      Investments, at value (cost $317,130,732) (Note 2).....................   $    439,874,942
      Short-term investments, at value (cost $188,285,661) (Note 2)..........        188,288,494
                                                                                ----------------
        Total Investments....................................................        628,163,436
      Cash...................................................................              8,223
      Receivables from:
        Investments sold.....................................................          1,158,998
        Fund shares sold.....................................................            830,703
        Interest and dividends...............................................          2,214,668
                                                                                ----------------
           Total assets......................................................        632,376,028
                                                                                ----------------

Liabilities:
      Payables for:
        Investments purchased................................................          3,102,397
        Settlement of investments purchased on a
           forward commitment basis (Note 2).................................              4,847
        Fund shares redeemed.................................................            272,626
        Directors' fees and expenses (Note 3)................................              5,316
        Affiliates (Note 3):
           Investment management fees........................................            238,126
           Administration fees...............................................             45,229
           Service and distribution fees.....................................                281
      Accrued expenses and other liabilities.................................             16,145
                                                                                ----------------
           Total liabilities.................................................          3,684,967
                                                                                ----------------
      Net assets.............................................................   $    628,691,061
                                                                                ================
Net assets consist of:
      Paid-in capital........................................................   $    483,414,936
      Undistributed net investment income....................................         10,713,433
      Accumulated net realized gain on investments...........................         11,820,496
      Net unrealized appreciation on investments
           and forward commitments...........................................        122,742,196
                                                                                ----------------
                                                                                $    628,691,061
                                                                                ================
Net assets:
      Class 1................................................................   $        146,563
                                                                                ================
      Class 2................................................................   $        148,717
                                                                                ================
      Class 3................................................................   $        149,854
                                                                                ================
      Class 4................................................................   $    628,245,927
                                                                                ================
Shares outstanding:
      Class 1................................................................             10,838
                                                                                ================
      Class 2................................................................             10,948
                                                                                ================
      Class 3................................................................             10,994
                                                                                ================
      Class 4................................................................         46,209,722
                                                                                ================
Net asset value, offering price and
redemption price per share:
      Class 1................................................................   $          13.52
                                                                                ================
      Class 2................................................................   $          13.58
                                                                                ================
      Class 3................................................................   $          13.63
                                                                                ================
      Class 4................................................................   $          13.60
                                                                                ================

36   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of Operations

                                                                                Six months ended
                                                                                 June 30, 1997
                                                                                  (Unaudited)
                                                                                ---------------
Investment income:
      Interest................................................................  $     8,622,309
      Dividends...............................................................        3,596,262
                                                                                ---------------
        Total investment income...............................................       12,218,571
                                                                                ---------------

Expenses (Note 1):
      Investment management fees (Note 3).....................................        1,309,860
      Custody fees............................................................           29,090
      Audit and legal fees....................................................            7,400
      Directors' fees (Note 3)................................................           10,526
      Fees waived by the investment manager (Note 3)..........................          (74,994)
                                                                                ---------------
                                                                                      1,281,882
      Administration fees (Note 3):
        Class 1...............................................................              393
        Class 2...............................................................              363
        Class 3...............................................................              227
        Class 4...............................................................          247,822
      Distribution and service fees (Note 3):
        Class 1...............................................................              448
        Class 2...............................................................              105
                                                                                ---------------
          Net expenses........................................................        1,531,240
                                                                                ---------------
          Net investment income...............................................       10,687,331
                                                                                ---------------
Realized and unrealized gain (loss):
      Net realized gain on investment transactions and forward commitments....        9,899,503
      Net change in unrealized appreciation (depreciation) on
        investments and forward commitments...................................       36,649,248
                                                                                ---------------
          Net realized and unrealized gain....................................       46,548,751
                                                                                ---------------
      Net increase in net assets resulting from operations....................  $    57,236,082
                                                                                ================

  The accompanying notes are an integral part of the financial statements.    37

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                         Six months ended
Statements of                                                                             June 30, 1997          Year ended
Changes in Net                                                                             (Unaudited)        December 31, 1996
Assets                                                                                  -----------------    ------------------
                   Increase(Decrease) in Net Assets:
                   Operations:
                         Net investment income ......................................   $      10,687,331    $       19,347,629
                         Net realized gain on investment transactions
                          and forward commitments ...................................           9,899,503             8,885,806
                         Net change in unrealized appreciation (depreciation) on
                          investments and forward commitments .......................          36,649,248            33,108,845
                                                                                        -----------------    ------------------
                          Net increase in net assets resulting from operations ......          57,236,082            61,342,280
                                                                                        -----------------    ------------------
                   Distributions to shareholders (Note 2):
                         From net investment income:
                         Class 1 ....................................................                  --                (3,204)
                         Class 2 ....................................................                  --                (4,068)
                         Class 3 ....................................................                  --                (4,538)
                         Class 4 ....................................................                  --           (19,441,756)
                                                                                        -----------------    ------------------
                          Total distributions from net investment income.............                  --           (19,453,566)
                                                                                        -----------------    ------------------
                         From net realized gains:
                         Class 1 ....................................................                  --                (1,969)
                         Class 2 ....................................................                  --                (1,970)
                         Class 3 ....................................................                  --                (1,972)
                         Class 4 ....................................................                  --            (7,883,759)
                                                                                        -----------------    ------------------
                          Total distributions from net realized gains................                  --            (7,889,670)
                                                                                        -----------------    ------------------
                   Net fund share transactions (Note 5):
                         Class 1 ....................................................                  --               (49,367)
                         Class 2 ....................................................                  --                 6,038
                         Class 3 ....................................................                  --                 6,510
                         Class 4 ....................................................           7,769,131            72,536,092
                                                                                        -----------------    ------------------
                          Increase in net assets from net fund share transactions ...           7,769,131            72,499,273
                                                                                        -----------------    ------------------
                         Total increase in net assets ...............................          65,005,213           106,498,317
                   Net assets:
                         Beginning of period ........................................         563,685,848           457,187,531
                                                                                        -----------------    ------------------
                         End of period (including undistributed net investment income
                          of $10,713,433 and $26,102, respectively) .................   $     628,691,061    $      563,685,848
                                                                                        =================    ==================

38   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)
                                                                                                Class 1
                                                                                                -------
                                                                   Six months ended
                                                                       6/30/97         Year ended      Year ended   Period ended
                                                                     (Unaudited)        12/31/96        12/31/95      12/31/94**
                                                                    ------------     ------------    ------------   ------------

Net asset value, beginning of period                                $      12.35     $      11.50    $       9.94   $      10.00
                                                                    ------------     ------------    ------------   ------------

Income (loss) from investment operations:
  Net investment income                                                     0.16             0.34            0.28           0.06
  Net realized and unrealized gain (loss) on investments                    1.01             1.01            1.70          (0.06)
                                                                    ------------     ------------    ------------   ------------

  Total income (loss) from investment operations                            1.17             1.35            1.98             --
                                                                    ------------     ------------    ------------   ------------

Less distributions to shareholders:
  From net investment income                                                  --            (0.31)          (0.33)         (0.06)
  From net realized gains                                                     --            (0.19)          (0.09)            --
                                                                    ------------     ------------    ------------   ------------

    Total distributions                                                       --            (0.50)          (0.42)         (0.06)
                                                                    ------------     ------------    ------------   ------------

Net asset value, end of period                                      $      13.52     $      12.35    $      11.50   $       9.94
                                                                    ============     ============    ============   ============
Total Return                                                                9.47%           11.67%          19.92%          0.00%

Ratios / Supplemental Data:
Net assets, end of period (000's)                                           $147             $134            $173           $100
  Net expenses to average daily net assets#                                 1.66%*           1.65%           1.65%          1.65%*
  Net investment income to average daily net assets                         2.54%*           2.71%           3.03%          3.39%*
  Portfolio turnover rate                                                     13%              26%             23%             2%
  Average broker commission rate (a)                                $     0.0593     $     0.0594              N/A            N/A

   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                            1.69%*           1.69%           1.69%          1.71%*

                                                                                                Class 2
                                                                                                -------
                                                                   Six months ended
                                                                       6/30/97        Year ended      Year ended    Period ended
                                                                     (Unaudited)       12/31/96        12/31/95      12/31/94**
                                                                    ------------     ------------    ------------   ------------

Net asset value, beginning of period                                $      12.37     $      11.53    $       9.95   $      10.00
                                                                    ------------     ------------    ------------   ------------

Income (loss) from investment operations:
  Net investment income                                                     0.20             0.39            0.39           0.06
  Net realized and unrealized gain (loss) on investments                    1.01             1.03            1.65          (0.04)
                                                                    ------------     ------------    ------------   ------------

   Total income (loss) from investment operations                           1.21             1.42            2.04           0.02
                                                                    ------------     ------------    ------------   ------------

Less distributions to shareholders:
  From net investment income                                                  --            (0.39)          (0.37)         (0.07)
  From net realized gains                                                     --            (0.19)          (0.09)            --
                                                                    ------------     ------------    ------------   ------------

   Total distributions                                                        --            (0.58)          (0.46)         (0.07)
                                                                    ------------     ------------    ------------   ------------

Net asset value, end of period                                      $      13.58     $      12.37    $      11.53   $       9.95
                                                                    ============     ============    ============   ============
Total Return                                                                9.78%           12.25%          20.50%          0.17%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                         $149             $135            $121           $100
  Net expenses to average daily net assets#                                 1.11%*           1.10%           1.10%          1.10%*
  Net investment income to average daily net assets                         3.09%*           3.23%           3.60%          3.94%*
  Portfolio turnover rate                                                     13%              26%             23%             2%
  Average broker commission rate (a)                                $     0.0593     $     0.0594              N/A            N/A

   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                            1.14%*           1.14%           1.14%          1.16%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


   The accompanying notes are an integral part of the financial statements.   39

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)
                                                                                              Class 3
                                                                                              -------
                                                                 Six months ended
                                                                     6/30/97       Year ended       Year ended      Period ended
                                                                   (Unaudited)      12/31/96         12/31/95        12/31/94**
                                                                  ------------    ------------     ------------     ------------
Net asset value, beginning of period                              $      12.39    $      11.55     $       9.96     $      10.00
                                                                  ------------    ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment income                                                   0.22            0.44             0.43             0.07
  Net realized and unrealized gain (loss) on investments                  1.02            1.02             1.66            (0.04)
                                                                  ------------    ------------     ------------     ------------
   Total income (loss) from investment operations                         1.24            1.46             2.09             0.03
                                                                  ------------    ------------     ------------     ------------

Less distributions to shareholders:
  From net investment income                                                --           (0.43)           (0.41)           (0.07)
  From net realized gains                                                   --           (0.19)           (0.09)              --
                                                                  ------------    ------------     ------------     ------------
   Total distributions                                                      --           (0.62)           (0.50)           (0.07)
                                                                  ------------    ------------     ------------     ------------
Net asset value, end of period                                    $      13.63    $      12.39     $      11.55     $       9.96
                                                                  ============    ============     ============     ============
Total Return                                                             10.01%          12.61%           20.96%            0.28%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                       $150            $136             $121             $100
  Net expenses to average daily net assets#                               0.76%*          0.75%            0.75%            0.75%*
  Net investment income to average daily net assets                       3.43%*          3.60%            3.94%            4.32%*
  Portfolio turnover rate                                                   13%             26%              23%               2%
  Average broker commission rate (a)                              $     0.0593    $     0.0594               N/A              N/A

   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                          0.79%*          0.79%            0.79%            0.81%*

                                                                                             Class 4
                                                                                             -------
                                                                 Six months ended
                                                                     6/30/97       Year ended       Year ended      Period ended
                                                                   (Unaudited)      12/31/96         12/31/95        12/31/94**
                                                                  ------------    ------------     ------------     ------------
Net asset value, beginning of period                              $      12.34    $      11.51     $       9.92     $      10.00
                                                                  ------------    ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment income                                                   0.23            0.46             0.44             0.11
  Net realized and unrealized gain (loss) on investments                  1.03            1.02             1.68           (0.08)
                                                                  ------------    ------------     ------------     ------------
   Total income (loss) from investment operations                         1.26            1.48             2.12             0.03
                                                                  ------------    ------------     ------------     ------------

Less distributions to shareholders:
  From net investment income                                                --           (0.46)           (0.44)           (0.11)
  From net realized gains                                                   --           (0.19)           (0.09)              --
                                                                  ------------    ------------     ------------     ------------
   Total distributions                                                      --           (0.65)           (0.53)           (0.11)
                                                                  ------------    ------------     ------------     ------------
Net asset value, end of period                                    $      13.60    $      12.34     $      11.51     $       9.92
                                                                  ============    ============     ============     ============
Total Return@                                                            10.21%          12.83%           21.31%            0.29%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                   $628,246        $563,280         $456,773         $349,688
  Net expenses to average daily net assets#                             0.5256%*        0.5120%          0.5120%          0.5120%*
  Net investment income to average daily net assets                       3.67%*          3.83%            4.18%            4.29%*
  Portfolio turnover rate                                                   13%             26%              23%               2%
  Average broker commission rate (a)                              $     0.0593    $     0.0594               N/A              N/A

   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                        0.5514%*        0.5522%          0.5514%          0.5650%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
@ Employee retirement benefit plans that invest plan assets in the Separate
  Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


40   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the investment objective and policies for the MassMutual Value Equity Fund?

The objective and policies of the Fund are to:

 . achieve long-term growth of capital and income

 . invest primarily in a diversified portfolio of equity securities of larger, well established companies (market capitalization over $2.0 billion)

 . utilize a value-oriented, risk-averse strategy in making investment decisions

 . utilize fundamental analysis to identify companies which

  -are of high investment quality

  -offer above-average dividend growth

  -are attractively valued

How has the Fund performed over the past six months?

Even though the Fund has a relatively conservative approach to the stock market, the Fund participated considerably in the market's strong upswing. The portfolio's total return for the six months ended June 30, 1997 is lower than that of the S&P 500, which we'd expect during a strong bull market. Still, we've outperformed many of our value-oriented peers, and in six months have already surpassed the historical average one-year return on stock investments.

How would you characterize the equity market over the period?

This has been a market in which the largest stocks have performed best. The fact that the largest companies in the major indices such as the S&P and the Dow Jones Industrial Average have appreciated dramatically has skewed the indices' returns, giving the impression that all stocks are doing remarkably well. This market has basically doubled in the past two and a half years, and the economy has been growing far longer than historical cyclical patterns. As a result, investors have been willing to pay high prices to own the largest companies. They're attracted by these firms' reliable, growing earnings and hope to be protected from any weakness in future earnings should the economy change.

What investment decisions were most successful during the period?

As always, we've emphasized high quality companies selling at reasonable prices compared to their earnings. In the past six months, we've been very pleased that our two largest positions have been among our top performers. We've done extremely well with our holdings in Bristol-Myers and GE -- two strong companies with excellent earnings that have been beneficiaries of the current market psychology.

Even though the market has done very well over the first half of 1997, there was a temporary dip after the Federal Reserve's interest rate increase at the end of March. We used this as an opportunity to buy new stocks when they were selling far from their recent highs. One example, Burlington Northern, a Fort Worth-based railroad system, purchased the Santa Fe system and received favorable investor response. However, expected cost reductions came more slowly than expected, and weather problems hurt normally stable revenues. We saw Burlington Northern as a major player in coal and grain haulage, and expected the stock was poised for a rebound. This purchase has worked out very well for us so far this year.

Are you making any changes to the portfolio at this time?

The portfolio is already well diversified, and we feel it is structured appropriately to prosper in the future. On the margin, we have reduced our health care holdings, since their price performance has been so strong.

Two areas that were relatively weak so far in 1997 are telecommunications and electric utility stocks. We're currently making a gradual increase to our electric utility holdings. We believe selected electric stocks -- those with low operating costs, strong competitive positions and the ability to increase dividend payments -- offer good total return potential with relatively low risk.

What is your outlook for the next several months?

Because the economy continues to be strong, with none of the classic signs of a slowdown on the horizon, our outlook is encouraging. Added to that is the fact that corporate managements are making better business decisions now in terms of focussing on their competitive advantages and placing great emphasis on shareholder value.

Within this positive outlook, however, there is a risk that the Federal Reserve will make another upward adjustment to interest rates. This market, while incredibly strong over the past several years, is very sensitive to interest rates, as we saw in March. That's why we believe a strategy like ours, with a value focus that can limit price risk, is an intelligent way to approach the stock market in any environment.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Equity Fund Classes 1-4 and the Standard & Poor's 500 Composite Index

--------------------------------------------------------------------------------
MassMutual Value Equity Fund

Total Return        Year to Date            One Year           Average Annual
                  1/1/97 - 6/30/97      7/1/96 - 6/30/97      10/3/94 - 6/30/97
Class 1                16.00%                27.63%                 23.53%
Class 2                16.38%                28.37%                 24.24%
Class 3                16.56%                28.89%                 24.67%
Class 4                16.67%                29.14%                 24.96%
--------------------------------------------------------------------------------
Standard & Poor's      20.61%                34.71%                 29.60%
500 Composite Index
--------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Standard & Poor's 500 Composite Index is unmanaged and does not incur expenses.

                             [GRAPH APPEARS HERE]

                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             Class 1       Class 2       Class 3       Class 4       S&P 500 Index
10/3/94     $ 10,000      $ 10,000      $ 10,000      $ 10,000      $ 10,000
12/94          9,961         9,978         9,982         9,990         9,998
6/95          11,507        11,566        11,590        11,613        12,019
12/95         12,959        13,052        13,106        13,141        13,756
6/96          13,995        14,135        14,213        14,276        15,144
12/96         15,399        15,591        15,716        15,802        16,915
6/97          17,862        18,144        18,319        18,435        20,401

--------------------------------------------------------------------------------
MassMutual Value Equity Fund
Largest Stock Holdings (6/30/97)
--------------------------------------------------------------------------------

Bristol-Myers Squibb Company
General Electric Company
Marsh & McLennan Companies, Inc.
Goodyear Tire & Rubber Company
SAFECO Corporation
Hewlett-Packard Company
Xerox Corporation
Bank of New York Company Incorporated
Amoco Corporation
International Business Machines Corporation

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997

                              Number of
                               Shares      Market Value
                               ------      ------------
EQUITIES -- 95.3%
Aerospace & Defense -- 2.9%
Boeing Company                 460,000     $ 24,408,750
Raytheon Company               772,000       39,372,000
TRW Inc.                       396,600       22,531,838
                                           ------------
                                             86,312,588
                                           ------------

Agribusiness -- 1.0%
Pioneer Hi-Bred
 International, Inc.           385,000       30,800,000
                                           ------------

Apparel, Textiles & Shoes -- 1.1%
VF Corporation                 365,000       30,933,750
                                           ------------

Automotive & Parts -- 4.8%
Ford Motor Company             945,300       35,685,075
Genuine Parts
 Company                     1,290,000       43,698,750
Goodyear Tire &
 Rubber Company                955,000       60,463,438
                                           ------------
                                            139,847,263
                                           ------------

Banking, Savings & Loans -- 6.4%
The Bank of New
 York Company,
 Incorporated                1,265,000       55,027,500
Comerica, Incorporated         450,000       30,600,000
CoreStates Financial
 Corp.                         700,000       37,625,000
Norwest Corporation            485,000       27,281,250
Pacific Century
 Financial Corporation         214,600        9,925,250
Wachovia Corp.                 494,000       28,806,375
                                           ------------
                                            189,265,375
                                           ------------

Beverages -- 1.8%
Brown-Forman
 Corporation (Class B)         575,000       28,067,188
PepsiCo, Inc                   700,000       26,293,750
                                           ------------
                                             54,360,938
                                           ------------

Chemicals -- 4.4%
E. I. du Pont de
 Nemours and Company           550,000       34,581,250
The Lubrizol
 Corporation                   571,200       23,954,700
Nalco Chemical
 Company                       680,000       26,265,000
Rohm & Haas
 Company                       503,000       45,301,438
                                           ------------
                                            130,102,388
                                           ------------

Commercial Services -- 0.6%
Pinnacle West Capital
 Corporation                   588,792       17,700,560
                                           ------------

Communications -- 0.3%
AT & T Corporation             224,800        7,882,050
                                           ------------

Computers & Office Equipment -- 7.3%
Hewlett-Packard
 Company                     1,020,000       57,120,000
International Business
 Machines Corporation          582,000       52,489,125
Pitney Bowes, Inc.             700,000       48,650,000
Xerox Corporation              723,000       57,026,625
                                           ------------
                                            215,285,750
                                           ------------

Containers -- 1.0%
Temple-Inland, Inc.            525,000       28,350,000
                                           ------------

Cosmetics & Personal Care -- 1.4%
Kimberly-Clark
 Corporation                   806,000       40,098,500
                                           ------------

Drugs -- 0.9%
Pharmacia & Upjohn,
 Inc.                          792,000       27,522,000
                                           ------------

Electric Utilities -- 1.4%
New England Electric
 System                         52,000        1,924,000
NIPSCO Industries,
 Inc.                          330,000       13,633,125
SCANA Corporation            1,090,600       27,060,513
                                           ------------
                                             42,617,638
                                           ------------

Electrical Equipment & Electronics -- 6.9%
AMP, Incorporated            1,213,000       50,642,750
General Electric
 Company                     1,360,000       88,910,000
Honeywell Inc.                 365,000       27,694,375
Hubbell, Incorporated
 (Class B)                     800,071       35,203,142
                                           ------------
                                            202,450,267
                                           ------------

Energy -- 5.4%
Amoco Corporation              615,000       53,466,563
Kerr-McGee
 Corporation                   360,000       22,815,000
Mobil Corporation              580,000       40,527,500
Teco Energy, Inc.              818,700       20,928,019
Unocal Corporation             574,900       22,313,306
                                           ------------
                                            160,050,388
                                           ------------

Financial Services -- 1.7%
American Express
 Company                       665,000       49,542,500
                                           ------------

Foods -- 2.9%
Archer-Daniels-Midland
 Company                       102,600        2,411,100
ConAgra, Inc.                  613,000       39,308,625
CPC International, Inc.        462,500       42,694,531
                                           ------------
                                             84,414,256
                                           ------------

Forest Products & Paper -- 2.2%
Westvaco Corporation           855,000       26,879,063
Weyerhaeuser Company           721,900       37,538,800
                                           ------------
                                             64,417,863
                                           ------------

Hardware & Tools -- 0.9%
The Stanley Works              639,000       25,560,000
                                           ------------

Healthcare -- 7.7%
Becton, Dickinson and
 Company                       850,000       43,031,250
Bristol-Myers Squibb
 Company                     1,500,000      121,500,000
Pfizer, Incorporated           184,130       22,003,535
Schering-Plough Corp.          907,200       43,432,200
                                           ------------
                                            229,966,985
                                           ------------

Industrial Distribution -- 1.1%
W.W. Grainger, Inc.            400,000       31,275,000
                                           ------------

Industrial Transportation -- 2.7%
Burlington Northern
 Santa Fe Corporation          432,200       38,843,975
Norfolk Southern
 Corporation                   400,000       40,300,000
                                           ------------
                                             79,143,975
                                           ------------

                                                                     (Continued)


   The accompanying notes are an integral part of the financial statements.   43

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                              Number of
                               Shares      Market Value
                               ------      ------------
Insurance -- 6.9%
Jefferson-Pilot
 Corporation                   437,000     $ 30,535,375
Marsh & McLennan
 Companies, Inc.               909,800       64,936,975
MBIA, Inc.                     435,000       49,073,438
SAFECO Corporation           1,240,000       57,892,500
                                           ------------
                                            202,438,288
                                           ------------

Machinery & Components -- 2.0%
Dover Corporation              540,000       33,210,000
Parker-Hannifin
 Corporation                   400,000       24,275,000
                                           ------------
                                             57,485,000
                                           ------------

Manufacturing -- 0.7%
Pall Corporation               830,500       19,309,117
                                           ------------

Miscellaneous -- 1.8%
Harsco Corporation             600,000       24,300,000
Minnesota Mining &
 Manufacturing
 Company                       279,700       28,529,400
                                           ------------
                                             52,829,400
                                           ------------

Oil & Gas -- 2.2%
ENI SPA, Sponsored
 ADR                           266,700       15,168,563
Occidental Petroleum
 Corporation                 1,067,000       26,741,688
Union Pacific
 Resources Group Inc.          897,700       22,330,288
                                           ------------
                                             64,240,539
                                           ------------

Photography -- 1.1%
Eastman Kodak
 Company                       413,600       31,743,800
                                           ------------

Publishing & Printing -- 2.3%
The McGraw-Hill
 Companies, Inc.               740,000       43,521,250
R.R. Donnelley & Sons
 Company                       630,000       23,073,750
                                           ------------
                                             66,595,000
                                           ------------

Retail -- 2.5%
The May Department
 Stores Company                825,000       38,981,250
Sears Roebuck and Co.          648,100       34,835,375
                                           ------------
                                             73,816,625
                                           ------------

Retail-Grocery -- 2.6%
Albertson's, Inc.            1,414,000       51,611,000
American Stores
 Company                       518,300       25,591,063
                                           ------------
                                             77,202,063
                                           ------------

Telecommunications -- 1.4%
GTE Corporation                965,800     $ 42,374,475
                                           ------------

Telephone Utilities -- 2.5%
Ameritech Corporation          372,000       25,272,750
Frontier Corporation         1,319,000       26,297,563
Southern New England
 Telecommunications
 Corporation                   531,000       20,642,625
                                           ------------
                                             72,212,938
                                           ------------

Tobacco -- 2.5%
Fortune Brands, Inc.           735,000       27,424,688
Gallaher Group PLC,
 ADR ++                        735,000       13,551,563
UST Inc.                     1,126,800       31,268,700
                                           ------------
                                             72,244,951
                                           ------------

TOTAL EQUITIES                           $2,800,392,230
                                         --------------
(Cost $1,787,766,969)

                            Principal
                             Amount        Market Value
                             ------        ------------
SHORT-TERM INVESTMENTS -- 4.9%
Commercial Paper
Abbott Laboratories
 5.460% 7/10/1997          $ 5,000,000     $  4,993,175
Abbott Laboratories
 5.470% 7/09/1997            2,015,000        2,012,551
American International
 Group, Inc.
 5.520% 7/23/1997           10,000,000        9,966,267
Anheuser-Busch
 Companies, Inc.
 5.540% 7/07/1997            7,000,000        6,993,537
Anheuser-Busch
 Companies, Inc.
 6.000% 7/01/1997            7,766,000        7,766,000
AT & T Corporation
 5.240% 7/18/1997            3,000,000        2,992,577
AT & T Corporation
 5.240% 8/21/1997            8,000,000        7,940,613
Coca-Cola Company,
 The
 5.490% 8/22/1997           13,000,000       12,896,910
Eastman Kodak
 Company
 5.525% 7/21/1997            9,338,000        9,309,338
E. I. du Pont de
 Nemours and Company
 5.490% 8/11/1997           $7,000,000     $  6,956,233
E. I. du Pont de
 Nemours and Company
 5.610% 11/17/1997           1,419,000        1,387,496
E. I. du Pont de
 Nemours and Company
 5.630% 11/12/1997           4,000,000        3,914,389
Ford Motor Credit
 Company
 5.580% 12/09/1997           5,000,000        4,871,424
Ford Motor Credit
 Company
 5.630% 12/05/1997           5,000,000        4,874,618
General Electric
 Capital Corporation
 5.580% 12/08/1997           4,000,000        3,897,778
IBM Credit
 Corporation
 5.520% 8/25/1997            3,000,000        2,974,700
IBM Credit
 Corporation
 5.520% 7/22/1997            8,000,000        7,974,238
J.P. Morgan & Co.,
 Inc.
 5.510% 7/28/1997            7,000,000        6,971,073
J.P. Morgan & Co.,
 Inc.
 5.530% 7/25/1997            5,872,000        5,850,352
PepsiCo, Inc
 5.500% 7/14/1997           10,000,000        9,980,139
Procter & Gamble
 Company, The
 5.520% 9/17/1997            5,000,000        4,937,708
Toys "R" Us, Inc.
 5.480% 7/09/1997            7,015,000        7,006,457
Weyerhaeuser Company
 5.530% 8/06/1997            8,354,000        8,307,802
                                           ------------

TOTAL SHORT-TERM
INVESTMENTS                                 144,775,375
                                           ------------
(Cost $144,789,861)

TOTAL INVESTMENTS -- 100.2%               2,945,167,605
(Cost $1,932,556,830)+

Other Assets/
(Liabilities) - (0.2%)                       (5,563,503)
                                           ------------

NET ASSETS -- 100.0%                     $2,939,604,102
                                         --------------

Notes to Portfolio of Investments

+Aggregate cost for Federal tax purposes (Note 7)

++Non-Income producing security


44   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of                                                                                              June 30, 1997
Assets and                                                                                                 (Unaudited)
Liabilities                                                                                             -----------------
                     Assets:
                        Investments, at value (cost $1,787,766,969) (Note 2) ......................     $   2,800,392,230
                        Short-term investments, at value (cost $144,789,861) (Note 2) .............           144,775,375
                                                                                                        -----------------
                          Total Investments .......................................................         2,945,167,605
                        Cash.......................................................................                   925
                        Receivables from:
                          Investments sold ........................................................             9,540,659
                          Fund shares sold ........................................................             7,984,118
                          Interest and dividends ..................................................             5,038,019
                                                                                                        -----------------
                             Total assets .........................................................         2,967,731,326
                                                                                                        -----------------

                     Liabilities:
                        Payables for:
                          Investments purchased ...................................................            25,412,280
                          Fund shares redeemed ....................................................             1,309,733
                          Directors' fees and expenses (Note 3) ...................................                 5,317
                          Affiliates (Note 3):
                             Investment management fees ...........................................             1,109,735
                             Administration fees ..................................................               223,358
                             Service and distribution fees ........................................                   333
                        Accrued expenses and other liabilities ....................................                66,468
                                                                                                        -----------------
                             Total liabilities ....................................................            28,127,224
                                                                                                        -----------------
                        Net assets ................................................................     $   2,939,604,102
                                                                                                        =================
                     Net assets consist of:
                        Paid-in capital ...........................................................     $   1,796,583,622
                        Undistributed net investment income .......................................            26,785,147
                        Accumulated net realized gain on investments ..............................           103,624,558
                        Net unrealized appreciation on investments ................................         1,012,610,775
                                                                                                        -----------------
                                                                                                        $   2,939,604,102
                                                                                                        =================
                     Net assets:
                        Class 1 ...................................................................     $         178,268
                                                                                                        =================
                        Class 2 ...................................................................     $         180,894
                                                                                                        =================
                        Class 3 ...................................................................     $         182,261
                                                                                                        =================
                        Class 4 ...................................................................     $   2,939,062,679
                                                                                                        =================
                     Shares outstanding:
                        Class 1 ...................................................................                10,640
                                                                                                        =================
                        Class 2 ...................................................................                10,740
                                                                                                        =================
                        Class 3 ...................................................................                10,793
                                                                                                        =================
                        Class 4 ...................................................................           174,174,339
                                                                                                        =================
                     Net asset value, offering price and
                     redemption price per share:
                        Class 1 ...................................................................     $           16.75
                                                                                                        =================
                        Class 2 ...................................................................     $           16.84
                                                                                                        =================
                        Class 3 ...................................................................     $           16.89
                                                                                                        =================
                        Class 4 ...................................................................     $           16.87
                                                                                                        =================

   The accompanying notes are an integral part of the financial statements.   45

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of Operations

                                                                        Six months ended
                                                                         June 30, 1997
                                                                          (Unaudited)
                                                                        ----------------
Investment income:
   Dividends........................................................    $     30,007,475
   Interest.........................................................           3,288,686
                                                                        ----------------
     Total investment income........................................          33,296,161
                                                                        ----------------

Expenses (Note 1):
   Investment management fees (Note 3)..............................           5,958,697
   Custody fees.....................................................             109,941
   Audit and legal fees.............................................              33,755
   Directors' fees (Note 3).........................................              10,526
   Fees waived by the investment manager (Note 3)...................            (391,015)
                                                                        ----------------
                                                                               5,721,904

   Administration fees (Note 3):
     Class 1........................................................                 471
     Class 2........................................................                 437
     Class 3........................................................                 276
     Class 4........................................................           1,198,138
   Distribution and service fees (Note 3):
     Class 1........................................................                 527
     Class 2........................................................                 123
                                                                        ----------------
       Net expenses.................................................           6,921,876
                                                                        ----------------
       Net investment income........................................          26,374,285
                                                                        ----------------

Realized and unrealized gain (loss):
   Net realized gain on investment transactions.....................          89,446,203
   Net change in unrealized appreciation (depreciation)
     on investments.................................................         300,752,849
                                                                        ----------------
       Net realized and unrealized gain.............................         390,199,052
                                                                        ----------------
   Net increase in net assets resulting from operations.............    $    416,573,337
                                                                        ================

46 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statements of
Changes in Net
Assets

                                                                       Six months ended
                                                                         June 30, 1997          Year ended
                                                                          (Unaudited)        December 31, 1996
                                                                       ----------------      ----------------
Increase (Decrease) in Net Assets:
Operations:
      Net investment income.........................................   $     26,374,285      $     55,712,269
      Net realized gain on investment transactions..................         89,446,203            74,040,546
      Net change in unrealized appreciation (depreciation)
       on investments...............................................        300,752,849           296,454,766
                                                                       ----------------      ----------------
       Net increase in net assets resulting from operations.........        416,573,337           426,207,581
                                                                       ----------------      ----------------

Distributions to shareholders (Note 2):
      From net investment income:
      Class 1.......................................................                 --                (1,849)
      Class 2.......................................................                 --                (2,628)
      Class 3.......................................................                 --                (3,152)
      Class 4.......................................................                 --           (55,920,646)
                                                                       ----------------      ----------------
       Total distributions from net investment income...............                 --           (55,928,275)
                                                                       ----------------      ----------------
      From net realized gains:
      Class 1.......................................................                 --                (4,035)
      Class 2.......................................................                 --                (4,054)
      Class 3.......................................................                 --                (4,061)
      Class 4.......................................................                 --           (64,653,761)
                                                                       ----------------      ----------------
       Total distributions from net realized gains..................                 --           (64,665,911)
                                                                       ----------------      ----------------

Net fund share transactions (Note 5):
      Class 1.......................................................                 --                 5,884
      Class 2.......................................................                 --                 6,682
      Class 3.......................................................                 --                 7,213
      Class 4.......................................................         36,822,530            54,936,919
                                                                       ----------------      ----------------
       Increase in net assets from net fund share transactions......         36,822,530            54,956,698
                                                                       ----------------      ----------------
      Total increase in net assets..................................        453,395,867           360,570,093

Net assets:
      Beginning of period...........................................      2,486,208,235         2,125,638,142
                                                                       ----------------      ----------------
      End of period (including undistributed net investment income
       of $26,785,147 and $410,862, respectively)...................   $  2,939,604,102      $  2,486,208,235
                                                                       ================      ================


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                           Class 1
                                                                                           -------
                                                              Six months ended
                                                                  6/30/97        Year ended       Year ended      Period ended
                                                                (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                ----------       ----------       ----------      -----------
Net asset value, beginning of period                            $    14.44       $    12.63       $     9.92      $     10.00
                                                                ----------       ----------       ----------      -----------
Income (loss) from investment operations:
  Net investment income                                               0.06             0.17             0.18             0.04
  Net realized and unrealized gain (loss) on investments              2.25             2.21             2.81            (0.08)
                                                                ----------       ----------       ----------      -----------
   Total income (loss) from investment operations                     2.31             2.38             2.99            (0.04)
                                                                ----------       ----------       ----------      -----------
Less distributions to shareholders:
  From net investment income                                            --            (0.18)           (0.18)           (0.04)
  From net realized gains                                               --            (0.39)           (0.10)              --
                                                                ----------       ----------       ----------      -----------
   Total distributions                                                  --            (0.57)           (0.28)           (0.04)
                                                                ----------       ----------       ----------      -----------
Net asset value, end of period                                  $    16.75       $    14.44       $    12.63      $      9.92
                                                                ==========       ==========       ==========      ===========
Total Return                                                         16.00%           18.83%           30.10%           (0.39)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                   $178             $154             $129              $99
  Net expenses to average daily net assets#                           1.66%*           1.65%            1.65%            1.65%*
  Net investment income to average daily net assets                   0.85%*           1.28%            1.58%            2.31%*
  Portfolio turnover rate                                                9%              13%              16%               3%

  Average broker commission rate (a)                            $   0.0593       $    .0585               N/A              N/A
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                      1.69%*           1.69%            1.70%            1.71%*

                                                                                           Class 2
                                                                                           -------
                                                              Six months ended
                                                                  6/30/97        Year ended       Year ended      Period ended
                                                                (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                ----------       ----------       ----------      -----------
Net asset value, beginning of period                            $    14.47       $    12.65       $     9.93      $     10.00
                                                                ----------       ----------       ----------      -----------
Income (loss) from investment operations:
  Net investment income                                               0.11             0.25             0.24             0.05
  Net realized and unrealized gain (loss) on investments              2.26             2.22             2.82            (0.07)
                                                                ----------       ----------       ----------      -----------
   Total income (loss) from investment operations                     2.37             2.47             3.06            (0.02)
                                                                ----------       ----------       ----------      -----------
Less distributions to shareholders:
  From net investment income                                            --            (0.26)           (0.24)           (0.05)
  From net realized gains                                               --            (0.39)           (0.10)              --
                                                                ----------       ----------       ----------      -----------
   Total distributions                                                  --            (0.65)           (0.34)           (0.05)
                                                                ----------       ----------       ----------      -----------
Net asset value, end of period                                  $    16.84       $    14.47       $    12.65      $      9.93
                                                                ==========       ==========       ==========      ===========
Total Return                                                         16.38%           19.46%           30.80%           (0.22)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                   $181             $155             $130              $99
  Net expenses to average daily net assets#                           1.11%*           1.10%            1.10%            1.10%*
  Net investment income to average daily net assets                   1.40%*           1.82%            2.13%            2.86%*
  Portfolio turnover rate                                                9%              13%              16%               3%
  Average broker commission rate (a)                            $   0.0593       $   0.0585               N/A              N/A
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                      1.14%*           1.14%            1.15%            1.16%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


   The accompanying notes are an integral part of the financial statements.
48

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                           Class 3
                                                                                           -------
                                                              Six months ended
                                                                  6/30/97        Year ended       Year ended      Period ended
                                                                (Unaudited)       12/31/96         12/31/95       12/31/94**
                                                                ----------       ----------       ----------      -----------
Net asset value, beginning of period                            $    14.49       $    12.66       $     9.93      $    10.00
                                                                ----------       ----------       ----------      -----------
Income (loss) from investment operations:
  Net investment income                                               0.13             0.30             0.28            0.05
  Net realized and unrealized gain (loss) on investments              2.27             2.23             2.83           (0.07)
                                                                ----------       ----------       ----------      -----------
   Total income (loss) from investment operations                     2.40             2.53             3.11           (0.02)
                                                                ----------       ----------       ----------      -----------
Less distributions to shareholders:
  From net investment income                                            --            (0.31)           (0.28)          (0.05)
  From net realized gains                                               --            (0.39)           (0.10)             --
                                                                ----------       ----------       ----------      -----------
   Total distributions                                                  --            (0.70)           (0.38)          (0.05)
                                                                ----------       ----------       ----------      -----------
Net asset value, end of period                                  $    16.89       $    14.49       $    12.66      $     9.93
                                                                ==========       ==========       ==========      ===========
Total Return                                                         16.56%           19.92%           31.30%          (0.18)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                   $182             $156             $130             $99
  Net expenses to average daily net assets#                           0.77%*           0.75%            0.75%           0.75%*
  Net investment income to average daily net assets                   1.75%*           2.17%            2.48%           3.23%*
  Portfolio turnover rate                                                9%              13%              16%              3%
  Average broker commission rate (a)                            $   0.0593       $   0.0585               N/A             N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                       0.79%*           0.80%            0.80%           0.81%*

                                                                                           Class 4
                                                                                           -------
                                                              Six months ended
                                                                  6/30/97        Year ended       Year ended      Period ended
                                                                (Unaudited)       12/31/96         12/31/95       12/31/94**
                                                                ----------       ----------       ----------      -----------
Net asset value, beginning of period                            $    14.46       $    12.63       $     9.91      $    10.00
                                                                ----------       ----------       ----------      -----------
Income (loss) from investment operations:
  Net investment income                                               0.15             0.34             0.31            0.08
  Net realized and unrealized gain (loss) on investments              2.26             2.22             2.82           (0.09)
                                                                ----------       ----------       ----------      -----------
   Total income (loss) from investment operations                     2.41             2.56             3.13           (0.01)
                                                                ----------       ----------       ----------      -----------
Less distributions to shareholders:
  From net investment income                                           --            (0.34)           (0.31)          (0.08)
  From net realized gains                                              --            (0.39)           (0.10)             --
                                                                ----------       ----------       ----------      -----------
   Total distributions                                                  --            (0.73)           (0.41)          (0.08)
                                                                ----------       ----------       ----------      -----------
Net asset value, end of period                                  $    16.87       $    14.46       $    12.63      $     9.91
                                                                ==========       ==========       ==========      ===========
Total Return@                                                        16.67%           20.24%           31.54%          (0.10)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                             $2,939,063       $2,485,743       $2,125,248      $1,563,563
  Net expenses to average daily net assets#                         0.5226%*         0.5067%          0.5067%         0.5067%*
  Net investment income to average daily net assets                   1.99%*           2.42%            2.72%           3.20%*
  Portfolio turnover rate                                                9%              13%              16%              3%
  Average broker commission rate (a)                            $   0.0593       $   0.0585               N/A             N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                     0.5521%*         0.5534%          0.5528%          0.5681%*

*Annualized

**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Portfolio Manager Report
--------------------------------------------------------------------------------


What are the investment objective and policies for the MassMutual Small Cap Value Equity Fund?

The objective and policies of the Fund are to:

 . achieve long-term growth of capital and income

 . invest primarily in a diversified portfolio of equity securities of smaller companies (market capitalization less than $750 million)

 . utilize a value-oriented, risk-averse strategy in making investment decisions

 . utilize fundamental analysis to identify companies which

  - are of high investment quality or possess a unique product, market position or operating characteristic,

  - offer above-average level of profitability or superior growth potential and

  - are attractively valued

How has the Fund performed over the past six months?

The Fund has done very well. For the first half of 1997, it is significantly ahead of the small cap Russell 2000 Index and the one year historical average return for stocks. Most of the returns for the period for both the Fund and the Index were captured during the strong second quarter, when the market rebounded from some late first quarter problems in technology stocks as well as the Federal Reserve's interest rate increase.

What features defined the equity market over the period?

For the first six months of the year, we were navigating what was still primarily a large cap market, where outstanding performance by a relatively small number of stocks set the pace. Investors continued to focus narrowly on very large growth companies with stable earnings. As a result, forty or fifty companies like Coca Cola, GE and the large pharmaceutical firms led the market, and it's only been recently -- as their prices have climbed higher and higher -- that investors have begun to look for better values.

While small cap stocks have lagged large stocks, they've still performed extremely well year-to-date. We'd expect this to continue, especially as excellent small companies attract attention from investors looking for better-valued alternatives.

What investment decisions were most successful during the period?

Bank and financial services stocks were some of the best performers over the period, due in part to an increase in takeover activity. Security Capital Corporation was one of our banking holdings that was targeted, and the stock performed quite well as a result. Other financial stocks that were strong holdings over the period included Bank United Corporation, Astoria Financial Corporation and Keystone Financial.

Outside of financial services, we owned two other companies that were takeovers or takeover targets. One was our long-time holding Wyle Laboratories, an electronics distributor that agreed to be taken over by a German firm, and the other was Riser Foods, scheduled to be purchased by supermarket chain Giant Eagle. Being involved in three takeovers is unusual for us, and we benefited from the exposure.

Are you making any changes to the portfolio at this time?

We're not making any dramatic changes to the makeup of the portfolio. However, we have begun building our positions in some new holdings we think offer excellent potential. Several of our newer holdings are companies involved in offshore oil exploration in the Gulf of Mexico. Existing leases in the Gulf are expiring, and there are currently shortages of boats, rigs and crews in the area. We think well-equipped, well-managed companies should be able to make substantial profits there.

In financial services, which we believe will continue to be a good industry group going forward, we've purchased St. Paul Bancorp, a Minnesota-based company whose stock was selling at what we consider an excellent value. We've also been buying Nationwide Financial Services, a spinoff of Nationwide Insurance representing their variable annuity business. We believe that annuities offer the stable business and steady cashflows of some other areas of financial services, but with less risk than brokerage firms, and at better prices than mutual fund companies.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------


What is your outlook for the next several months?

Even though this has been another banner year for the stock market so far, we see no reason for it to turn materially weaker in the coming months. The economy continues to be strong, and prices of commodities and gold -- plus the fact that the Federal Reserve has not raised interest rates since the March move -- suggest that inflation remains under control. Another strong positive is that even as the market reaches new highs, cash keeps flowing into it. We expect that under these conditions, the broad market could close the year at another new high, and that the struggle to find cheap stocks in this environment may benefit smaller company stocks.


Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Small Cap
Value Equity Fund Classes 1-4 and the Frank Russell
2000 Index

---------------------------------------------------------------------------
 MassMutual Small Cap Value Equity Fund
 Total Return
                Year to Date        One Year             Average Annual
               1/1/97 - 6/30/97     7/1/97 - 6/30/97     10/3/94 - 6/30/97

 Class 1           15.46%                28.79%                19.06%
 Class 2           15.80%                29.47%                19.74%
 Class 3           15.92%                30.00%                20.15%
 Class 4           16.16%                30.25%                20.45%

---------------------------------------------------------------------------

 Frank Russell     10.20%                16.32%                19.13%
 2000 Index

---------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Frank Russell 2000 Index is unmanaged and does not incur expenses.


                           [LINE GRAPH APPEARS HERE]


                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

               Class 1       Class 2      Class 3      Class 4    Russell 2000
10/3/94        10,000        10,000       10,000       10,000     10,000

12/94           9,711         9,728        9,732        9,734      9,813

6/95           10,422        10,470       10,495       10,507     11,229

12/95          11,515        11,601       11,642       11,681     12,605

6/96           12,535        12,665       12,731       12,794     13,912

12/96          13,983        14,161       14,277       14,346     14,683

6/97           16,144        16,398       16,550       16,664     16,181


                                  MassMutual
                          Small Cap Value Equity Fund
                       Largest Stock Holdings (6/30/97)

     Dallas Semiconductor Corporation
     Graco, Incorporated
     Reliance Steel & Aluminum Company
     Frontier Insurance Group, Inc.
     Titan Wheel International, Inc.
     McClarchy Newspapers, Inc.
     True North Communications, Inc.
     Harte Hanks Communications, Inc.
     Astoria Financial Corporation
     Houghton Mifflin Company

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997


                            Number of
                             Shares        Market Value
                             ------        ------------
EQUITIES -- 92.7%
Air Transportation -- 1.3%
Atlantic Southeast
 Airlines, Inc.                247,800     $  7,093,275
                                           ------------

Apparel, Textiles & Shoes -- 1.1%
Culp, Inc.                      55,000          996,875
Unitog Company                 203,500        5,494,500
                                           ------------
                                              6,491,375
                                           ------------

Automotive & Parts -- 6.1%
Amcast Industrial
 Corporation                   228,100        5,702,500
Excel Industries, Inc.         355,100        6,924,450
Keystone Automotive
 Industries, Inc. ++           250,000        4,250,000
Myers Industries, Inc.         321,154        5,419,469
Titan Wheel
 International, Inc.           698,500       12,311,063
                                           ------------
                                             34,607,482
                                           ------------

Banking, Savings & Loans -- 12.1%
Astoria Financial
 Corporation                   245,900       11,680,250
Bank United Corp.
 Class A                       173,200        6,581,600
CCB Financial
 Corporation                   139,900       10,230,188
First Colorado
 Bancorp, Inc.                 284,200        5,435,325
Keystone Financial,
 Inc.                          221,150        6,910,938
One Valley Bancorp of
 West Virginia, Inc.           183,750        7,717,500
Security Capital
 Corporation                   102,800        9,714,600
Sovereign Bancorp,
 Inc.                          431,080        6,573,966
St. Paul Bancorp, Inc.          11,000          364,375
Webster Financial
 Corporation                    75,500        3,435,250
                                           ------------
                                             68,643,992
                                           ------------

Beverages -- 1.3%
The Robert Mondavi
 Corporation ++                158,400     $  7,484,400
                                           ------------

Building Materials & Construction -- 0.6%
Apogee Enterprises,
 Inc.                          153,600        3,302,400
                                           ------------

Chemicals -- 1.9%
OM Group, Inc.                 319,800       10,593,375
                                           ------------

Communications -- 2.1%
True North
 Communications, Inc.          483,500       11,966,625
                                           ------------

Computer Services -- 0.9%
Pomeroy Computer
 Resources, Inc. ++            200,000        4,950,000
                                           ------------

Computers & Office Equipment -- 1.3%
Cognex Corporation ++          285,900        7,576,350
                                           ------------

Diversified Operations -- 0.3%
SPS Technologies, Inc. ++       25,000        1,768,750
                                           ------------

Electrical Equipment & Electronics -- 7.9%
AFC Cable Systems,
 Inc. ++                       147,500        3,982,500
Belden, Inc.                   293,700       10,004,156
Dallas Semiconductor
 Corporation                   345,800       13,572,650
Teleflex, Incorporated         256,200        8,006,250
Wyle Laboratories              227,200        8,974,400
                                           ------------
                                             44,539,956
                                           ------------

Energy -- 1.0%
NGC Corporation                176,041        2,717,633
TNP Enterprises, Inc.          137,100        3,179,006
                                           ------------
                                              5,896,639
                                           ------------

Financial Services -- 0.1%
Eaton Vance Corp.               25,900          720,344
                                           ------------

Foods -- 1.4%
JP Foodservice, Inc. ++         42,800     $  1,227,825
Midwest Grain
 Products, Inc. ++              49,850          660,513
Morrison Health Care,
 Inc.                          367,200        5,852,250
                                           ------------
                                              7,740,588
                                           ------------

Forest Products & Paper -- 2.1%
Mosinee Paper
 Corporation                   218,749        5,359,351
Wausau Paper Mills
 Company                       357,775        6,753,003
                                           ------------
                                             12,112,354
                                           ------------

Gas Distribution -- 1.6%
WICOR, Inc.                    237,300        9,239,869
                                           ------------

Industrial Transportation -- 3.2%
ABC Rail Products
 Corporation ++                445,000        7,620,625
Arnold Industries, Inc.        371,300        6,312,100
The Greenbrier
 Companies, Inc.               385,300        4,358,706
                                           ------------
                                             18,291,431
                                           ------------

Insurance -- 8.2%
ALLIED Group,
 Incorporated                  271,950       10,334,100
Capital RE Corp.               205,300       10,983,550
Executive Risk, Inc.           172,900        8,990,800
Frontier Insurance
 Group, Inc.                   190,680       12,346,530
Nationwide Financial
 Services, Inc. Class A        152,000        4,037,500
                                           ------------
                                             46,692,480
                                           ------------

Leasing Companies -- 1.9%
Rollins Truck Leasing
 Company                       715,750       10,646,781
                                           ------------

                                                                     (Continued)

52      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------


                            Number of
                             Shares        Market Value
                             ------        ------------
Machinery & Components -- 14.0%
Columbus McKinnon
 Corporation                   266,500     $  5,063,500
DT Industries, Inc.            269,200        9,623,900
Graco, Incorporated            427,000       12,863,375
Greenfield Industries,
 Inc.                          413,200       11,156,400
Hardinge, Inc.                 224,300        6,560,775
Helix Technology
 Corporation                   247,300       10,015,650
OmniQuip
 International, Inc. ++        292,600        6,766,375
Regal-Beloit
 Corporation                   297,750        7,797,328
Roper Industries, Inc.         171,100        8,875,813
                                           -------------
                                             78,723,116
                                           -------------

Medical Supplies -- 0.9%
Invacare Corporation           223,800        5,231,325
                                           -------------

Metals & Mining -- 2.2%
Reliance Steel &
 Aluminum Company              489,300       12,721,800
                                           -------------

Miscellaneous -- 2.0%
Trimas Corporation             407,100       11,449,688
                                           -------------

Miscellaneous Distributor Wholesale -- 1.9%
Hughes Supply, Inc.            266,600       10,664,000
                                           -------------

Office Products -- 0.8%
American Business
 Products, Inc.                197,700        4,497,675
                                           -------------

Oil & Gas -- 2.2%
The Houston
 Exploration Company ++        261,800        4,074,263
Parker Drilling
 Company ++                    400,000        4,450,000
Stone Energy
 Corporation ++                138,800        3,799,650
                                           -------------
                                             12,323,913
                                           -------------

Other Services -- 2.9%
Analysts International
 Corporation                   340,200       11,396,700
Landauer, Inc.                 206,200        4,781,263
                                           -------------
                                             16,177,963
                                           -------------

Publishing & Printing -- 7.6%
Banta Corporation              284,250        7,710,281
Harte Hanks
 Communications, Inc.          398,300       11,749,850
Houghton Mifflin
 Company                       173,200       11,561,100
McClatchy
 Newspapers, Inc.              409,250       12,021,719
                                           -------------
                                             43,042,950
                                           -------------

Retail -- 1.8%
Arbor Drugs, Inc.              502,250       10,107,781
                                           -------------

TOTAL EQUITIES                             $525,298,677
                                           -------------
(Cost $360,676,948)

                            Principal
                             Amount        Market Value
                             ------        ------------

SHORT-TERM INVESTMENTS -- 7.7%
Commercial Paper
Abbott Laboratories
 5.470% 7/09/1997           $2,315,000     $  2,312,186
American International
 Group, Inc.
 6.100% 7/01/1997            4,000,000        4,000,000
AT & T Corporation
 5.430% 7/10/1997            4,000,000        3,994,570
Eastman Kodak
 Company
 5.500% 7/10/1997            2,644,000        2,640,364
E. I. du Pont de
 Nemours and Company
 6.000% 7/01/1997            4,000,000        4,000,000
Ford Motor Credit
 Company
 5.520% 7/31/1997            4,000,000        3,981,600
IBM Credit
 Corporation
 5.510% 7/11/1997            4,000,000        3,993,878
J.P. Morgan & Co.,
 Inc.
 5.510% 7/28/1997            4,000,000        3,983,470
PepsiCo, Inc
 5.500% 7/14/1997            2,000,000        1,996,028
PepsiCo, Inc
 6.050% 7/01/1997            2,016,000        2,016,000
Transamerica
 Corporation
 6.200% 7/01/1997            4,000,000        4,000,000
Walt Disney Company,
 The
 6.100% 7/01/1997            4,000,000        4,000,000
Weyerhaeuser Company
 5.540% 7/23/1997            2,500,000        2,491,536
                                           -------------

TOTAL SHORT-TERM
INVESTMENTS                                  43,409,632
                                           -------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 100.4%                 568,708,309
(Cost $404,086,580) +

Other Assets/
(Liabilities) - (0.4%)                       (2,545,251)
                                           -------------

NET ASSETS -- 100.0%                       $566,163,058
                                           -------------



Notes to Portfolio of Investments
+  Aggregate cost for Federal tax purposes (Note 7)

++ Non-income producing security.


   The accompanying notes are an integral part of the financial statements.   53

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements
--------------------------------------------------------------------------------

Statement of                                                                         June 30, 1997
Assets and                                                                            (Unaudited)
Liabilities                                                                         ----------------
                   Assets:
                         Investments, at value (cost $360,676,948) (Note 2) .....   $    525,298,677
                         Short-term investments, at amortized cost (Note 2) .....         43,409,632
                                                                                    ----------------
                           Total Investments ....................................        568,708,309
                         Cash ...................................................                839
                         Receivables from:
                           Investments sold .....................................            446,235
                           Fund shares sold .....................................          1,952,959
                           Interest and dividends ...............................            553,997
                                                                                    ----------------
                              Total assets ......................................        571,662,339
                                                                                    ----------------

                   Liabilities:
                         Payables for:
                           Investments purchased ................................          4,764,297
                           Fund shares redeemed .................................            421,324
                           Directors' fees and expenses (Note 3) ................              5,317
                           Affiliates (Note 3):
                              Investment management fees ........................            254,735
                              Administration fees ...............................             40,085
                              Service and distribution fees .....................                302
                         Accrued expenses and other liabilities .................             13,221
                                                                                    ----------------
                              Total liabilities .................................          5,499,281
                                                                                    ----------------
                         Net assets .............................................   $    566,163,058
                                                                                    ================
                   Net assets consist of:
                         Paid-in capital ........................................   $    372,384,505
                         Undistributed net investment income ....................          2,631,716
                         Accumulated net realized gain on investments ...........         26,525,108
                         Net unrealized appreciation on investments .............        164,621,729
                                                                                    ----------------
                                                                                    $    566,163,058
                                                                                    ================
                   Net assets:
                         Class 1 ................................................   $        164,885
                                                                                    ================
                         Class 2 ................................................   $        167,340
                                                                                    ================
                         Class 3 ................................................   $        168,863
                                                                                    ================
                         Class 4 ................................................   $    565,661,970
                                                                                    ================
                   Shares outstanding:
                         Class 1 ................................................             10,666
                                                                                    ================
                         Class 2 ................................................             10,767
                                                                                    ================
                         Class 3 ................................................             10,837
                                                                                    ================
                         Class 4 ................................................         36,265,588
                                                                                    ================
                   Net asset value, offering price and
                   redemption price per share:
                         Class 1 ................................................   $          15.46
                                                                                    ================
                         Class 2 ................................................   $          15.54
                                                                                    ================
                         Class 3 ................................................   $          15.58
                                                                                    ================
                         Class 4 ................................................   $          15.60
                                                                                    ================

54   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                                    Six months ended
                                                                                                      June 30, 1997
Statement of                                                                                           (Unaudited)
Operations                                                                                           -------------
                   Investment income:
                         Dividends ..............................................................    $   3,447,513
                         Interest ...............................................................          500,472
                                                                                                     -------------
                           Total investment income                                                   $   3,947,985
                                                                                                     -------------
                   Expenses (Note 1):
                         Investment management fees (Note 3) ....................................        1,324,751
                         Custody fees ...........................................................           23,791
                         Audit and legal fees ...................................................            6,172
                         Directors' fees (Note 3) ...............................................           10,526
                         Fees waived by the investment manager (Note 3) .........................          (65,671)
                                                                                                     -------------
                                                                                                         1,299,569
                         Administration fees (Note 3):
                           Class 1 ..............................................................              417
                           Class 2 ..............................................................              386
                           Class 3 ..............................................................              242
                           Class 4 ..............................................................          207,434
                         Distribution and service fees (Note 3):
                           Class 1 ..............................................................              473
                           Class 2 ..............................................................              111
                                                                                                     -------------
                            Net expenses ........................................................        1,508,632
                                                                                                     -------------
                            Net investment income ...............................................        2,439,353
                                                                                                     -------------
                   Realized and unrealized gain (loss):
                            Net realized gain on investment transactions ........................       21,552,734
                            Net change in unrealized appreciation (depreciation) on
                              investments .......................................................       53,212,161
                                                                                                     -------------
                            Net realized and unrealized gain ....................................       74,764,895
                                                                                                     -------------
                         Net increase in net assets resulting from operations ...................    $  77,204,248
                                                                                                     =============

   The accompanying notes are an integral part of the financial statements.   55

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                         Six months ended
Statements of                                                                              June 30, 1997        Year ended
Changes in Net                                                                              (Unaudited)      December 31, 1996
Assets                                                                                   ----------------    -----------------
                   Increase (Decrease) in Net Assets:
                   Operations:
                         Net investment income ......................................    $      2,439,353    $      10,013,929
                         Net realized gain on investment transactions ...............          21,552,734           15,188,213
                         Net change in unrealized appreciation (depreciation)
                          on investments ............................................          53,212,161           63,151,095
                                                                                         ----------------    -----------------
                          Net increase in net assets resulting from operations ......          77,204,248           88,353,237
                                                                                         ----------------    -----------------
                   Distributions to shareholders (Note 2):
                         From net investment income:
                         Class 1 ....................................................                  --               (1,430)
                         Class 2 ....................................................                  --               (2,382)
                         Class 3 ....................................................                  --               (2,845)
                         Class 4 ....................................................                  --           (9,914,239)
                                                                                         ----------------    -----------------
                          Total distributions from net investment income ............                  --           (9,920,896)
                                                                                         ----------------    -----------------
                         From net realized gains:
                         Class 1 ....................................................                  --               (3,230)
                         Class 2 ....................................................                  --               (3,240)
                         Class 3 ....................................................                  --               (3,251)
                         Class 4 ....................................................                  --          (10,172,978)
                                                                                         ----------------    -----------------
                          Total distributions from net realized gains ...............                  --          (10,182,699)
                                                                                         ----------------    -----------------
                   Net fund share transactions (Note 5):
                         Class 1 ....................................................                  --              (49,286)
                         Class 2 ....................................................                  --                5,622
                         Class 3 ....................................................                  --                6,096
                         Class 4 ....................................................          31,590,427            8,348,780
                                                                                         ----------------    -----------------
                          Increase in net assets from net fund share transactions ...          31,590,427            8,311,212
                                                                                         ----------------    -----------------
                         Total increase in net assets ...............................         108,794,675           76,560,854
                   Net assets:
                         Beginning of period ........................................         457,368,383          380,807,529
                                                                                         ----------------    -----------------
                         End of period (including undistributed net investment income
                          of $2,631,716 and $192,363, respectively) .................    $    566,163,058    $     457,368,383
                                                                                         ================    =================

56   The accompanying notes are an intrgral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)
                                                                                                 Class 1
                                                                                                 -------
                                                                 Six months ended
                                                                      6/30/97          Year ended       Year ended    Period ended
                                                                    (Unaudited)         12/31/96         12/31/95       12/31/94**
                                                                   ------------      ------------     ------------    ------------
Net asset value, beginning of period                               $      13.39      $      11.40     $       9.69    $      10.00
                                                                   ------------      ------------     ------------    ------------
Income (loss) from investment operations:
  Net investment income                                                   (0.01)             0.21             0.06            0.02
  Net realized and unrealized gain (loss) on investments                   2.08              2.23             1.74           (0.31)
                                                                   ------------      ------------     ------------    ------------
   Total income (loss) from investment operations                          2.07              2.44             1.80           (0.29)
                                                                   ------------      ------------     ------------    ------------
Less distributions to shareholders:
  From net investment income                                                 --             (0.14)           (0.09)          (0.02)
  From net realized gains                                                    --             (0.31)              --              --
                                                                   ------------      ------------     ------------    ------------
   Total distributions                                                       --             (0.45)           (0.09)          (0.02)
                                                                   ------------      ------------     ------------    ------------
Net asset value, end of period                                     $      15.46      $      13.39     $      11.40    $       9.69
                                                                   ============      ============     ============    ============
Total Return                                                              15.46%            21.43%           18.58%          (2.89)%


Ratios / Supplemental Data:
  Net assets, end of period (000's)                                        $165              $143             $172             $99
  Net expenses to average daily net assets#                                1.76%*            1.75%            1.75%           1.75%*
  Net investment income to average daily net assets                       (0.13)%*           1.56%            0.63%           1.14%*
  Portfolio turnover rate                                                    17%               28%              28%              4%
  Average broker commission rate (a)                               $     0.0543      $     0.0585               N/A             N/A

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                            1.79%*            1.79%            1.79%           1.81%*


                                                                                                Class 2
                                                                                                -------
                                                                  Six months ended
                                                                       6/30/97         Year ended       Year ended    Period ended
                                                                     (Unaudited)        12/31/96         12/31/95       12/31/94**
                                                                   ------------      ------------     ------------    ------------
Net asset value, beginning of period                               $      13.42      $      11.44     $       9.70    $      10.00
                                                                   ------------      ------------     ------------    ------------
Income (loss) from investment operations:
  Net investment income                                                    0.03              0.22             0.13            0.03
  Net realized and unrealized gain (loss) on investments                   2.09              2.30             1.74           (0.30)
                                                                   ------------      ------------     ------------    ------------
   Total income (loss) from investment operations                          2.12              2.52             1.87           (0.27)
                                                                   ------------      ------------     ------------    ------------
Less distributions to shareholders:
  From net investment income                                                 --             (0.23)           (0.13)          (0.03)
  From net realized gains                                                    --             (0.31)              --              --
                                                                   ------------      ------------     ------------    ------------
   Total distributions                                                       --             (0.54)           (0.13)          (0.03)
                                                                   ------------      ------------     ------------    ------------
Net asset value, end of period                                     $      15.54      $      13.42     $      11.44    $       9.70
                                                                   ============      ============     ============    ============
Total Return                                                              15.80%            22.07%           19.25%          (2.72)%


Ratios / Supplemental Data:
  Net assets, end of period (000's)                                        $167              $145             $118             $99
  Net expenses to average daily net assets#                                1.21%*            1.20%            1.20%           1.20%*
  Net investment income to average daily net assets                        0.42%*            1.81%            1.19%           1.69%*
  Portfolio turnover rate                                                    17%               28%              28%              4%
  Average broker commission rate (a)                               $     0.0543      $     0.0585               N/A             N/A

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                            1.24%*            1.24%           1.24%            1.26%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


   The accompanying notes are an integral part of the financial statements.   57

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)
                                                                                              Class 3
                                                                                              -------
                                                               Six months ended
                                                                    6/30/97        Year ended       Year ended      Period ended
                                                                  (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                 ------------     ------------     ------------     ------------
Net asset value, beginning of period                             $      13.44     $      11.44     $       9.70     $      10.00
                                                                 ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                                                  0.05             0.27             0.16             0.03
  Net realized and unrealized gain (loss) on investments                 2.09             2.31             1.74            (0.30)
                                                                 ------------     ------------     ------------     ------------
   Total income (loss) from investment operations                        2.14             2.58             1.90            (0.27)
                                                                 ------------     ------------     ------------     ------------
Less distributions to shareholders:
  From net investment income                                               --            (0.27)           (0.16)           (0.03)
  From net realized gains                                                  --            (0.31)              --               --
                                                                 ------------     ------------     ------------     ------------
   Total distributions                                                     --            (0.58)           (0.16)           (0.03)
                                                                 ------------     ------------     ------------     ------------
Net asset value, end of period                                   $      15.58     $      13.44     $      11.44     $       9.70
                                                                 ============     ============     ============     ============
Total Return                                                            15.92%           22.64%           19.62%           (2.68)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                      $169             $146             $119              $99
  Net expenses to average daily net assets#                              0.86%*           0.85%            0.85%            0.85%*
  Net investment income to average daily net assets                      0.77%*           2.16%            1.54%            2.09%*
  Portfolio turnover rate                                                  17%              28%              28%               4%
  Average broker commission rate (a)                             $     0.0543     $     0.0585               N/A              N/A

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                          0.89%*           0.89%            0.89%            0.91%*

                                                                                             Class 4
                                                                                             -------
                                                                Six months ended
                                                                     6/30/97        Year ended       Year ended      Period ended
                                                                   (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                 ------------     ------------     ------------     ------------
Net asset value, beginning of period                             $      13.43     $      11.44     $       9.69     $      10.00
                                                                 ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                                                  0.07             0.31             0.19             0.04
  Net realized and unrealized gain (loss) on investments                 2.10             2.29             1.75            (0.31)
                                                                 ------------     ------------     ------------     ------------
   Total income (loss) from investment operations                        2.17             2.60             1.94            (0.27)
                                                                 ------------     ------------     ------------     ------------
Less distributions to shareholders:
  From net investment income                                               --            (0.30)           (0.19)           (0.04)
  From net realized gains                                                  --            (0.31)              --               --
                                                                 ------------     ------------     ------------     ------------
   Total distributions                                                     --            (0.61)           (0.19)           (0.04)
                                                                 ------------     ------------     ------------     ------------
Net asset value, end of period                                   $      15.60     $      13.43     $      11.44     $       9.69
                                                                 ============     ============     ============     ============
Total Return@                                                           16.16%           22.82%           20.01%           (2.66)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                  $565,662         $456,935         $380,398         $310,789
  Net expenses to average daily net assets#                            0.6257%*         0.6110%          0.6110%          0.6110%*
  Net investment income to average daily net assets                      1.01%*           2.40%            1.78%            1.78%*
  Portfolio turnover rate                                                  17%              28%              28%               4%
  Average broker commission rate (a)                             $     0.0543     $     0.0585               N/A              N/A

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                        0.6530%*         0.6546%          0.6553%          0.6681%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


58   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the investment objective and policies for the MassMutual International Equity Fund?

The objective and policies of the Fund are to:

 .   achieve high total rate of return over the long term

 .   invest in a diversified portfolio of foreign and domestic equity securities

 .   utilize dominant themes to guide investment decisions (economic, political and social influences that are expected to dictate long-term growth trends)

How has the Fund performed over the past six months?

The Fund has performed very well. Due to our theme-focused investment strategy and careful stock and country selection, the Fund has performed significantly better than both the Morgan Stanley EAFE Index, which tracks performance across most major international markets, and also its peers as measured by Lipper Analytical. Our strong performance during the first half of the year placed the Fund in the 11th percentile for all international equity funds.

How have international markets performed in comparison with the U.S. Market?

The EAFE Index posted a return of 11.21 percent for the six months ended June 30, 1997. During the same period, the U.S. market, as represented by the MSCI U.S. Index returned 20.04 percent. While this has been another excellent period for the U.S., the EAFE's results belie the fact that many international markets have been as strong as or stronger than the domestic market this year. For example, Japan, Spain, Switzerland and most of Latin America have seen dramatic appreciation over the past six months.

But, in the same way that Japan had in recent years, Southeast Asia is currently restraining the Index due to economic weakness there. Singapore, Malaysia, the Philippines, and Thailand have all posted negative returns so far this year, tempering positive results elsewhere. Still, where the Index simply reports results from all the markets it measures, as an active manager, we were able to strategically avoid some of the pitfalls the EAFE reflects and take greater advantage of many of the strengths.

What types of stocks worked best for the Fund over the period?

Some of our best stocks over the period fell under our Emerging Consumer Markets, Efficiency Enhancing Technology, Natural Resources and Healthcare themes. Luxury goods companies have worked well for us for some time, and during the past six months, Bulgari and Gucci were strong performers. Ordina, a Dutch information technology firm, and SAP, a leading German software firm were outstanding investments. Similarly, we profited from having invested in a number of Brazil's privatizing telecommunications companies, such as Telebras. Some of our Natural Resources successes were in oil services, specifically the French company, Geophysique. Ares Sorono, Novartis and Altana, three pharmaceutical firms, were some of the best of our Healthcare holdings.

Are you making any changes to the portfolio at this time?

We are not changing our exposure across themes at this time, believing our current mix will continue to serve us well. Within themes, however, we are carefully evaluating what we consider to be the best companies in the best countries, selling at the best prices.

One change we're making as a result of this evaluation is that after such a strong run in luxury goods, we're taking profits in some of our holdings there. Much of the recent earnings growth in the luxury goods sector has come from demand from the Far East. With the economic difficulties we see unfolding there, profit margins may be squeezed, so we think better opportunities can be found elsewhere.

Regionally, we continue to avoid Southeast Asia and to overweight the portfolio in favor of South America, Europe and Japan, where valuations permit. We believe especially good opportunities continue to exist in Brazil -- both in telecommunications and in banking. In Japan, though the market is relatively high-priced, we look favorably on stocks like games firms Nintendo and Imagineer, and healthcare firms Nichii Gakken and Torii Pharmaceutical.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

What is your outlook at this time?

We continue to believe our thematic approach to international investing will allow us to make the most of the opportunities that exist outside the U.S., and with the exception of Southeast Asia, we have a very positive outlook for international markets on the whole. Emerging markets in areas such as South America are growing faster than the U.S., and positive changes are taking place in more established markets as well. In Europe, for example, we're beginning to see corporations follow the path that allowed corporate America to become so competitive over the past 10 years. Strategic restructuring, refocusing on profitability and selling off underperforming and non-core businesses is underway, which should lead to heightened profits.

The Fund has performed well over the past six months, but backed by favorable overseas interest rates, fiscal policies and exchange rates, we're finding outstanding opportunities in many markets and look forward to the rest of the year.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment

Hypothectical Investments in MassMutual International Equity Fund Classes 1-4 and the Morgan Stanley Capital International Index for Europe, Australia and the Far East (MSCI EAFE)

--------------------------------------------------------------------------------
MassMutual International Equity Fund


Total Return         Year to Date          One Year             Average Annual
                     1/1/97-6/30/97        7/1/97-6/30/97       10/3/94-6/30/97
Class 1                 15.90%                24.12%               10.18%
Class 2                 16.23%                24.83%               10.82%
Class 3                 16.31%                25.09%               11.08%
Class 4                 16.56%                25.55%               11.48%

--------------------------------------------------------------------------------

MSCI EAFE               11.21%                12.84%                9.95%
Index

--------------------------------------------------------------------------------


Past performance is non predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE is unmanaged and does not incur expenses.

                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                           [LINE GRAPH APPEARS HERE]


                 Class 1     Class 2     Class 3     Class 4     MSCI EAFE
10/3/94          10,000      10,000      10,000      10,000      10,000
12/94             9,250       9,260       9,270       9,280       9,898
6/95              9,420       9,460       9,480       9,510      10,155
12/95             9,616       9,679       9,713       9,756      11,007
6/96             10,513      10,620      10,667      10,734      11,504
12/96            11,259      11,406      11,473      11,562      11,672
6/97             13,049      13,257      13,343      13,476      12,981


                     MassMutual International Equity Fund
                     Largest Country Weightings (6/30/97)


                                         % of fund
Japan                                     13.45%
France                                    12.02%
Germany                                   10.89%
United Kingdom                            10.51%
Brazil                                     8.05%
The Netherlands                            6.92%
Switerland                                 5.83%
Sweden                                     4.82%
Austria                                    4.39%
Norway                                     3.06%


--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997


                                       Number of
                                        Shares        Market Value
                                        ------        ------------

EQUITIES -- 98.9%
Aerospace & Defense -- 0.6%
Rolls-Royce PLC                        750,000        $  2,858,400
                                                     --------------

Automobiles -- 1.8%
Orbital Engine Corp.
 Ltd. ++                             2,000,000           1,318,400
Porsche AG,
 Preference                              6,000           7,816,201
                                                     --------------
                                                         9,134,601
                                                     --------------

Banking -- 9.2%
ABN Amro Holding
 NV                                    163,184           3,048,261
Banco Bradesco SA,
 Preference                        292,260,951           2,922,610
Banco de Galicia y
 Buenos Aires SA de
 CV, Sponsored ADR                     127,000           3,349,625
Bank of Scotland                         4,647              29,853
Credit Suisse Group                     80,000          10,289,120
HSBC Holdings PLC                      161,214           4,848,511
Merita Ltd., Cl A                    1,399,600           4,661,508
Societe Generale                       100,000          11,173,680
Turkiye Garanti
 Bankasi (New), ADR                    560,000           2,112,375
Unibanco-Uniao de
 Banco Brasileiros SA,
 Sponsored GDR ++                      140,000           5,197,500
                                                     --------------
                                                        47,633,043
                                                     --------------

Computer Hardware -- 3.5%
Canon, Inc.                            177,000           4,825,994
Eidos PLC ++                           225,000           2,752,335
Imagineer Co. Ltd.                     205,000           6,897,225
PT Multipolar
 Corporation                         4,866,000           3,401,821
                                                     --------------
                                                        17,877,375
                                                     --------------

Computer Software -- 4.8%
JBA Holdings PLC                       525,000           7,689,045
Misys PLC                              450,872          10,137,677
SAP AG, Preference                      33,600           6,931,969
                                                     --------------
                                                        24,758,691
                                                     --------------

Diversified Financial -- 2.9%
Cie Financiere de
 Paribas, Series A                     150,000          10,373,130
ING Groep NV                           100,000           4,618,940
                                                     --------------
                                                        14,992,070
                                                     --------------

Electric Utilities -- 0.8%
Capex SA, GDR                           76,000         $ 1,450,840
Electricidade de
 Portugal SA                            65,000           1,194,317
First Philippine
 Holdings Corp., B
 Shares                              1,250,000           1,729,750
                                                     --------------
                                                         4,374,907
                                                     --------------

Electrical Equipment & Electronics -- 5.1%
Austria Mikro
 Systeme International
 AG                                     59,150           5,017,204
Getronics NV                            40,166           1,299,695
Keyence Corp.                           22,000           3,268,373
LEM Holdings SA                         11,192           2,456,657
Rohm Co.                                40,000           4,124,788
SGS-Thomson
 Microelectronics NV ++                 58,800           4,704,000
Sony Corporation                        60,000           5,238,132
                                                     --------------
                                                        26,108,849
                                                     --------------

Energy Services & Producers -- 5.3%
Cie Generale de
 Geophysique SA ++                      54,000           5,261,166
Cie Generale de
 Geophysique SA,
 Sponsored ADR ++                      350,000           6,737,500
Coflexip SA,
 Sponsored ADR                         200,000           6,025,000
PTT Exploration & Production Public Co.
 Ltd.                                   93,000           1,349,849
Smedvig AS                             165,000           4,124,538
Smedvig AS, Series B                   160,000           3,933,984
                                                     --------------
                                                        27,432,037
                                                     --------------

Food & Beverage -- 1.2%
Hellenic Bottling Co.,
 SA                                     70,000           2,589,895
Remy Cointreau                         120,000           2,884,032
Serm Suk Public Co.
 Ltd.                                   50,000             617,640
                                                     --------------
                                                         6,091,567
                                                     --------------

Healthcare/Drugs -- 12.9%
Altana AG                               15,000        $ 16,097,243
Ares-Serono Group, Cl
 B                                       7,550          10,953,286
Biocompatibles
 International PLC ++                  483,258          10,520,043
Glaxo Wellcome PLC                     305,000           6,307,065
Novartis AG                              4,264           6,826,611
Oxigene, Inc. ++                        26,400             863,795
Takeda Chemical
 Industries Ltd.                       350,000           9,848,790
Torii Pharmaceutical
 Co. Ltd.                              228,800           5,378,585
                                                     --------------
                                                        66,795,418
                                                     --------------

Healthcare/Supplies & Services -- 2.4%
Medical Invest
 Svenska AB Class A ++                 114,300           4,582,413
Medical Invest
 Svenska AB Class B ++                  39,755           1,624,672
Nichii Gakkan
 Company                               110,000           6,152,223
                                                     --------------
                                                        12,359,308
                                                     --------------

Household Products -- 0.1%
Srithai Superware Co.
 Ltd.                                  169,000             391,421

Industrial Services -- 8.7%
Axime ++                                51,000           6,037,365
Bau Holdings AF,
 Preference                            170,611           9,267,334
Bau Holdings AG                         21,501           1,551,942
Boskalis Westminster                   351,631           6,909,408
Fugro NV                               220,000           5,670,324
Internatio-Muller NV                   102,500           3,238,231
Ordina Beheer NV ++                    208,000           3,768,648
PT Citra Marga
 Nusaphala Persada                   3,270,000           2,958,059
VBH Holding AG                         125,000           2,711,563
Vedior NV-CVA ++                       100,000           2,648,870
                                                     --------------
                                                        44,761,744
                                                     --------------


                                                                     (Continued)

The accompanying notes are an integral part of the financial statements.      61

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------


                                       Number of
                                        Shares        Market Value
                                        ------        ------------
Insurance -- 7.0%
Marschollek,
 Lautenschlaeger und
 Partner-VO, Non-vtg.
 Preferred Stock                        44,000        $ 10,605,241
Norwich Union PLC ++                   550,000           2,910,820
Ockham Holdings PLC                  1,000,000           1,331,400
Reinsurance Australia
 Corp. Ltd.                          2,910,000           8,741,640
Skandia Forsakrings
 AB                                    338,400          12,472,713
                                                     --------------
                                                        36,061,814
                                                     --------------

Leisure & Entertainment -- 5.1%
Lusomundo SGPS SA ++                   528,500           4,780,177
Nintendo Co. Ltd.                      255,000          21,392,970
                                                     --------------
                                                        26,173,147
                                                     --------------

Manufacturing -- 3.6%
Chargeurs
 International SA                      168,000           9,689,215
Powerscreen
 International PLC                     349,900           3,811,391
Stork NV                               123,157           5,028,550
                                                     --------------
                                                        18,529,156
                                                     --------------

Metals & Mining -- 1.6%
Cia de Minas
 Buenaventura SA,
 Sponsored ADR                         200,000           3,937,500
M. I. M. Holdings Ltd.               3,000,000           4,404,900
                                                     --------------
                                                         8,342,400
                                                     --------------

Non-Durable Household Goods -- 1.6%
Wella AG                                 2,000           1,342,872
Wella AG Preference                     10,000           6,760,268
                                                     --------------
                                                         8,103,140
                                                     --------------

Oil & Gas -- 4.1%
Belle Corp. ++                       7,500,000           2,189,250
Expro International
 Group PLC                             875,000           6,662,338
Novus Petroleum
 Limited                             2,500,000           8,521,500
Petroleo Brasileiro
 SA, Preference                     14,733,000           4,036,842
                                                     --------------
                                                        21,409,930
                                                     --------------

Real Estate -- 1.2%
Brazil Realty SA,
 GDR 144A                               62,000        $  1,537,687
IRSA Inversiones y
 Representaciones, SA                1,014,404           4,443,597
                                                     --------------
                                                         5,981,284
                                                     --------------

Retail -- 0.6%
Fila Holding SPA,
 Sponsored ADR                          58,000           1,939,375
PT Matahari Putra
 Prima                                 700,000           1,403,454
                                                     --------------
                                                         3,342,829
                                                     --------------

Specialty Retail -- 2.0%
Adidas AG                               42,200           4,722,429
FamilyMart Co.                          66,000           3,241,451
Giordano International
 Ltd.                                3,500,000           2,394,350
                                                     --------------
                                                        10,358,230
                                                     --------------

Telecommunications -- 2.8%
Korea Mobile
 Telecommunications
 Corp.                                   4,429           3,248,056
Millicom International
 Cellular SA ++                        100,000           4,775,000
Tandberg Television
 ASA ++                                300,000           2,233,350
Telecom Italia Mobile
 SpA                                 1,299,900           4,201,797
                                                     --------------
                                                        14,458,203
                                                     --------------

Telephone Utilities -- 7.8%
CPT Telefonica del
 Peru SA, Cl. B                      1,600,000           4,204,160
Telecomunicacoes
 Brasileiras SA,
 Sponsored ADR                         120,000          18,209,992
Telecomunicacoes de
 Sao Paulo SA ++                       299,993              88,048
Telecomunicacoes de
 Sao Paulo SA,
 Preference                         12,522,000           4,070,902
Telecomunicacoes do
 Rio de Janeiro SA,
 Preference                         40,357,620           6,033,464
Telefonica de Espana,
 ADS                                   150,000           4,344,855
Videsh Sanchar Nigam
 Ltd., GDR ++                          160,000           3,172,000
                                                     --------------
                                                        40,123,421
                                                     --------------

Transportation -- 2.2%
Argonaut AB-B Shares ++              1,100,000        $  1,991,550
Frontline AB ++                      1,075,000           3,684,133
MIF Ltd. ++                            391,000           5,714,773
                                                     --------------
                                                        11,390,456
                                                     --------------

TOTAL EQUITIES                                         509,843,441
                                                     --------------
(Cost $410,706,769)

RIGHTS -- 0.5%

Computer Hardware -- 0.4%
PT Multipolar
 Corporation ++                     10,778,060           2,216,795
                                                     --------------

Industrial Services -- 0.1%
PT Citra Marga
 Nusaphala Persada ++                3,270,000             672,839
                                                     --------------

TOTAL RIGHTS                                             2,889,634
                                                     --------------
(Cost $2,889,179)


                                       Principal
                                        Amount        Market Value
                                        ------        ------------
SHORT-TERM INVESTMENTS -- 2.0%
Commercial Paper
Associates Corporation
 of North America
 6.250% 7/01/1997                  $10,500,000        $ 10,500,000
                                                     --------------

TOTAL SHORT-TERM
INVESTMENTS                                             10,500,000
                                                     --------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 101.4%                            523,233,075
(Cost $424,095,948)+

Other Assets/
(Liabilities) - (1.4%)                                  (7,059,212)
                                                     --------------

NET ASSETS -- 100.0%                                  $516,173,863
                                                     --------------


Notes to Portfolio of Investments
++Non-income producing security
+Aggregate cost for Federal tax purposes (Note 7)
ADR: American Depository Receipt
GDR: Global Depository Receipt
ADS: American Depository Shares

144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

62      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements
--------------------------------------------------------------------------------


                                                                  June 30, 1997
                                                                   (Unaudited)
                                                                 ---------------
Statement of Assets and Liabilities
Assets:
      Investments, at value (cost $413,595,948) (Note 2)......   $   512,733,075
      Short-term investments, at amortized cost (Note 2)......        10,500,000
      Cash....................................................           297,491
      Foreign currency, at value (cost $3,368,844)............         3,524,157
      Receivables from:
        Investments sold......................................        11,567,046
        Fund shares sold......................................         4,045,977
        Interest and dividends................................         1,009,538
        Foreign taxes withheld................................           475,673
                                                                 ---------------
           Total assets.......................................       544,152,957
                                                                 ---------------

Liabilities:
      Payables for:
        Investments purchased.................................        24,152,987
        Open forward foreign currency contracts (Note 2)......         2,866,843
        Fund shares redeemed..................................           500,320
        Directors' fees and expenses (Note 3).................             5,318
        Affiliates (Note 3):
           Investment management fees.........................           361,138
           Administration fees................................            41,464
           Service and distribution fees......................               248
      Accrued expenses and other liabilities..................            50,776
                                                                 ---------------
           Total liabilities..................................        27,979,094
                                                                 ---------------
      Net assets..............................................   $   516,173,863
                                                                 ===============

Net assets consist of:
      Paid-in capital.........................................   $   413,449,144
      Undistributed net investment income.....................         2,786,109
      Accumulated net realized gain on investments and
        foreign currency translations.........................         3,725,014
      Net unrealized appreciation on investments, forward
        foreign currency contracts, foreign currency and
        other assets and liabilities..........................        96,213,596
                                                                 ---------------
                                                                 $   516,173,863
                                                                 ===============

Net assets:
      Class 1.................................................   $       130,571
                                                                 ===============
      Class 2.................................................   $       132,483
                                                                 ===============
      Class 3.................................................   $       133,169
                                                                 ===============
      Class 4.................................................   $   515,777,640
                                                                 ===============

Shares outstanding:
      Class 1.................................................            10,176
                                                                 ===============
      Class 2.................................................            10,281
                                                                 ===============
      Class 3.................................................            10,315
                                                                 ===============
      Class 4.................................................        39,835,590
                                                                 ===============

Net asset value, offering price and
redemption price per share:
      Class 1.................................................   $         12.83
                                                                 ===============
      Class 2.................................................   $         12.89
                                                                 ===============
      Class 3.................................................   $         12.91
                                                                 ===============
      Class 4.................................................   $         12.95
                                                                 ===============


The accompanying notes are an integral part of these financial statements.    63

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------


                                                             Six months ended
                                                               June 30, 1997
                                                                (Unaudited)
                                                             ----------------
Statement of Operations
Investment income:
      Dividends (net of withholding tax of $538,484)......   $      4,722,527
      Interest............................................            173,527
                                                             ----------------
        Total investment income...........................          4,896,054
                                                             ----------------
Expenses (Note 1):
      Investment management fees (Note 3).................          1,804,870
      Custody fees........................................            195,684
      Audit and legal fees................................              5,235
      Directors' fees (Note 3)............................             10,526
      Fees waived by the investment manager (Note 3)......            (50,753)
                                                             ----------------
                                                                    1,965,562
      Administration fees (Note 3):
        Class 1...........................................                355
        Class 2...........................................                330
        Class 3...........................................                270
        Class 4...........................................            206,216
      Distribution and service fees (Note 3):
        Class 1...........................................                388
        Class 2...........................................                 91
                                                             ----------------
           Net operating expenses.........................          2,173,212
                                                             ----------------
      Interest Expense (Note 8)...........................             50,711
                                                             ----------------
           Net investment income..........................          2,672,131
                                                             ----------------

Realized and unrealized gain (loss) from investments
and foreign currency:
      Net realized gain on:
        Investment transactions...........................         12,990,196
        Foreign currency transactions.....................          3,090,300
          Net realized gain...............................         16,080,496
                                                             ----------------

      Net change in unrealized appreciation
       (depreciation) on:
        Investments.......................................         51,844,408
        Translation of assets and liabilities in foreign
         currencies.......................................         (3,533,548)
        Net unrealized gain...............................         48,310,860
                                                             ----------------
        Net realized and unrealized gain from investments
         and foreign currency.............................         64,391,356
                                                             ----------------
      Net increase in net assets resulting from operations   $     67,063,487
                                                             ================


64      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------


                                                                          Six months ended
                                                                           June 30, 1997        Year ended
                                                                            (Unaudited)     December 31, 1996
                                                                          ----------------  -----------------
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:
Operations:
      Net investment income.............................................  $      2,672,131  $       1,651,003
      Net realized gain on investments and foreign
       currency transactions............................................        16,080,496         10,732,352
      Net change in unrealized appreciation (depreciation) on
       investments and translation of assets and liabilities in
       foreign currencies...............................................        48,310,860         36,530,674
                                                                          ----------------  -----------------
        Net increase in net assets resulting from operations............        67,063,487         48,914,029
                                                                          ----------------  -----------------

Distributions to shareholders (Note 2):
      From net investment income:
      Class 1...........................................................                --               (263)
      Class 2...........................................................                --               (433)
      Class 3...........................................................                --               (501)
      Class 4...........................................................                --         (1,825,896)
                                                                          ----------------  -----------------
       Total distributions from net investment income...................                --         (1,827,093)
                                                                          ----------------  -----------------
In excess of net investment income:
      Class 1...........................................................                --               (794)
      Class 2...........................................................                --             (1,308)
      Class 3...........................................................                --             (1,513)
      Class 4...........................................................                --         (5,515,423)
                                                                          ----------------  -----------------
       Total distributions in excess of net investment income...........                --         (5,519,038)
                                                                          ----------------  -----------------
Net fund share transactions (Note 5):
      Class 1...........................................................                --            (13,956)
      Class 2...........................................................                --              1,742
      Class 3...........................................................                --              2,018
      Class 4...........................................................        92,458,564         94,070,522
                                                                          ----------------  -----------------
       Increase in net assets from net fund share transactions..........        92,458,564         94,060,326
                                                                          ----------------  -----------------
      Total increase in net assets......................................       159,522,051        135,628,224
Net assets:
      Beginning of period...............................................       356,651,812        221,023,588
                                                                          ----------------  -----------------
      End of period (including undistributed net investment income
       of $2,786,109 and $113,978, respectively)........................  $    516,173,863  $     356,651,812
                                                                          ================  =================


The accompanying notes are an integral part of the financial statements.      65

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)


                                                                                              Class 1
                                                                                              -------
                                                                  Six months ended
                                                                      6/30/97        Year ended      Year ended     Period ended
                                                                    (Unaudited)       12/31/96        12/31/95       12/31/94**
                                                                    -----------      -----------    -----------     -----------
Net asset value, beginning of period                                $    11.07       $     9.54     $     9.25      $    10.00
                                                                    -----------      -----------    -----------     -----------
Income (loss) from investment operations:
  Net investment income                                                   0.00            (0.07)         (0.03)          (0.02)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                    1.76             1.70           0.40           (0.73)
                                                                    -----------      -----------    -----------     -----------
   Total income (loss) from investment operations                         1.76             1.63           0.37           (0.75)
                                                                    -----------      -----------    -----------     -----------
Less distributions to shareholders:
  From net investment income                                                --            (0.10)            --              --
  In excess of net investment income                                        --               --          (0.08)             --
                                                                    -----------      -----------    -----------     -----------
   Total distributions                                                      --            (0.10)         (0.08)             --
                                                                    -----------      -----------    -----------     -----------
Net asset value, end of period                                      $    12.83       $    11.07     $     9.54      $     9.25
                                                                    ===========      ===========    ===========     ===========
Total Return                                                             15.90%           17.09%          3.96%          (7.50)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                       $131             $113           $112             $93
  Net expenses to average daily net assets#                               2.17%*           2.15%          2.15%           2.15%*
  Net investment income to average daily net assets                       0.03%*          (0.51)%        (0.40)%         (1.10)%*
  Portfolio turnover rate                                                   36%              58%           121%             18%
  Average broker commission rate (a)                                $   0.0058       $   0.0254             N/A             N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           2.19%*           2.22%          2.24%           2.24%*



                                                                                              Class 2
                                                                                              -------
                                                                  Six months ended
                                                                      6/30/97        Year ended      Year ended     Period ended
                                                                    (Unaudited)       12/31/96        12/31/95       12/31/94**
                                                                    -----------      -----------    -----------     -----------
Net asset value, beginning of period                                $    11.09       $     9.56     $     9.26      $    10.00
                                                                    -----------      -----------    -----------     -----------
Income (loss) from investment operations:
  Net investment income                                                   0.03             0.00           0.02           (0.01)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                    1.77             1.70           0.40           (0.73)
                                                                    -----------      -----------    -----------     -----------
   Total income (loss) from investment operations                         1.80             1.70           0.42           (0.74)
                                                                    -----------      -----------    -----------     -----------
Less distributions to shareholders:
  From net investment income                                                --            (0.17)         (0.02)             --
  In excess of net investment income                                        --               --          (0.10)             --
                                                                    -----------      -----------    -----------     -----------
   Total distributions                                                      --            (0.17)         (0.12)             --
                                                                    -----------      -----------    -----------     -----------
Net asset value, end of period                                      $    12.89       $    11.09     $     9.56      $     9.26
                                                                    ===========      ===========    ===========     ===========
Total Return                                                             16.23%           17.85%          4.52%          (7.40)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                       $132             $114            $97             $93
  Net expenses to average daily net assets#                               1.62%*           1.60%          1.60%           1.60%*
  Net investment income to average daily net assets                       0.58%*           0.02%          0.19%          (0.55)%*
  Portfolio turnover rate                                                   36%              58%           121%             18%
  Average broker commission rate (a)                                $   0.0058       $   0.0254             N/A             N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.64%*           1.67%          1.69%           1.69%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                               Class 3
                                                                                               -------
                                                                 Six months ended
                                                                     6/30/97          Year ended      Year ended     Period ended
                                                                   (Unaudited)         12/31/96        12/31/95       12/31/94**
                                                                 -------------     -------------   -------------   -------------
Net asset value, beginning of period                             $      11.10      $       9.57    $       9.27    $      10.00
                                                                 -------------     -------------   -------------   -------------

Income (loss) from investment operations:
  Net investment income                                                  0.05              0.03            0.04           (0.00)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                   1.76              1.70            0.40           (0.73)
                                                                 -------------     -------------   -------------   -------------
   Total income (loss) from investment operations                        1.81              1.73            0.44           (0.73)
                                                                 -------------     -------------   -------------   -------------
Less distributions to shareholders:
  From net investment income                                               --             (0.20)          (0.05)             --
  In excess of net investment income                                       --                --           (0.09)             --
                                                                 -------------     -------------   -------------   -------------
   Total distributions                                                     --             (0.20)          (0.14)             --
                                                                 -------------     -------------   -------------   -------------
Net asset value, end of period                                   $      12.91      $      11.10    $       9.57    $       9.27
                                                                 =============     =============   =============   =============
Total Return                                                            16.31%            18.11%           4.78%          (7.30)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                      $133              $114             $97             $93
  Net expenses to average daily net assets#                              1.37%*            1.35%           1.35%           1.35%*
  Net investment income to average daily net assets                      0.83%*            0.27%           0.45%          (0.30)%*
  Portfolio turnover rate                                                  36%               58%            121%             18%
  Average broker commission rate (a)                             $     0.0058      $     0.0254              N/A             N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                          1.39%*            1.42%           1.44%           1.44%*

                                                                                               Class 4
                                                                                               -------
                                                                Six months ended
                                                                     6/30/97         Year ended      Year ended     Period ended
                                                                   (Unaudited)         12/31/96        12/31/95       12/31/94**
                                                                 -------------     -------------   -------------   -------------
Net asset value, beginning of period                             $      11.11      $       9.58    $       9.28    $      10.00
                                                                 -------------     -------------   -------------   -------------

Income (loss) from investment operations:
  Net investment income                                                  0.07              0.06            0.07            0.00
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                   1.77              1.71            0.41           (0.72)
                                                                 -------------     -------------   -------------   -------------
   Total income (loss) from investment operations                        1.84              1.77            0.48           (0.72)
                                                                 -------------     -------------   -------------   -------------

Less distributions to shareholders:
  From net investment income                                               --             (0.24)          (0.07)             --
  In excess of net investment income                                       --                --           (0.11)             --
                                                                 -------------     -------------   -------------   -------------
   Total distributions                                                     --             (0.24)          (0.18)             --
                                                                 -------------     -------------   -------------   -------------
Net asset value, end of period                                   $      12.95      $      11.11    $       9.58    $       9.28
                                                                 =============     =============   =============   =============
Total Return@                                                           16.56%            18.51%           5.13%          (7.20)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                  $515,778          $356,311        $220,718        $150,199
  Net expenses to average daily net assets#                            1.0229%*          1.0020%         1.0020%         1.0020%*
  Net investment income to average daily net assets                      1.26%*            0.59%           0.76%           0.04%*
  Portfolio turnover rate                                                  36%               58%            121%             18%
  Average broker commission rate (a)                             $     0.0058      $     0.0254              N/A             N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                        1.0468%*          1.0718%         1.0920%         1.0877%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


The accompanying notes are an integral part of the financial statements.     67

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

1.      The Trust

MassMutual Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of seven separate series of shares (each individually referred to as a "Fund" or collectively as the "Funds"), each having four classes of shares:
Class 1, Class 2, Class 3 and Class 4. Class 1, Class 2 and Class 3 shares of each Fund are offered primarily to employer-sponsored defined contribution plans that satisfy the qualification requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Class 4 shares of each Fund are available only to separate investment accounts ("SIAs") of Massachusetts Mutual Life Insurance Company ("MassMutual") in which corporate qualified plans, including defined contribution plans and defined benefit plans, are permitted to invest pursuant to the issuance of group annuity contracts. The Funds are MassMutual Prime Fund ("Prime Fund"), MassMutual Short-Term Bond Fund ("Short-Term Bond Fund"), MassMutual Core Bond Fund ("Core Bond Fund"), MassMutual Balanced Fund ("Balanced Fund"), MassMutual Value Equity Fund ("Value Equity Fund"), MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), and MassMutual International Equity Fund ("International Equity Fund"), all of which commenced operations on October 3, 1994.


2.      Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, and including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gain to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. The International Equity Fund may engage in such transactions to manage the value of portfolio holdings against future movements in certain foreign currency exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations for the International Equity Fund under these financial instruments at June 30, 1997 is as follows:

                                                             In
                 Contracts                                 Exchange                            Unrealized
Settlement           to                  Units of          for U.S.         Contracts at      Appreciation
   Date       Deliver/Receive            Currency          Dollars             Value          (Depreciation)
---------     -----------------         ----------         ---------       -------------      --------------
 BUYS
 07/02/97    French Franc               13,258,256     $    2,276,994     $    2,258,300      $    (18,694)
 07/01/97    Japanese Yen                7,449,428             64,964             65,108               144
 07/01/97    Netherlands Guilder         4,986,916          2,566,871          2,545,254           (21,617)
 07/01/97    Swedish Krona               4,120,261            535,273            532,857            (2,416)
                                                                                              --------------
                                                                                                   (42,583)
                                                                                              --------------
 SELLS
 07/31/97    Japanese Yen            4,007,200,000         32,316,129         35,141,013        (2,824,884)
 07/01/97    Netherlands Guilder           143,992             74,116             73,492               624
                                                                                              --------------
                                                                                                (2,824,260)
                                                                                              --------------
                                                                                              $ (2,866,843)
                                                                                              ==============


Forward Commitments

Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repurchase rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized. A summary of open obligations under these forward commitments at June 30, 1997, is as follows:


          Forward             Expiration       Aggregate
        Commitment               of            Face Value                       Market       Unrealized
     Contracts to Buy         Contracts       of Contracts       Cost            Value      (Depreciation)
     ----------------         ---------       ------------       ----            -----      --------------
     Core Bond Fund
      U.S. Treasury Note
     5.875% 11/15/1999        August 1997     $ 9,250,000     $ 9,210,977     $ 9,187,378     ($23,599)

     Balanced Fund
      U.S. Treasury Note
     5.875% 11/15/1999        August 1997      $1,900,000      $1,891,984      $1,887,137     ($ 4,847)

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and distribution and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each. Total expenses per class are currently limited to a percentage of average daily net assets, as discussed in Note 3.


3.   Management Fees and Other Transactions With Affiliates

Investment Management Fees

Under an agreement between the Trust and MassMutual, MassMutual is responsible for providing investment management of each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:


Prime Fund                                            .45%
Short-Term Bond Fund                                  .45%
Core Bond Fund                                        .45%
Balanced Fund                                         .45%
Value Equity Fund                                     .45%
Small Cap Value Equity Fund                           .55%
International Equity Fund                             .85%

MassMutual has entered into investment sub-advisory agreements with two subsidiaries: David L. Babson & Company, Inc. ("Babson") and HarbourView Asset Management Corporation ("HarbourView"). These agreements provide that (1) effective January 1, 1997, Babson will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund. Prior to January 1, 1997, Concert Capital Management ("Concert Capital") served as the investment sub-advisor to the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund. On January 1, 1996, the employees of Concert Capital became co-employees of Babson. At the time, both Concert Capital and Babson were wholly-owned subsidiaries of DLB Acquisition Corporation, a controlled subsidiary of MassMutual. Concert Capital merged with and into Babson effective December 31, 1996.

MassMutual pays Babson a fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund and the Value Equity sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a fee equal to an annual rate of
 .50% of the average daily net asset value of the International Equity Fund.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:


                                  Class 1     Class 2     Class 3     Class 4
                                 ---------   ---------   ---------   ---------
Prime Fund                         .5628%      .5128%      .3152%      .0812%
Short-Term Bond Fund               .5568%      .5068%      .3092%      .0782%
Core Bond Fund                     .5688%      .5188%      .3212%      .0842%
Balanced Fund                      .5708%      .5208%      .3232%      .0852%
Value Equity Fund                  .5814%      .5314%      .3338%      .0905%
Small Cap Value Equity Fund        .5728%      .5228%      .3252%      .0862%
International Equity Fund          .5948%      .5448%      .4448%      .0972%

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Distribution and Service Fees

OppenheimerFunds Distributor, Inc. ("Oppenheimer") acts as distributor to each Fund. MML Investor Services, Inc. (AMMLISI") serves as subBdistributor to each Fund. MassMutual has a controlling interest in OppenheimerFunds and MMLISI is a wholly owned subsidiary of MassMutual. Oppenheimer is paid a distribution fee with respect to Class 1 and Class 2 at the annual rate of .40% and .15%, respectively, of the value of average daily net assets attributable to those classes of shares of which a portion is subsequently allocated to MMLISI. The Funds do not pay any fees directly to MMLISI. MassMutual is also paid a fee for shareholder services with respect to Class 1 shares of the Funds at the annual rate of .25% of the value of the average daily net assets of the respective class of each Fund. These fees are authorized pursuant to separate service and distribution plans for each of the classes of shares adopted by the Funds pursuant to Rule 12bB1 under the Investment Company Act and are used by Oppenheimer to cover expenses primarily intended to result in the sale of those shares of the Funds.

Expense Limitations

For the period January 1, 1997 to April 30, 1997, MassMutual voluntarily agreed to waive a portion of its management fee to the extent that the aggregate annual operating expenses incurred during the year exceed the following percentages of the average daily net assets:


                                Class 1    Class 2    Class 3    Class 4
                                -------    -------    -------    -------
Prime Fund                       1.65%      1.10%      .75%      .5160%
Short-Term Bond Fund             1.65%      1.10%      .75%      .5190%
Core Bond Fund                   1.65%      1.10%      .75%      .5130%
Balanced Fund                    1.65%      1.10%      .75%      .5120%
Value Equity Fund                1.65%      1.10%      .75%      .5067%
Small Cap Value Equity Fund      1.75%      1.20%      .85%      .6110%
International Equity Fund        2.15%      1.60%     1.35%      1.002%

MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. MassMutual's management fee for the six months ended June 30, 1997 was $12,168,769, of which $679,798 was reimbursed to the Funds.

Other

Certain officers and directors of the Funds are also officers of MassMutual. The compensation of unaffiliated directors of the Funds is borne by the Funds.

At June 30, 1997, MassMutual or separate investment accounts thereof owned all of the outstanding shares of the Trust.

4.   Purchases And Sales Of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 1997 were as follows:

                                                Long-term U.S.
                                                  Government             Other Long-term
                                                  Securities                Securities
                                                --------------          ------------------
Purchases    Short-Term Bond Fund               $   18,507,923          $       16,509,283
             Core Bond Fund                         47,633,441                  78,499,107
             Balanced Fund                          20,660,889                  47,510,855
             Value Equity Fund                               -                 275,356,822
             Small Cap Value Equity Fund                     -                  79,346,567
             International Equity Fund                       -                 243,114,678

Sales        Short-Term Bond Fund               $    2,362,891          $        9,230,657
             Core Bond Fund                         57,991,171                  21,845,637
             Balanced Fund                          16,398,490                  33,414,775
             Value Equity Fund                               -                 231,667,406
             Small Cap Value Equity Fund                     -                  78,679,629
             International Equity Fund                       -                 151,990,672

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

5.   Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares, with no par value, in one or more of four classes of shares: Class 1, Class 2, Class 3 and Class 4. Class 1 and Class 2 shares of each Fund are subject to distribution and service fees. Class 3 shares are not subject to any distribution or service fees. SIA Investors purchase Class 4 shares directly from the Funds and pay no distribution or service fees. Changes in shares outstanding for each Fund are as follows:

                                                           Class 1

                                           Six months ended           Year ended
                                             June 30, 1997         December 31, 1996

                                          Shares      Amount      Shares        Amount
                                         --------    --------    --------      --------
Prime Fund
   Sold                                        -           -           -             -
   Issued as reinvestment
     of dividends                              -           -          28         4,288
   Redeemed                                    -           -           -             -
                                       ---------   ---------   ---------    ----------
   Net increase                                -   $       -          28    $    4,288
                                       =========   =========   =========    ==========
Short-Term Bond Fund
   Sold                                        -           -           -             -
   Issued as reinvestment
     of dividends                              -           -         519         5,285
   Redeemed                                    -           -           -             -
                                       ---------   ---------   ---------    ----------
   Net increase                                -   $       -         519    $    5,285
                                       =========   =========   =========    ==========
Core Bond Fund
   Sold                                        -           -         429         4,520
   Issued as reinvestment
     of dividends                              -           -         489         5,156
   Redeemed                                    -           -      (5,250)      (55,534)
                                       ---------   ---------   ---------    ----------
   Net increase (decrease)                     -   $       -      (4,332)   $  (45,858)
                                       =========   =========   =========    ==========
Balanced Fund
   Sold                                        -           -         931        10,969
   Issued as reinvestment
     of dividends                              -           -         416         5,173
   Redeemed                                    -           -      (5,552)      (65,509)
                                       ---------   ---------   ---------    ----------
   Net increase (decrease)                     -   $       -      (4,205)   $  (49,367)
                                       =========   =========   =========    ==========
Value Equity Fund
   Sold                                        -           -           -             -
   Issued as reinvestment
     of dividends                              -           -         403         5,884
   Redeemed                                    -           -           -             -
                                       ---------   ---------   ---------    ----------
   Net increase                                -   $       -         403    $    5,884
                                       =========   =========   =========    ==========
Small Cap Value Equity Fund
   Sold                                        -           -       4,373        54,090
   Issued as reinvestment
     of dividends                              -           -         349         4,660
   Redeemed                                    -           -      (9,150)     (108,036)
                                       ---------   ---------   ---------    ----------
   Net increase (decrease)                     -   $       -      (4,428)   $  (49,286)
                                       =========   =========   =========    ==========
International Equity Fund
   Sold                                        -           -       5,377        55,098
   Issued as reinvestment
     of dividends                              -           -         100         1,065
   Redeemed                                    -           -      (7,009)      (70,119)
                                       ---------   ---------   ---------    ----------
   Net increase                                -   $       -      (1,532)   $  (13,956)
                                       =========   =========   =========    ==========

                                                                   Class 2

                                           Six months ended                       Year ended
                                             June 30, 1997                     December 31, 1996

                                        Shares            Amount            Shares            Amount
                                       --------          --------          --------          --------
Prime Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -                33              4,922
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase                              -        $        -                33         $    4,922
                                    ==========        ==========        ==========         ==========
Short-Term Bond Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               584              5,951
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase                              -        $        -               584         $    5,951
                                    ==========        ==========        ==========         ==========
Core Bond Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               562              5,941
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase (decrease)                   -        $        -               562         $    5,941
                                    ==========        ==========        ==========         ==========
Balanced Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               484              6,038
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase (decrease)                   -        $        -               484         $    6,038
                                    ==========        ==========        ==========         ==========
Value Equity Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               456              6,682
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase                              -        $        -               456         $    6,682
                                    ==========        ==========        ==========         ==========
Small Cap Value Equity Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               420              5,622
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase (decrease)                   -        $        -               420         $    5,622
                                    ==========        ==========        ==========         ==========
International Equity Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               161              1,742
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase                              -        $        -               161         $    1,742
                                    ==========        ==========        ==========         ==========

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                     Class 3

                                  Six months ended              Year ended
                                    June 30, 1997            December 31, 1996

                                 Shares       Amount        Shares        Amount
                                --------     --------      --------      --------
Prime Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -            35         5,335
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -            35    $    5,335
                              ==========   ==========    ==========    ==========
Short-Term Bond Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           625         6,381
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           625    $    6,381
                              ==========   ==========    ==========    ==========
Core Bond Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           604         6,389
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           604    $    6,389
                              ==========   ==========    ==========    ==========
Balanced Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           521         6,510
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           521    $    6,510
                              ==========   ==========    ==========    ==========
Value Equity Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           492         7,213
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase (decrease)             -   $        -           492    $    7,213
                              ==========   ==========    ==========    ==========
Small Cap Value Equity Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           455         6,096
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           455    $    6,096
                              ==========   ==========    ==========    ==========
International Equity Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           186         2,018
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           186    $   $2,018
                              ==========   ==========    ==========    ==========

                                                                    Class 4

                                             Six months ended                      Year ended
                                              June 30, 1997                     December 31, 1996

                                         Shares            Amount            Shares            Amount
                                        --------          --------          --------          --------
Prime Fund
   Sold                                1,255,263       191,777,654         2,391,584        370,653,176
   Issued as reinvestment
     of dividends                              -                 -            86,522         13,067,477
   Redeemed                           (1,389,966)     (212,526,347)       (2,445,697)      (378,881,926)
                                    ------------      ------------      ------------       ------------
   Net increase                         (134,703)     $ 20,748,693)           32,409       $  4,838,727
                                    ============      ============      ============       ============
Short-Term Bond Fund
   Sold                                4,745,250        48,620,824         6,074,656         62,871,971
   Issued as reinvestment
     of dividends                              -                -            808,935          8,206,104
   Redeemed                           (2,523,313)      (25,793,936)       (4,631,745)       (47,999,711)
                                    ------------      ------------      ------------       ------------
   Net increase                        2,221,937      $ 22,826,888         2,251,846       $ 23,078,364
                                    ============      ============      ============       ============
Core Bond Fund
   Sold                                9,449,800        99,663,183        15,244,478        161,638,362
   Issued as reinvestment
     of dividends                              -                 -         1,838,613         19,317,124
   Redeemed                           (4,837,900)      (50,796,721)       (6,519,179)       (69,250,775)
                                    ------------      ------------      ------------       ------------
   Net increase                        4,611,900      $ 48,866,462        10,563,912       $111,704,711
                                    ============      ============      ============       ============
Balanced Fund
   Sold                                8,196,028       105,127,519        16,529,257        200,170,935
   Issued as reinvestment
     of dividends                              -                 -         2,193,746         27,325,515
   Redeemed                           (7,618,750)      (97,358,388)      (12,780,860)      (154,960,358)
                                    ------------      ------------      ------------       ------------
   Net increase                          577,278      $  7,769,131         5,942,143       $ 72,536,092
                                    ============      ============      ============       ============
Value Equity Fund
   Sold                               22,591,959       348,496,543        42,761,147        585,609,490
   Issued as reinvestment
     of dividends                              -                 -         8,235,214        120,574,407
   Redeemed                          (20,346,283)     (311,674,013)      (47,300,940)      (651,246,978)
                                    ------------      ------------      ------------       ------------
   Net increase (decrease)             2,245,676      $ 36,822,530         3,695,421       $ 54,936,919
                                    ============      ============      ============       ============
Small Cap Value Equity Fund
   Sold                                6,601,406        91,460,706        10,428,037        129,033,258
   Issued as reinvestment
     of dividends                              -                 -         1,500,824         20,087,217
   Redeemed                           (4,349,407)      (59,870,279)      (11,168,365)      (140,771,695)
                                    ------------      ------------      ------------       ------------
   Net increase                        2,251,999      $ 31,590,427           760,496       $  8,348,780
                                    ============      ============      ============       ============
International Equity Fund
   Sold                               12,137,572       144,485,007        14,964,804        154,912,942
   Issued as reinvestment
     of dividends                              -                 -           672,906          7,341,306
   Redeemed                           (4,372,600)      (52,026,443)       (6,611,341)       (68,183,726)
                                    ------------      ------------      ------------       ------------
   Net increase                        7,764,972      $ 92,458,564         9,026,369       $ 94,070,522
                                    ============      ============      ============       ============

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6.   Foreign Securities

The International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7.   Federal Income Tax Information

At June 30, 1997, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, are as follows:

                                                 Federal               Tax Basis          Tax Basis          Net Unrealized
                                                Income Tax             Unrealized         Unrealized          Appreciation
                                                   Cost               Appreciation        Depreciation        (Depreciation)
                                            ------------------     -----------------     --------------     -----------------
Prime Fund                                  $      244,588,726     $          13,049     $       (5,212)    $           7,837
Short-Term Bond Fund                               164,941,091               890,098           (647,903)              242,195
Core Bond Fund                                     400,421,776             6,269,978         (2,625,774)            3,644,204
Balanced Fund                                      505,416,393           124,999,570         (2,252,527)          122,747,043
Value Equity Fund                                1,932,556,830         1,026,193,157        (13,582,382)        1,012,610,775
Small Cap Value Equity Fund                        404,086,580           168,930,386         (4,308,657)          164,621,729
International Equity Fund                          424,095,948           109,456,956        (10,319,829)           99,137,127

At December 31, 1996, the following Funds had available, for Federal income tax purposes, unused capital losses:


                                     Amount              Expiration Date
                                   --------------------------------------
Prime Fund                         $     2,082          December 31, 2003
Prime Fund                               2,368          December 31, 2004
Short-Term Bond Fund                   295,197          December 31, 2004
Core Bond Fund                       1,885,881          December 31, 2004
International Equity Fund           11,789,843          December 31, 2003

8.   Line of Credit

The Trust, on behalf of each Fund, maintains a discretionary line of credit agreement with PNC Bank, N.A. Each Fund may borrow under the line of credit, provided that the Trust's borrowings do not exceed $50,000,000 in the aggregate at any one time. Interest is charged based on outstanding borrowings at the Federal Funds Rate plus .45%. Only the International Equity Fund utilized the line of credit during the six months ended June 30, 1997. Average daily borrowings for the six months ended June 30, 1997 were $6,904,444 and the average interest rate was 5.85%. The maximum borrowing outstanding during the six months ended June 30, 1997 was $31,600,000.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus or private placement memorandum, if applicable, containing more complete information including fees, risks, and expenses. If used as sales material, this report must be accompanied by a Performance Update for the most recently completed calendar quarter. The figures in this report reflect past results. The investment return and principal value of shares will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than their original cost. All investments are subject to certain risks. For example, stocks are sensitive to price changes and bonds are affected by interest rate fluctuations. Investors should make investment decisions based on an investment strategy that takes into consideration investment goals, the length of time money can stay invested, and risk tolerance. Portfolio changes should not be considered recommendations for action by individual investors.